UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

222 Delaware Avenue, Wilmington, DE 19801

(Address of principal executive offices) (Zip code)

John C. Smith II

Brown Brothers Harriman & Co.

40 Water St.

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

CONSULTING GROUP CAPITAL MARKETS FUNDS

LARGE CAPITALIZATION GROWTH INVESTMENTS

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

SMALL CAPITALIZATION GROWTH INVESTMENTS

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

INTERNATIONAL EQUITY INVESTMENTS

EMERGING MARKETS EQUITY INVESTMENTS

CORE FIXED INCOME INVESTMENTS

HIGH YIELD INVESTMENTS

INTERNATIONAL FIXED INCOME INVESTMENTS

MUNICIPAL BOND INVESTMENTS

MONEY MARKET INVESTMENTS

FORM N-Q

NOVEMBER 30, 2007

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited)	November 30, 2007

Shares	Security	Value
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 5.4%
Hotels, Restaurants & Leisure - 3.2%
520,000	International Game Technology	$22,703,200
655,100	MGM MIRAGE Inc.*	56,666,150

	Total Hotels, Restaurants & Leisure	79,369,350

Media - 1.4%
458,500	Omnicom Group Inc.	22,351,875
165,000	Reuters Group PLC, ADR(a)	12,358,500

	Total Media	34,710,375

Specialty Retail - 0.8%
900,000	Staples Inc.	21,330,000

	TOTAL CONSUMER DISCRETIONARY	135,409,725

CONSUMER STAPLES - 8.4%
Beverages - 0.5%
183,400	Coca-Cola Co.	11,389,140

Food & Staples Retailing - 4.5%
166,300	Costco Wholesale Corp.	11,208,620
1,649,500	CVS/Caremark Corp.	66,128,455
515,000	Walgreen Co.	18,843,850
343,000	Wal-Mart Stores Inc.	16,429,700

	Total Food & Staples Retailing	112,610,625

Food Products - 2.4%
237,100	Bunge Ltd.	26,635,814
285,000	Nestle SA, ADR	34,029,000

	Total Food Products	60,664,814

Household Products - 1.0%
355,000	Procter & Gamble Co.	26,270,000

	TOTAL CONSUMER STAPLES	210,934,579

ENERGY - 9.0%
Energy Equipment & Services - 5.3%
972,200	Halliburton Co.	35,592,242
505,900	National-Oilwell Varco Inc.*	34,477,085
135,443	Transocean Inc.*	18,594,909
708,500	Weatherford International Ltd.*	44,366,270

	Total Energy Equipment & Services	133,030,506

Oil, Gas & Consumable Fuels - 3.7%
425,100	Chesapeake Energy Corp.(a)	16,090,035
411,000	Occidental Petroleum	28,675,470
245,050	Suncor Energy Inc.	23,465,988
132,600	Valero Energy Corp.	8,628,282
513,372	Williams Cos. Inc.	17,819,142

	Total Oil, Gas & Consumable Fuels	94,678,917

	TOTAL ENERGY	227,709,423

FINANCIALS - 5.6%
Capital Markets - 0.7%
743,050	Charles Schwab Corp.	18,063,545

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

Diversified Financial Services - 4.9%
510,796	American Express Co.	$30,126,748
84,450	CME Group Inc.	55,618,770
149,800	IntercontinentalExchange Inc.(a)*	25,010,608
252,700	JPMorgan Chase & Co.	11,528,174

	Total Diversified Financial Services	122,284,300

	TOTAL FINANCIALS	140,347,845

HEALTH CARE - 19.2%
Biotechnology - 5.7%
545,370	Biogen Idec Inc.*	40,422,824
529,550	Celgene Corp.*	32,593,803
365,000	Genentech Inc.*	27,831,250
936,700	Gilead Sciences Inc.*	43,594,018

	Total Biotechnology	144,441,895

Health Care Equipment & Supplies - 1.6%
158,100	Alcon Inc.	21,998,034
270,000	Zimmer Holdings Inc.*	17,477,100

	Total Health Care Equipment & Supplies	39,475,134

Health Care Providers & Services - 1.9%
575,000	UnitedHealth Group Inc.	31,625,000
201,200	WellPoint Inc.*	16,943,052

	Total Health Care Providers & Services	48,568,052

Life Sciences Tools & Services - 2.2%
965,100	Thermo Fisher Scientific Inc.*	55,628,364

Pharmaceuticals - 7.8%
598,000	Allergan Inc.	40,089,920
2,608,450	Elan Corp. PLC, ADR*	60,072,604
537,800	Eli Lilly & Co.	28,476,510
103,000	Merck & Co. Inc.	6,114,080
427,700	Shire PLC, ADR	30,345,315
632,400	Wyeth	31,050,840

	Total Pharmaceuticals	196,149,269

	TOTAL HEALTH CARE	484,262,714

INDUSTRIALS - 11.9%
Aerospace & Defense - 2.8%
173,600	Boeing Co.	16,064,944
173,100	General Dynamics Corp.	15,367,818
507,800	United Technologies Corp	37,968,206

	Total Aerospace & Defense	69,400,968

Air Freight & Logistics - 1.6%
440,000	Expeditors International of Washington Inc.	20,644,800
275,000	United Parcel Service Inc., Class B Shares	20,262,000

	Total Air Freight & Logistics	40,906,800

Airlines - 0.3%
388,100	Delta Air Lines Inc.(a)*	7,668,856

Commercial Services & Supplies - 1.3%
480,000	Paychex Inc.	18,720,000
310,000	Weight Watchers International Inc.(a)	14,802,500

	Total Commercial Services & Supplies	33,522,500

Electrical Equipment - 1.2%
29,500	First Solar Inc.*	6,995,925
347,805	Rockwell Automation Inc.	23,612,481

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

	Total Electrical Equipment	$30,608,406

Industrial Conglomerates - 2.1%
727,240	General Electric Co.	27,846,020
161,434	McDermott International Inc.*	8,442,998
240,800	Textron Inc.	16,627,240

	Total Industrial Conglomerates	52,916,258

Machinery - 2.6%
237,100	Danaher Corp.	20,585,022
129,500	Deere & Co.	22,248,100
347,750	ITT Industries Inc.	22,409,010

	Total Machinery	65,242,132

	TOTAL INDUSTRIALS	300,265,920

INFORMATION TECHNOLOGY - 28.8%
Communication Equipment - 4.2%
1,193,200	Cisco Systems Inc.*	33,433,464
367,300	Juniper Networks Inc.*	10,916,156
1,482,600	QUALCOMM Inc.	60,460,428

	Total Communication Equipment	104,810,048

Computers & Peripherals - 7.6%
233,200	Apple Inc.*	42,493,704
1,055,900	Hewlett-Packard Corp.	54,019,844
367,206	Research in Motion Ltd.*	41,795,387
350,000	SanDisk Corp.*	13,104,000
975,000	Seagate Technology	25,145,250
600,105	Teradata Corp.*	15,578,726

	Total Computers & Peripherals	192,136,911

Internet Software & Services - 5.4%
1,145,900	eBay Inc.*	38,422,027
104,198	Equinix Inc.(a)*	10,848,054
125,679	Google Inc., Class A Shares*	87,095,547

	Total Internet Software & Services	136,365,628

IT Services - 1.8%
1,075,400	Cognizant Technology Solutions Corp.*	33,444,940
64,500	Mastercard Inc.	12,941,925

	Total IT Services	46,386,865

Semiconductors & Semiconductor Equipment - 4.7%
1,899,850	Intel Corp.	49,548,088
1,541,400	Marvell Technology Group Ltd.*	23,028,516
589,300	Maxim Integrated Products Inc.	13,665,867
229,200	MEMC Electronic Materials Inc.*	17,781,336
429,676	Nvidia Corp.*	13,551,981

	Total Semiconductors & Semiconductor Equipment	117,575,788

Software - 5.1%
491,800	Adobe Systems Inc.*	20,724,452
474,300	Amdocs Ltd.*	15,694,587
558,000	Autodesk Inc.*	26,276,220
750,000	Intuit Inc.*	21,990,000
794,360	Microsoft Corp.	26,690,496
877,400	Oracle Corp.*	17,705,932

	Total Software	129,081,687

	TOTAL INFORMATION TECHNOLOGY	726,356,927

MATERIALS - 5.6%
Chemicals - 3.5%
490,050	Ecolab Inc.	23,473,395
619,900	Praxair Inc.	52,927,062

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

170,284	The Mosaic Co.*	$11,775,139

	Total Chemicals	88,175,596

Metals & Mining - 2.1%
255,100	Freeport-McMoRan Copper & Gold Inc.	25,237,043
845,800	Goldcorp Inc.(a)	27,412,378

	Total Metals & Mining	52,649,421

	TOTAL MATERIALS	140,825,017

TELECOMMUNICATION SERVICES - 2.6%
Wireless Equipment - 0.7%
467,600	Crown Castle International Corp.*	19,615,820

Wireless Telecommunication Services - 1.9%
208,773	America Movil SAB de CV	12,872,943
333,400	American Tower Corp., Class A Shares*	15,183,036
351,633	NII Holdings Inc., Class B Shares*	19,396,076

	Total Wireless Telecommunication Services	47,452,055

	TOTAL TELECOMMUNICATION SERVICES	67,067,875

	TOTAL COMMON STOCKS
	(Cost - $1,981,296,557)	2,433,180,025

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $1,981,296,557)	2,433,180,025

Face Amount
SHORT-TERM INVESTMENTS (b) - 6.0%
MONEY MARKET FUND - 2.8%
69,333,226	BBH Securities Lending Trust (Cost - $69,333,226)(c)	69,333,226
TIME DEPOSITS - 3.1%
$56,596,946	BBH - Grand Cayman, 4.110% due 12/3/07	56,596,946
22,593,608	Wells Fargo - Grand Cayman, 4.110% due 12/3/07	22,593,608

	TOTAL TIME DEPOSITS	79,190,554

	(Cost - $79,190,554)
U.S. GOVERNMENT AGENCY - 0.1%
3,290,000	Federal Home Loan Bank (FHLB), Discount Notes, 3.751% due 12/3/07 (Cost - $3,288,972)(d)	3,288,972

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $151,812,752)	151,812,752

	TOTAL INVESTMENTS - 102.5%
	(Cost - $2,133,109,309#)	2,584,992,777
	Liabilities in Excess of Other Assets - (2.5%)	(62,585,976)

	TOTAL NET ASSETS - 100.0%	$2,522,406,801

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of each portfolio holdings would be 3.3%.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

Abbreviation used in this schedule:

ADR	-	American Depositary Receipt

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

Shares	Security	Value
COMMON STOCKS - 96.2%
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.4%
44,400	Autoliv Inc.	$2,592,960
48,800	BorgWarner Inc.	4,714,568

	Total Auto Components	7,307,528

Automobiles - 0.4%
221,100	General Motors Corp.(a)	6,595,413

Hotels, Restaurants & Leisure - 2.2%
245,000	Boyd Gaming Corp.	9,486,400
244,800	International Game Technology	10,687,968
161,100	McDonald’s Corp.	9,419,517
374,000	Wyndham Worldwide Corp.	10,909,580

	Total Hotels, Restaurants & Leisure	40,503,465

Household Durables - 1.3%
209,000	Black & Decker Corp.(a)	17,273,850
44,600	Clorox Co.	2,893,648
56,800	Stanley Works	2,962,120

	Total Household Durables	23,129,618

Leisure Equipment & Products - 0.6%
544,800	Mattel Inc.	10,885,104

Media - 4.5%
704,200	CBS Corp., Class B Shares	19,316,206
745,000	DIRECTV Group Inc.*	18,528,150
281,700	Gannett Co. Inc.	10,352,475
33	Gemstar-TV Guide International Inc.*	195
1,130,000	Interpublic Group Cos. Inc.(a)*	10,723,700
293,700	Time Warner Inc.	5,069,262
270,000	WPP Group PLC, ADR(a)	17,077,500

	Total Media	81,067,488

Multiline Retail - 1.6%
336,000	Macy’s Inc.	9,962,400
308,400	Target Corp.	18,522,504

	Total Multiline Retail	28,484,904

Specialty Retail - 1.1%
297,900	Home Depot Inc.	8,508,024
575,000	Limited Brands Inc.	11,546,000
24,790	Office Depot Inc.*	424,901

	Total Specialty Retail	20,478,925

Textiles, Apparel & Luxury Goods - 0.8%
204,300	V. F. Corp.	15,279,597

	TOTAL CONSUMER DISCRETIONARY	233,732,042

CONSUMER STAPLES - 12.2%
Beverages - 1.5%
262,000	Anheuser-Busch Cos. Inc.	13,812,640
197,500	Coca-Cola Co.	12,264,750

	Total Beverages	26,077,390

Food & Staples Retailing - 1.5%
427,000	CVS/Caremark Corp.	17,118,430
144,000	Kroger Co.	4,140,000
53,100	Safeway Inc.	1,847,880
113,600	SUPERVALU Inc.	4,756,432

	Total Food & Staples Retailing	27,862,742

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

Food Products - 4.1%
760,000	Archer Daniels Midland	$27,626,000
354,000	Campbell Soup Co.	12,998,880
520,000	ConAgra Foods Inc.	13,010,400
383,657	Kraft Foods Inc.	13,255,349
459,600	Sara Lee Corp.	7,735,068

	Total Food Products	74,625,697

Household Products - 0.7%
185,400	Kimberly-Clark Corp.	12,942,774

Tobacco - 4.4%
837,200	Altria Group Inc.	64,933,232
209,400	Reynolds American Inc.(a)	14,662,188

	Total Tobacco	79,595,420

	TOTAL CONSUMER STAPLES	221,104,023

ENERGY - 16.2%
Energy Equipment & Services - 3.5%
220,000	Baker Hughes Inc.	17,659,400
478,000	Halliburton Co.	17,499,580
620,000	Nabors Industries Ltd.*	16,678,000
82,962	Transocean Inc.*	11,389,864

	Total Energy Equipment & Services	63,226,844

Oil, Gas & Consumable Fuels - 12.7%
441,500	Anadarko Petroleum Corp.	24,988,900
81,400	BP PLC, ADR	5,921,036
551,300	Chevron Corp.	48,387,601
460,600	ConocoPhillips	36,866,424
1,150,000	El Paso Corp.	18,492,000
310,500	Exxon Mobil Corp.	27,684,180
527,000	Marathon Oil Corp.	29,459,300
201,800	Occidental Petroleum	14,079,586
117,100	Petroleo Brasileiro SA	11,276,730
153,300	Royal Dutch Shell PLC, Class A Shares, ADR	12,483,219

	Total Oil, Gas & Consumable Fuels	229,638,976

	TOTAL ENERGY	292,865,820

FINANCIALS - 19.5%
Capital Markets - 2.3%
8,400	Goldman Sachs Group Inc.	1,903,776
183,000	Lehman Brothers Holdings Inc.(a)	11,461,290
296,200	Merrill Lynch & Co. Inc.	17,754,228
189,600	Morgan Stanley	9,995,712

	Total Capital Markets	41,115,006

Commercial Banks - 2.6%
441,000	Keycorp	11,615,940
942,800	Regions Financial Corp.	24,918,204
269,500	Wachovia Corp.	11,588,500

	Total Commercial Banks	48,122,644

Diversified Financial Services - 4.1%
663,160	Bank of America Corp.	30,591,571
28,500	Deutsche Bank AG(a)	3,754,875
874,000	JPMorgan Chase & Co.	39,871,880

	Total Diversified Financial Services	74,218,326

Insurance - 8.7%
213,000	ACE Ltd.	12,743,790
707,100	Allstate Corp.	36,146,952
362,200	American International Group Inc.	21,054,686
287,700	Assured Guaranty Ltd.	6,493,389
106,800	Fidelity National Financial Inc.	1,668,216
307,500	Genworth Financial Inc., Class A Shares	8,068,800
55,600	Hartford Financial Services Group Inc.	5,299,792
205,400	Lincoln National Corp.	12,646,478
25,600	MBIA Inc.(a)	934,656

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

254,200	MetLife Inc.	$16,672,978
43,600	RenaissanceRe Holdings Ltd.	2,577,196
514,100	Travelers Cos. Inc.	27,303,851
106,100	XL Capital Ltd., Class A Shares	6,210,033

	Total Insurance	157,820,817

Real Estate Investment Trusts (REITs) - 0.4%
273,700	Duke Realty Corp.	7,195,573

Thrifts & Mortgage Finance - 1.4%
87,100	Fannie Mac	3,346,382
258,100	Freddie Mac	9,051,567
630,200	Washington Mutual Inc.	12,288,900

	Total Thrifts & Mortgage Finance	24,686,849

	TOTAL FINANCIALS	353,159,215

HEALTH CARE - 7.9%
Health Care Equipment & Supplies - 0.1%
64,475	Covidien Ltd.*	2,586,092

Health Care Providers & Services - 0.9%
166,800	Amerisourcebergen Corp. Class A	7,567,716
119,200	McKesson Corp.	7,954,216

	Total Health Care Providers & Services	15,521,932

Pharmaceuticals - 6.9%
234,000	Barr Pharmaceuticals Inc.*	12,565,800
500,100	GlaxoSmithKline PLC, ADR(a)	26,345,268
109,600	Merck & Co. Inc.	6,505,856
2,141,800	Pfizer Inc.	50,889,168
592,500	Wyeth	29,091,750

	Total Pharmaceuticals	125,397,842

	TOTAL HEALTH CARE	143,505,866

INDUSTRIALS - 5.8%
Aerospace & Defense - 0.6%
137,200	Northrop Grumman Corp.	10,809,988

Building Products - 0.1%
113,300	KB Home(a)	2,366,837

Commercial Services & Supplies - 1.2%
200,000	Avery Dennison Corp.	10,422,000
326,800	R.R. Donnelley & Sons Co.	11,980,488

	Total Commercial Services & Supplies	22,402,488

Industrial Conglomerates - 1.2%
308,300	General Electric Co.	11,804,807
63,600	Parker Hannifin Corp.	5,051,748
64,475	Tyco Electronics Ltd.*	2,410,720
64,475	Tyco International Ltd.	2,587,382

	Total Industrial Conglomerates	21,854,657

Machinery - 1.3%
137,800	Caterpillar Inc.	9,907,820
61,200	Eaton Corp.	5,465,772
80,600	Ingersoll-Rand Co., Ltd.	4,162,184
53,200	Terex Corp.*	3,428,740

	Total Machinery	22,964,516

Road & Rail - 1.4%
491,500	Norfolk Southern Corp.	25,169,715

	TOTAL INDUSTRIALS	105,568,201

INFORMATION TECHNOLOGY - 9.0%
Computers & Peripherals - 1.1%
68,800	International Business Machines Corp.	7,236,384
464,100	Seagate Technology	11,969,139

	Total Computers & Peripherals	19,205,523

Electronic Equipment & Instruments - 1.3%
1,789,626	Flextronics International Ltd.*	21,403,927

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

182,520	Sanmina-SCI Corp.*	$323,060
51,910	Tech Data Corp.*	1,952,335

	Total Electronic Equipment & Instruments	23,679,322

IT Services - 1.9%
587,000	Ingram Micro Inc.*	11,681,300
1,043,000	Western Union Co.	23,571,800

	Total IT Services	35,253,100

Semiconductors & Semiconductor Equipment - 2.6%
1,493,000	Infineon Technologies AG, ADR(a)*	17,677,120
968,000	Intel Corp.	25,245,440
660,000	Qimonda AG, ADR(a)*	4,844,400

	Total Semiconductors & Semiconductor Equipment	47,766,960

Software - 2.1%
535,000	Cadence Design Systems Inc.*	8,881,000
483,100	Microsoft Corp.	16,232,160
700,000	Symantec Corp.*	12,460,000

	Total Software	37,573,160

	TOTAL INFORMATION TECHNOLOGY	163,478,065

MATERIALS - 5.2%
Chemicals - 2.4%
1,023,200	Dow Chemical Co.	42,913,008

Metals & Mining - 2.8%
340,500	Alcoa Inc.	12,383,985
106,800	ArcelorMittal, Class A Shares(a)	7,883,976
660,700	Gold Fields Ltd.	10,868,515
382,000	Newmont Mining Corp.	18,981,580

	Total Metals & Mining	50,118,056

	TOTAL MATERIALS	93,031,064

TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 5.1%
922,634	AT&T Inc.	35,253,845
597,500	Sprint Nextel Corp.	9,273,200
647,700	Verizon Communications	27,987,117
175,000	Vodafone Group PLC, ADR	6,518,750
947,272	Windstream Corp.	12,267,173

	Total Diversified Telecommunication Services	91,300,085

Wireless Equipment - 0.2%
90,500	Nokia Corp., ADR	3,559,365

	TOTAL TELECOMMUNICATION SERVICES	94,859,450

UTILITIES - 2.2%
Electric Utilities - 0.8%
111,800	American Electic Power Co. Inc.	5,329,506
38,900	Entergy Corp.	4,650,106
77,900	Wisconsin Energy Corp.	3,726,736

	Total Electric Utilities	13,706,348

Multi-Utilities - 1.4%
237,400	Ameren Corp.	12,783,990
206,000	Sempra Energy	12,899,720

	Total Multi-Utilities	25,683,710

	TOTAL UTILITIES	39,390,058

	TOTAL COMMON STOCKS
	(Cost - $1,563,538,530)	1,740,693,804

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $1,563,538,530)	1,740,693,804

Face Amount
SHORT-TERM INVESTMENTS (b) - 8.3%
MONEY MARKET FUND - 5.1%
91,824,020	BBH Securities Lending Trust (Cost - $91,824,020)(c)	91,824,020
TIME DEPOSITS - 3.2%
$57,965,096	BBH - Grand Cayman, 4.110% due 12/3/07 (Cost - $57,965,097)	57,965,096

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

TOTAL SHORT-TERM INVESTMENTS
(Cost - $149,789,117)	$149,789,116

TOTAL INVESTMENTS—104.5%
(Cost - $1,713,327,647#)	1,890,482,920
Liabilities in Excess of Other Assets—(4.5%)	(80,905,429)

TOTAL NET ASSETS - 100.0%	$1,809,577,491

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of each portfolio holdings would be 3.2%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	-	American Depositary Receipt

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited)	November 30, 2007

Shares	Security	Value
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 6.8%
Diversified Consumer Services - 1.9%
3,600	American Public Education Inc.*	$152,280
161,912	Corinthian Colleges Inc.*	2,826,984
28,500	New Oriental Education & Technology Group Inc., ADR*	2,281,995
237,600	Stewart Enterprises Inc., Class A Shares	1,948,320

	Total Diversified Consumer Services	7,209,579

Hotels, Restaurants & Leisure - 2.0%
36,100	Red Robin Gourmet Burgers Inc.*	1,428,116
217,358	Texas Roadhouse Inc., Class A Shares*	2,736,537
102,950	WMS Industries Inc.*	3,438,530

	Total Hotels, Restaurants & Leisure	7,603,183

Household Durables - 0.4%
52,100	Tempur-Pedic International Inc.(a)	1,546,849

Textiles, Apparel & Luxury Goods - 2.5%
68,800	Aeropostale Inc.*	1,757,840
115,359	Bebe Stores Inc.	1,557,346
131,500	Iconix Brand Group Inc.*	2,996,885
41,000	Oxford Industries Inc.	1,015,570
93,500	True Religion Apparel Inc.(a)*	1,628,770
17,300	Under Armour Inc.(a)*	859,464

	Total Textiles, Apparel & Luxury Goods	9,815,875

	TOTAL CONSUMER DISCRETIONARY	26,175,486

CONSUMER STAPLES - 1.3%
Food Products - 0.3%
97,800	Agria Corp.*	1,198,050

Personal Products - 1.0%
177,400	Bare Escentuals Inc.(a)*	3,734,270

	TOTAL CONSUMER STAPLES	4,932,320

ENERGY - 11.4%
Communications Software - 1.1%
78,000	T-3 Energy Services Inc.*	3,931,980

Energy Equipment & Services - 1.4%
145,300	Complete Production*	2,574,716
9,200	Flotek Industries Inc.*	339,112
66,200	Willbros Group Inc.(a)*	2,480,514

	Total Energy Equipment & Services	5,394,342

Oil, Gas & Consumable Fuels - 8.9%
61,530	Exterran Holdings Inc.(a)*	4,924,861
71,200	Foundation Coal Holdings Inc.	3,235,328
199,700	Key Energy Services Inc.*	2,675,980
36,200	NATCO Group Inc.*	1,720,948
87,800	Oil States International Inc.(a)*	2,784,138
88,200	Parallel Petroleum Corp*	1,689,030

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

133,000	Patterson UTI Energy Inc.	$2,507,050
126,000	Pioneer Drilling Co.*	1,500,660
95,000	Precision Drilling Trusta	1,515,250
79,499	Quicksilver Resources Inc.(a)*	4,022,649
216,500	Superior Energy Services Inc.*	7,555,850

	Total Oil, Gas & Consumable Fuels	34,131,744

	TOTAL ENERGY	43,458,066

FINANCIALS - 3.0%
Commercial Banks - 1.4%
3,305	East-West Bancorp	89,070
84,200	Signature Bank*	3,119,610
132,600	UCBH Holdings Inc.(a)	2,132,208

	Total Commercial Banks	5,340,888

Diversified Financial Services - 0.9%
83,050	FCStone Group Inc.*	3,505,540

Insurance - 0.3%
30,400	Tower Group Inc.	985,568

Real Estate Investment Trusts (REITs) - 0.4%
95,000	DiamondrRock Hospitality Co.	1,645,400

	TOTAL FINANCIALS	11,477,396

HEALTH CARE - 28.2%
Biotechnology - 8.0%
113,100	Alexion Pharmaceuticals Inc.*	8,224,632
32,689	Cephalon Inc.*	2,449,060
81,700	Cubist Pharmaceuticals Inc.(a)*	1,735,308
259,800	Human Genome Sciences Inc.(a)*	2,704,518
96,700	Illumina Inc.(a)*	5,588,293
99,000	InterMune Inc.(a)*	1,607,760
106,000	Keryx Biopharmaceuticals Inc.(a)*	975,200
116,000	Nektar Therapeutics(a)*	773,720
160,600	TomoTherapy Inc.*	2,987,160
135,900	Vanda Pharmaceuticals Inc.(a)*	1,221,741
90,800	Vertex Pharmaceuticals Inc.*	2,305,412

	Total Biotechnology	30,572,804

Health Care Equipment & Supplies - 9.4%
215,300	Align Technology Inc.(a)*	3,636,417
155,800	American Medical Systems Holdings Inc.(a)*	2,129,786
97,300	Cutera Inc.*	1,473,122
184,200	ev3 Inc.(a)*	2,696,688
36,600	Greatbatch Inc.*	753,228
112,788	Immucor Inc.*	3,741,178
41,200	Masimo Corp.(a)*	1,522,752
85,100	Nighthawk Radiology Holdings Inc.(a)*	1,799,014
68,000	Palomar Medical Technologies Inc.(a)*	1,192,720
142,000	PerkinElmer Inc.	3,873,760
140,600	Possis Medical Inc.*	2,187,736
269,000	Spectranetics Corp.(a)*	4,080,730
71,100	Varian Inc.*	4,980,555
142,600	Vnus Medical Technologies Inc.*	2,006,382
	Total Health Care Equipment & Supplies	36,074,068
Health Care Providers & Services - 1.5%
71,200	Gentiva Health Services Inc.*	1,285,872
261,700	Sun Healthcare Group Inc.*	4,341,603

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

	Total Health Care Providers & Services	$5,627,475

Life Sciences Tools & Services - 1.0%
45,200	Dionex Corp.*	3,818,044

Pharmaceuticals - 8.3%
248,900	Adolor Corp.*	970,710
147,500	Array Biopharma Inc.(a)*	1,632,825
259,900	Medicines Co.*	4,595,032
93,400	Medicis Pharmaceutical Corp., Class A Shares	2,512,460
347,400	MGI Pharma Inc.*	12,023,514
123,000	Nastech Pharmaceutical Co. Inc.(a)*	467,400
134,450	OSI Pharmaceuticals Inc.*	6,269,403
103,000	Santarus Inc.(a)*	261,620
140,250	Sciele Pharma Inc.(a)*	3,130,380

	Total Pharmaceuticals	31,863,344

	TOTAL HEALTH CARE	107,955,735

INDUSTRIALS - 12.3%
Aerospace & Defense - 0.7%
106,600	Hexcel Corp.*	2,715,102

Airlines - 0.7%
176,200	Airtran Holdings Inc.*	1,495,938
33,060	Allegiant Travel Co.*	1,170,324

	Total Airlines	2,666,262

Building Products - 1.5%
114,900	Apogee Enterprises Inc.	2,553,078
127,900	Interline Brands Inc.*	3,060,647

	Total Building Products	5,613,725

Commercial Services & Supplies - 4.5%
49,300	Aegean Marine Petroleum Network Inc.	1,972,000
65,700	Coinstar Inc.*	1,716,741
136,900	Geo Group Inc.*	3,485,474
53,800	Kendle International Inc.(a)*	2,322,546
163,100	Knoll Inc.	2,850,988
145,500	MDC Partners Inc.(b)*	1,376,430
137,600	Valueclick Inc.*	3,252,864

	Total Commercial Services & Supplies	16,977,043

Electrical Equipment - 1.4%
50,900	Acuity Brands Inc.	2,010,041
86,000	Energy Conversion Devices Inc.(a)*	2,224,820
255,100	Power-One Inc.*	1,191,317

	Total Electrical Equipment	5,426,178

Machinery - 3.0%
125,494	Actuant Corp., Class A Shares	3,974,395
36,200	Gehl Co.*	586,802
110,025	RBC Bearings Inc.*	4,046,720
87,200	Wabtec Corp.(a)	2,959,568

	Total Machinery	11,567,485

Road & Rail - 0.5%
73,900	J.B. HuntTransport Services Inc.	1,942,831

	TOTAL INDUSTRIALS	46,908,626

INFORMATION TECHNOLOGY - 33.0%
Communication Equipment - 2.3%
155,500	Foundry Networks Inc.*	2,741,465
73,300	NICE Systems Ltd., ADR*	2,388,114

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

68,700	Polycom Inc.*	$1,667,349
66,500	Riverbed Technology Inc.*	1,880,620

	Total Communication Equipment	8,677,548

Computers & Peripherals - 2.0%
64,600	Magma Design Automation Inc.*	863,056
47,400	Sigma Designs Inc.(a)*	3,081,948
26,200	Synaptics Inc.*	1,455,148
135,000	Virtusa Corp.(b)*	2,385,450

	Total Computers & Peripherals	7,785,602

Internet & Catalog Retail - 0.5%
71,800	Nutri/System Inc.(a)*	1,805,770

Internet Software & Services - 4.7%
350,400	Cybersource Corp.*	5,119,344
32,800	DealerTrack Holdings Inc.*	1,395,312
9,500	Equinix Inc.*	989,045
108,800	Macrovision Corp*	2,711,296
536,400	Skillsoft PLC, ADR*	5,197,716
148,900	Websense Inc.*	2,433,026

	Total Internet Software & Services	17,845,739

IT Services - 1.5%
216,700	MPS Group Inc.*	2,405,370
53,500	RightNow Technologies Inc.*	971,025
358,400	Sapient Corp.*	2,594,816

	Total IT Services	5,971,211

Semiconductors & Semiconductor Equipment - 7.1%
227,300	AMIS Holdings Inc.*	1,743,391
169,600	Asyst Technologies Inc.*	583,424
91,100	ATMI Inc.*	2,741,199
55,400	Cavium Networks Inc.(a)*	1,421,010
126,300	IXYS Corp.(a)*	976,299
61,700	Marvell Technology Group Ltd.*	921,798
125,600	Microsemi Corp.(a)*	2,873,728
90,100	Netlogic Microsystems Inc.(a)*	2,635,425
392,400	PMC-Sierra Inc.(a)*	2,754,648
137,045	Power Integrations Inc.*	4,122,314
31,900	Standard Microsystems Corp.*	1,125,113
82,800	Tessera Technologies Inc.*	3,197,736
53,550	Varian Semiconductor Equipment Associates Inc.*	2,222,861

	Total Semiconductors & Semiconductor Equipment	27,318,946

Software - 14.9%
48,300	Ansys Inc.*	1,876,938
73,600	Blackboard Inc.(a)*	2,870,400
185,400	Commvault Systems Inc.*	4,128,858
177,500	Concur Technologies Inc.*	6,666,900
101,900	Double-Take Software*	2,527,120
162,685	Informatica Corp*	2,790,048
38,600	MICROS Systems Inc.*	2,784,604
114,151	Net 1 UEPS Technologies Inc.(a)*	3,534,115
432,100	Nuance Communications Inc.(a)*	8,719,778
236,300	Phase Forward Inc.*	5,765,720
187,200	Quest Software Inc.*	3,027,024
127,000	Smith Micro Software Inc.(a)*	1,017,270
212,300	Solera Holdings Inc.*	4,885,023
150,100	Synchronoss Technolgies Inc.(a)*	4,941,292

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

46,157	Verint Systems Inc.*	$796,670
6,900	VMware Inc.(a)*	630,453

	Total Software	56,962,213

	TOTAL INFORMATION TECHNOLOGY	126,367,029

MATERIALS - 0.4%
Metals & Mining - 0.4%
86,700	Horsehead Holding Corp.(a)*	1,441,821

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
67,900	Atheros Communications Inc.*	2,002,371
60,700	Cbeyond Inc.*	2,511,159
132,300	PAETEC Holding Corp*	1,415,610

	Total Diversified Telecommunication Services	5,929,140

	TOTAL TELECOMMUNICATION SERVICES	5,929,140

UTILITIES - 0.5%
Electric Utilities - 0.5%
40,000	EnerNOC Inc.*	1,830,800

	TOTAL COMMON STOCKS
	(Cost - $297,356,857)	376,476,419

RIGHTS - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
880	OSI Pharmaceuticals Inc. (Cost - $123)(b)*	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $297,356,980)	376,476,419

Face Amount
SHORT-TERM INVESTMENTS (c) - 22.3%
MONEY MARKET FUND - 21.4%
81,923,581	BBH Securities Lending Trust (Cost - $81,923,581)(d)	81,923,581
TIME DEPOSITS - 0.9%
$3,136,701	BBH - Grand Cayman, 4.110% due 12/1/07	3,136,701
505,601	Wells Fargo - Grand Cayman, 4.110% due 12/3/07	505,601

	TOTAL TIME DEPOSITS	3,642,302

	(Cost - $3,642,302)
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $85,565,883)	85,565,883

	TOTAL INVESTMENTS - 120.7%
	(Cost - $382,922,863#)	462,042,302
	Liabilities in Excess of Other Assets - (20.7%)	(79,383,760)

	TOTAL NET ASSETS - 100.0%	$382,658,542

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of each portfolio holdings would be 0.9%.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

Abbreviation used in this schedule:

ADR	-	American Depositary Receipt

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited)	November 30, 2007

Shares	Security	Value
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 2.7%
68,800	Arvinmeritor Inc.(a)	$695,568
969,007	Hayes Lemmerz Internationl Inc. *	4,001,999
185,682	Modine Manufacturing Co.	3,776,772

	Total Auto Components	8,474,339

Automobiles - 1.4%
528,500	Fleetwood Enterprises Inc.(a)*	2,890,895
45,300	Thor Industries Inc.(a)	1,596,825

	Total Automobiles	4,487,720

Diversified Consumer Services - 0.4%
96,400	Service Corporation International	1,280,192

Hotels, Restaurants & Leisure - 0.8%
28,700	CEC Entertainment Inc.*	817,950
68,500	CKE Restaurants Inc.	1,001,470
43,500	Ruby Tuesday Inc.	570,285

	Total Hotels, Restaurants & Leisure	2,389,705

Household Durables - 1.0%
32,900	American Greetings Corp., Class A Shares	765,254
37,900	Ethan Allen Interiors Inc.	1,082,424
31,000	Lancaster Colony Corp.	1,194,120

	Total Household Durables	3,041,798

Internet & Catalog Retail - 0.2%
36,000	Insight Enterprises Inc.*	713,160

Leisure Equipment & Products - 0.8%
227,277	Arctic Cat Inc.(a)	2,425,046

Media - 0.8%
88,100	Belo Corp.	1,458,936
20,500	Meredith Corp.	1,128,525

	Total Media	2,587,461

Multiline Retail - 1.7%
29,800	Dollar Tree Stores Inc.*	854,068
428,057	Fred’s Inc.	4,460,354

	Total Multiline Retail	5,314,422

Specialty Retail - 3.6%
71,000	Asbury Automotive Group Inc.	1,188,540
50,900	Borders Group Inc.	636,759
109,950	Cato Corp., Class A Shares	1,655,847
268,686	MarineMax Inc.(a)*	4,393,016
26,600	PETsMART Inc.	757,568
37,200	Ross Stores Inc.	981,336
56,475	Stage Stores Inc.	955,557
46,600	Zale Corp.*	833,674

	Total Specialty Retail	11,402,297

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

Textiles, Apparel & Luxury Goods - 1.2%
20,775	Brown Shoe Co. Inc.	$352,552
47,600	Kellwood Co.	713,524
24,100	Men’s Wearhouse Inc.	831,932
24,100	Warnaco Group Inc.*	889,290
37,500	Wolverine World Wide Inc.	928,875

	Total Textiles, Apparel & Luxury Goods	3,716,173

	TOTAL CONSUMER DISCRETIONARY	45,832,313

CONSUMER STAPLES - 5.7%
Beverages - 1.3%
38,200	Constellation Brands Inc., Class A Shares*	899,610
514,700	Cott Corp.(a)*	3,273,492

	Total Beverages	4,173,102

Food & Staples Retailing - 0.4%
29,300	Weis Markets Inc.	1,198,956

Food Products - 2.9%
34,500	Corn Products International Inc.	1,356,885
94,900	Del Monte Foods Co.	835,120
27,700	J.M. Smucker Co.	1,360,901
48,000	Pilgrim’s Pride Corp.	1,251,840
177,620	Tootsie Roll Industries Inc.(a)	4,376,557

	Total Food Products	9,181,303

Household Products - 0.6%
39,500	WD-40 Co.	1,566,965
11,400	Zep Inc.*	149,682

	Total Household Products	1,716,647

Tobacco - 0.5%
28,800	Universal Corp.	1,545,984

	TOTAL CONSUMER STAPLES	17,815,992

ENERGY - 8.3%
Energy Equipment & Services - 3.5%
104,300	Grey Wolf Inc.*	529,844
23,100	Holly Corp.	1,119,195
348,500	ION Geophysical Corp.(a)*	5,377,355
24,900	Lufkin Industries Inc.	1,295,049
25,200	Tidewater Inc.	1,232,028
26,000	W-H Energy Services*	1,313,000

	Total Energy Equipment & Services	10,866,471

Oil, Gas & Consumable Fuels - 4.8%
22,900	Arch Coal Inc.	866,994
35,700	Berry Petroleum Co., Class A Shares	1,476,552
43,000	Cabot Oil & Gas Corp.	1,480,060
35,900	Cimarex Energy Co.	1,386,817
38,124	Hercules Offshore Inc.*	953,481
31,100	Newfield Exploration Co.*	1,550,335
33,700	Penn Virginia Corp.	1,402,594
38,000	St. Mary Land & Exploration Co.	1,493,400
40,000	Tsakos Energy Navigation Ltd.	1,444,000
37,600	Western Refining Inc.	1,086,640
35,500	Whiting Petroleum Corp.*	1,871,560

	Total Oil, Gas & Consumable Fuels	15,012,433

	TOTAL ENERGY	25,878,904

FINANCIALS - 18.2%
Capital Markets - 0.7%

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

49,000	Boston Private Financial Holdings Inc.(a)	$1,349,460
37,800	Jefferies Group Inc.	966,168

	Total Capital Markets	2,315,628

Commercial Banks - 8.0%
28,900	AMCORE Financial Inc.	679,150
52,200	BancorpSouth Inc.	1,276,812
59,100	Bank of Hawaii Corp.	3,077,337
75,200	Colonial BancGroup Inc.(a)	1,197,184
24,700	Cullen/Frost Bankers Inc.	1,299,467
30,700	East-West Bancorp	827,365
25,800	First Midwest Bancorp Inc.	843,660
14,800	FirstMerit Corp.	305,028
85,600	Fulton Financial Corp.	1,070,856
21,100	Hancock Holding Co.	827,331
17,800	Independent Bank Corp., (Massachusetts)	515,132
24,800	NBT Bancorp Inc.	618,264
62,799	Old National Bancorp(a)	1,003,528
396,503	Oriental Financial Group Inc.	5,344,860
85,399	Provident Bankshares Corp.	2,002,607
76,700	Sterling Bancshares Inc.	946,478
46,850	Sterling Financial Corp. of Spokane	840,020
51,900	Susquehanna Bancshares Inc.	1,032,291
46,800	Whitney Holding Corp.	1,282,320

	Total Commercial Banks	24,989,690

Consumer Finance - 0.3%
102,800	Advance America Cash Advance Centers Inc.	937,536

Insurance - 4.9%
112,700	American Equity Investment Life Holding Co.	1,015,427
41,200	American Financial Group Inc.	1,203,864
33,450	Delphi Financial Group, Class A Shares	1,285,818
27,700	Harleysville Group Inc.	969,500
54,500	Infinity Property & Casualty Corp.	2,130,405
41,600	Platinum Underwriters Holdings Ltd.	1,510,912
27,400	Protective Life Corp.	1,133,812
22,300	RLI Corp.	1,329,749
63,300	Selective Insurance Group	1,493,247
27,200	StanCorp Financial Group Inc.	1,416,848
48,000	W.R. Berkley Corp.	1,467,840
7,600	Zenith National Insurance Corp.	319,428

	Total Insurance	15,276,850

Real Estate Investment Trusts (REITs) - 3.4%
62,600	Ashford Hospitality Trust Inc.	484,524
53,464	Brandywine Realty Trust	1,096,012
37,700	CBL & Associates Properties Inc.	1,088,776
33,700	Education Realty Trust Inc.	404,063
48,200	Equity One Inc.(a)	1,140,894
31,100	First Industrial Realty Trust Inc.(a)	1,135,772
40,500	Healthcare Realty Trust	1,029,915
28,500	Highwoods Properties Inc.	904,305
125,600	HRPT Properties Trust	1,039,968
39,900	Nationwide Health Properties Inc.(a)	1,248,072
27,930	Potlatch Corp,	1,282,266

	Total Real Estate Investment Trusts (REITs)	10,854,567

Thrifts & Mortgage Finance - 0.9%

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

52,200	BankUnited Financial Corp., Class A Shares(a)	$416,556
48,550	Washington Federal Inc.	1,139,469
40,100	Washington Real Estate Investment Trust(a)	1,284,804

\	Total Thrifts & Mortgage Finance	2,840,829

	TOTAL FINANCIALS	57,215,100

HEALTH CARE - 4.8%
Health Care Equipment & Supplies - 2.9%
44,800	Invacare Corp.	1,164,800
377,283	Merit Medical Systems Inc.*	5,481,922
44,700	STERIS Corp.	1,249,812
34,700	West Pharmaceutical Services Inc.	1,303,679

	Total Health Care Equipment & Supplies	9,200,213

Health Care Providers & Services - 1.9%
30,500	Amerigroup Corp.*	1,048,285
69,100	Owens & Minor Inc.	2,713,557
17,800	Pediatrix Medical Group Inc.*	1,150,948
19,000	Universal Health Services Inc., Class B Shares	968,050

	Total Health Care Providers & Services	5,880,840

	TOTAL HEALTH CARE	15,081,053

INDUSTRIALS - 22.2%
Aerospace & Defense - 0.5%
26,600	DRS Technologies Inc.	1,574,986

Airlines - 0.7%
80,400	SkyWest Inc.	2,115,324

Building Products - 2.3%
28,800	Crane Co.	1,294,272
36,500	Lennox International Inc.	1,235,160
24,800	MDC Holdings Inc.	877,672
36,600	Simpson Manufacturing Co. Inc.(a)	973,926
329,528	Trex Co. Inc.(a)*	2,270,448
20,400	Universal Forest Products Inc.	583,644

	Total Building Products	7,235,122

Commercial Services & Supplies - 4.8%
237,880	ACCO Brands Corp.*	3,974,975
27,000	Brink’s Co.	1,727,460
347,150	Calgon Carbon Corp.(a)*	5,054,504
27,100	Casella Waste Systems Inc., Class A Shares*	405,687
67,800	Ennis Inc.	1,244,808
64,367	Kelly Services Inc., Class A Shares	1,226,191
20,900	United Stationers Inc.*	1,058,794
15,300	YRC Worldwide Inc.(a)*	270,963

	Total Commercial Services & Supplies	14,963,382

Electrical Equipment - 2.4%
27,300	Acuity Brands Inc.	1,078,077
215,612	EnerSys*	5,017,291
29,400	Regal-Beloit Corp.	1,384,152

	Total Electrical Equipment	7,479,520

Industrial Conglomerates - 0.3%
11,900	TriMas Corp.*	132,090
29,000	Walter Industries Inc.	1,006,010

	Total Industrial Conglomerates	1,138,100

Machinery - 6.0%
39,900	Actuant Corp., Class A Shares	1,263,633

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

32,900	Albany International Corp., Class A Shares	$1,272,243
46,800	Barnes Group Inc.	1,448,928
167,500	Briggs & Stratton Corp.(a)	3,819,000
29,300	Gardner Denver Inc*	970,123
45,400	Harsco Corp.	2,727,178
18,500	Kennametal Inc.	1,443,925
20,300	Lincoln Electric Holdings Inc.	1,416,331
65,000	Mueller Industries Inc.	1,964,950
26,856	Mueller Water Products Inc., Class A Shares	268,829
26,900	Timken Co.	857,841
38,000	Wabtec Corp.	1,289,720

	Total Machinery	18,742,701

Marine - 1.5%
27,700	Alexander & Baldwin Inc.	1,423,226
22,500	Genco Shipping & Trading Ltd.	1,424,250
37,500	Kirby Corp.*	1,802,625

	Total Marine	4,650,101

Paper & Forest Products - 0.1%
22,255	AbitibiBowater Inc.(a)	499,847

Road & Rail - 2.1%
37,900	Arkansas Best Corp.	864,120
17,600	Saia Inc.*	229,504
313,100	Werner Enterprises Inc.(a)	5,494,905

	Total Road & Rail	6,588,529

Trading Companies & Distributors - 0.8%
40,000	Applied Industrial Technologies Inc.	1,208,400
39,700	World Fuel Services Corp.	1,256,108

	Total Trading Companies & Distributors	2,464,508

Transportation Infrastructure - 0.7%
27,400	Frontline Ltd.(a)	1,275,470
35,600	General Maritime Corp.(a)	950,520

	Total Transportation Infrastructure	2,225,990

	TOTAL INDUSTRIALS	69,678,110

INFORMATION TECHNOLOGY - 7.8%
Computers & Peripherals - 0.5%
77,900	Brocade Communications Systems Inc.(a)*	567,891
63,600	Emulex Corp.*	1,065,300

	Total Computers & Peripherals	1,633,191

Electronic Equipment & Instruments - 1.3%
50,400	Bell Microproducts Inc.*	282,240
41,500	Checkpoint Systems Inc.*	986,040
5,100	Landauer Inc.	256,071
48,700	Technitrol Inc.	1,303,699
97,800	Vishay Intertechnology Inc.*	1,221,522

	Total Electronic Equipment & Instruments	4,049,572

IT Services - 2.6%
145,917	Forrester Research Inc.*	3,820,107
1,027,037	Lionbridge Technologies*	3,122,192
61,500	Sykes Enterprises Inc.*	1,135,290

	Total IT Services	8,077,589

Semiconductors & Semiconductor Equipment - 1.7%
118,800	Cirrus Logic Inc.*	677,160
264,493	Cohu Inc.	4,139,315
71,100	Entegris Inc.*	615,726

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

	Total Semiconductors & Semiconductor Equipment	$5,432,201

Software - 1.7%
148,400	Compuware Corp.*	1,225,784
81,400	Parametric Technology Corp.*	1,359,380
38,000	QAD Inc.	323,380
40,000	Sybase Inc.*	1,025,600
48,500	Synopsys Inc.*	1,193,585

	Total Software	5,127,729

	TOTAL INFORMATION TECHNOLOGY	24,320,282

MATERIALS - 7.9%
Chemicals - 3.9%
34,300	Albemarle Corp.	1,514,002
19,700	Cytec Industries Inc.	1,208,398
29,600	FMC Corp.	1,619,712
29,300	Hercules Inc.(a)	568,713
24,900	Lubrizol Corp.	1,597,086
51,300	Methanex Corp.	1,526,688
68,200	RPM International Inc.	1,299,210
45,600	Sensient Technologies Corp.	1,261,752
33,400	Valspar Corp.	752,836
49,500	Westlake Chemical Corp.(a)	978,615

	Total Chemicals	12,327,012

Construction Materials - 0.9%
32,300	Insteel Industries Inc.(a)	367,251
30,700	Quanex Corp.	1,536,228
11,400	Texas Industries Inc.(a)	790,932

	Total Construction Materials	2,694,411

Containers & Packaging - 0.8%
63,900	Crown Holdings Inc.*	1,639,674
304,800	Intertape Polymer Group Inc.*	816,864

	Total Containers & Packaging	2,456,538

Metals & Mining - 2.3%
28,600	Agnico-Eagle Mines Ltd.	1,376,232
16,900	Cleveland Cliffs Inc.(a)	1,524,380
48,500	Commercial Metals Co.	1,499,135
165,900	IAMGOLD Corp.(a)	1,421,763
49,900	Royal Gold Inc.(a)	1,433,128

	Total Metals & Mining	7,254,638

	TOTAL MATERIALS	24,732,599

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.8%
28,700	FairPoint Communications Inc.	428,204
368,700	MasTec Inc.*	3,727,557
52,000	Premiere Global Services Inc.*	716,560
41,600	Syniverse Holdings Inc.*	649,792

	Total Diversified Telecommunication Services	5,522,113

Wireless Telecommunication Services - 0.3%
83,600	USA Mobility Inc.*	1,102,684

	TOTAL TELECOMMUNICATION SERVICES	6,624,797

UTILITIES - 5.6%
Electric Utilities - 1.5%
48,700	Cleco Corp.	1,360,678
43,100	El Paso Electric Co.*	1,108,101
21,700	Otter Tail Corp.(a)	727,167
55,100	Westar Energy Inc.(a)	1,427,641

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

	Total Electric Utilities	$4,623,587

Gas Utilities - 2.9%
45,900	Atmos Energy Corp.	1,202,121
25,100	Energen Corp.	1,599,874
33,500	National Fuel Gas Co.	1,596,275
67,300	Southwest Gas Corp.	1,946,316
52,800	UGI Corp.	1,396,032
39,500	WGL Holdings Inc.	1,305,080

	Total Gas Utilities	9,045,698

Independent Power Producers & Energy Traders - 0.2%
15,700	Black Hills Corp.	654,062

Multi-Utilities - 1.0%
36,900	OGE Energy Corp.	1,313,640
26,200	PNM Resources Inc.	581,116
48,700	Vectren Corp.	1,429,832

	Total Multi-Utilities	3,324,588

	TOTAL UTILITIES	17,647,935

	TOTAL COMMON STOCKS
	(Cost - $278,785,495)	304,827,085

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $278,785,495)	304,827,085

Face Amount
SHORT-TERM INVESTMENTS (c) - 19.4%
COMMERCIAL PAPER - 0.8%
$2,460,000	BMW US Capital LLC, 4.552% due 12/3/07 (Cost - $2,459,067)(b)	2,459,067
MONEY MARKET FUND - 14.7%
46,084,576	BBH Securities Lending Trust (Cost - $46,084,576)(d)	46,084,576
TIME DEPOSITS - 3.9%
11,695,776	BBH - Grand Cayman, 4.110% due 12/3/07	11,695,776
518,147	Wells Fargo - Grand Cayman, 4.110% due 12/3/07	518,147

	TOTAL TIME DEPOSITS	12,213,923

	(Cost - $12,213,923)
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $60,757,566)	60,757,566

	TOTAL INVESTMENTS - 116.6%
	(Cost - $339,543,061#)	365,584,651
	Liabilities in Excess of Other Assets - (16.6%)	(52,004,328)

	TOTAL NET ASSETS - 100.0%	$313,580,323

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Rate shown represents yield-to-maturity.
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of each portfolio holdings would be 4.7%.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited)	November 30, 2007

Shares	Security	Value
COMMON STOCKS - 94.8%
Australia - 0.5%
110,100	Macquarie Group Ltd.(a)	$7,822,985

Belgium - 0.5%
25,800	KBC Groep NV	3,600,519
51,000	Mobistar SA	4,501,883

	Total Belgium	8,102,402

Bermuda - 0.5%
527,500	Jardine Strategic Holdings Ltd.	8,440,000

Brazil - 1.0%
90,000	Petroleo Brasileiro SA	8,667,000
172,000	Tele Norte Leste Participacoes SA	3,598,240
380,500	Unibanco - Uniao de Bancos Brasileiros SA	5,682,931

	Total Brazil	17,948,171

Canada - 2.5%
181,500	Agrium Inc.	10,497,960
94,000	Barrick Gold Corp.(a)	3,807,940
1,210,500	Bombardier Inc.*	7,318,036
126,900	Cameco Corp.	5,258,599
76,700	Niko Resources Ltd.	7,064,141
71,600	Nova Chemicals Corp.(a)	2,315,955
362,700	Talisman Energy Inc.(a)	6,396,857

	Total Canada	42,659,488

China - 1.2%
6,958,000	China Petroleum & Chemical Corp., Class H Shares	10,435,548
3,124,000	Dongfeng Motor Group Co., Ltd.*	2,414,880
10,404,400	Industrials & Commercial Bank of China*	8,256,453

	Total China	21,106,881

Denmark - 0.9%
174,800	Danske Bank A/S	7,041,306
306,600	H. Lundbeck A/S	8,847,657

	Total Denmark	15,888,963

Finland - 0.4%
193,600	Nokia Oyj	7,755,544

France - 12.2%
46,318	Air France-KLM	1,672,451
254,800	Alcatel SA	2,088,601
120,000	Alcatel SA, ADR	972,000
458,330	AXA	18,804,899
116,180	BNP Paribas	13,167,069
21,900	Cap Gemini SA	1,279,766
65,900	Casino Guichard Perrachon SA	7,286,670
111,100	Cie de Saint-Gobain	10,975,597
265,300	France Telecom SA	10,113,382
92,200	Groupe Danone	8,161,723
62,300	Lafarge SA	9,963,641
46,304	L’Oreal SA	6,457,193
260,600	Natixis(a)	5,290,592
251,700	Sanofi-Aventis	24,037,272
39,500	Schneider Electric SA	5,534,472
56,400	Societe BIC SA	4,217,975
21,000	Societe Generale	3,257,037

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

165,200	Suez SA	$11,037,032
88,700	Technip SA	7,261,636
371,152	Total SA	30,112,627
248,300	Valeo	12,583,968
55,630	Veolia Environnement	5,162,282
194,400	Vivendi Universal SA	8,964,155

	Total France	208,402,040

Germany - 12.3%
73,400	Adidas AG	4,902,785
59,100	Allianz AG	12,241,324
79,007	BASF AG	10,997,967
263,800	Bayerishe Motoren Werke AG	16,159,676
180,500	Commerzbank AG	7,185,687
76,300	Continental AG	9,965,451
55,100	Deutsche Bank AG	7,267,773
472,900	Deutsche Telekom AG	10,489,820
53,800	E.ON AG	11,010,766
192,000	Fresenius Medical Care AG & Co. KGaA	10,779,874
190,000	Hannover Rueckversicherung AG	9,057,119
167,500	Heidelberger Druckmaschinen AG	5,307,460
231,600	Henkel KGaA	12,846,722
421,500	Infineon Technologies AG*	5,046,345
103,000	Linde AG	13,529,872
42,700	Merck KGAA	5,565,705
60,600	MTU Aero Engines Holding AG	3,251,061
283,876	Rhoen-Klinikum AG	8,953,287
53,800	RWE AG	7,380,027
193,800	SAP AG	9,947,145
145,350	Siemens AG	22,146,206
227,400	Symrise AG*	6,627,564

	Total Germany	210,659,636

Greece - 1.0%
163,600	EFG Eurobank Ergasias SA	5,782,301
231,700	Public Power Corp.	11,395,497

	Total Greece	17,177,798

Hong Kong - 3.1%
1,045,000	Cheung Kong Holdings, Ltd.	19,564,187
758,000	China Resources Enterprise	3,173,035
1,511,200	China Unicom Ltd.	3,492,870
2,702,000	Hutchison Telecommunications International Ltd.*	3,795,689
956,000	Hutchison Whampoa Ltd.	11,336,599
1,084,000	Shangri-La Asia Ltd.	3,062,245
524,700	Swire Pacific Ltd.	7,060,905
1,628,000	Techtronic Industries Co., Ltd.	1,371,343

	Total Hong Kong	52,856,873

Indonesia - 0.2%
3,584,000	PT Indosat Tbk	3,174,728

Ireland - 2.1%
389,000	Allied Irish Banks PLC	8,845,907
276,000	Anglo Irish Bank Corp. PLC	4,682,878
16,700	Bank of Ireland	267,402
466,900	Bank of Ireland (LN)	7,455,473
238,100	CRH PLC	9,017,042
106,600	Irish Life & Permanent PLC	2,123,434
94,800	Ryanair Holdings PLC, ADR(a)*	3,846,036

	Total Ireland	36,238,172

Israel - 1.1%
408,300	Teva Pharmaceutical Industries Ltd., ADR	18,222,429

Italy - 2.1%
205,295	Eni SpA	7,349,464

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

608,300	Intesa Sanpaolo SpA	$4,870,080
899,400	Mediaset SpA	8,819,134
2,257,100	Telecom Italia	7,203,315
824,700	UniCredito Italiano SpA	7,056,896

	Total Italy	35,298,889

Japan - 14.2%
72,500	Asatsu-DK Inc.(a)	2,121,888
122,020	Canon Inc.	6,384,224
497	Central Japan Railway Co.	5,236,526
198,200	Daito Trust Construction Co., Ltd.	9,495,466
827,000	Ebara Corp.(a)	2,978,972
235,800	Honda Motor Co., Ltd.	7,984,223
120,000	Hoya Corp.	4,171,282
210,200	Konami Corp.	6,227,727
460,000	Kuraray Co., Ltd.	5,650,322
80,500	Millea Holdings Inc.	2,819,983
309,000	Mitsubishi Corp.	8,848,845
551,000	Mitsubishi Gas Chemical Co., Inc.	5,686,397
94,000	Mitsui & Co., Ltd.	2,141,654
1,940	Mizuho Financial Group Inc.	10,394,885
2,107,000	Mizuho Investors Securities Co., Ltd.(a)	3,510,244
2,600	Nippon Telegraph & Telephone Corp.	11,824,035
998,400	Nipponkoa Insurance Co., Ltd.	9,530,407
305,200	Nitto Denko Corp.	15,776,019
285,000	Omron Corp	7,340,267
343,000	Onward Kashiyama Co., Ltd.	3,715,872
58,700	ORIX Corp.	11,941,402
445,000	Ricoh Co., Ltd.	8,375,433
89,000	Secom Co., Ltd.	4,937,098
714,000	Sekisui Chemical Co., Ltd.	4,873,808
98,700	Shin-Etsu Chemical Co., Ltd.	5,839,606
49,000	SMC Corp.	5,656,986
391,400	Sony Corp.	21,183,430
207,000	Sumitomo Electric Industries Ltd.	3,187,627
700	Sumitomo Mitsui Financial Group Inc.	5,994,867
45,100	T&D Holdings Inc.	2,603,368
117,900	THK Co., Ltd.	2,150,007
125,000	Tokyo Electron Ltd.	7,665,811
833,000	Tokyu Corp.	5,806,133
856,000	Toray Industries Inc.	6,906,894
169,300	Toyota Motor Corp.	9,513,549
196,200	Ushio Inc	4,231,609

	Total Japan	242,706,866

Malaysia - 0.3%
2,465,500	Genting Bhd	5,789,107

Mexico - 0.3%
111,200	Cemex SAB de CV, ADR*	3,181,432
649,300	Grupo Modelo SAB de CV	2,850,433

	Total Mexico	6,031,865

Netherlands - 6.1%
864,560	Aegon NV	15,507,172
105,800	Akzo Nobel NV	8,144,018
160,400	European Aero Defense(a)	5,169,670
357,000	ING Groep NV	13,913,207
78,500	Koninklijke Philips Electronics NV	3,304,971
64,100	Koninklijke Philips Electronics NV, ADR	2,667,201
683,400	Reed Elsevier NV	12,629,246
91,500	Royal Dutch Shell PLC, Class A Shares, ADR	7,450,845
181,426	SBM Offshore NV	6,332,391
334,100	STMicroelectronics NV	5,148,417
358,215	TNT NV	14,728,837
351,100	Vedior NV, CVA	8,768,020

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

	Total Netherlands	$103,763,995

Norway - 1.7%
257,000	Norsk Hydro ASA	3,557,303
221,585	StatoilHydro ASA	7,216,708
753,797	Telenor ASA*	17,560,137

	Total Norway	28,334,148

Singapore - 0.2%
591,000	Keppel Land Ltd.	3,066,943

South Africa - 0.2%
108,608	Naspers Ltd.	2,867,251

South Korea - 1.4%
99,500	Daewoo Shipbuilding & Marine Engineering Co., Ltd.(b)	9,775,557
12,000	Samsung Electronics Co., Ltd.	7,360,365
20,200	Samsung Electronics Co., Ltd., GDR(b)	6,167,428

	Total South Korea	23,303,350

Spain - 1.4%
606,000	Banco Santander Central Hispano SA	13,032,733
301,300	Telefonica SA	10,140,188

	Total Spain	23,172,921

Sweden - 1.3%
273,900	Assa Abloy AB	5,708,575
383,400	Nordea Bank AB	6,440,668
107,100	Skandinaviska Enskilda Banken AB	2,995,792
3,104,000	Telefonaktiebolaget LM Ericsson, Class B Shares	7,588,053

	Total Sweden	22,733,088

Switzerland - 5.0%
134,012	Clariant AG*	1,187,365
102,100	Compagnie Financiere Richemont SA	7,028,902
69,300	Lonza Group, Registered Shares	8,117,184
49,200	Nestle SA	23,670,403
210,900	Novartis AG	12,024,467
124,900	Novartis AG, ADR	7,059,348
54,365	Roche Holding AG	10,380,240
28,100	Syngenta AG	6,933,815
30,700	Zurich Financial Services AG	8,955,810

	Total Switzerland	85,357,534

Taiwan - 1.0%
434,836	Advanced Semiconductor Engineering Inc., ADR(a)	2,187,225
913,917	Novatek Microelectronics	3,625,980
137,778	Silicon Motion Technology Corp., ADR*	2,602,626
480,050	Siliconware Precision Industries, ADR(a)	4,594,078
1,055,952	United Microelectronics Corp.(a)	3,685,272

	Total Taiwan	16,695,181

Thailand - 0.4%
1,674,900	Bangkok Bank Public Co. Ltd., NVDR	6,274,055

United Kingdom - 19.7%
236,054	Admiral Group PLC	5,054,589
170,100	Amdocs Ltd.*	5,628,609
298,800	AstraZeneca PLC	14,197,645
616,700	Aviva PLC	8,651,314
996,733	Barclays PLC	11,542,795
465,100	BG Group PLC	9,739,078
1,435,300	BP PLC	17,418,808
863,133	Brit Insurance Holdings PLC	4,553,956
915,900	British Sky Broadcasting Group PLC	11,774,753
259,600	Bunzl PLC	3,823,327
361,000	Burberry Group PLC	4,269,714
595,800	Cadbury Schweppes PLC	7,635,057
641,000	Cattles PLC	3,978,589

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited)	November 30, 2007

595,650		Diageo PLC	$13,391,679
413,000		Emap PLC	7,063,762
788,625		GlaxoSmithKline PLC	20,893,449
530,895		HSBC Holdings PLC	9,005,326
1,229,228		International Power PLC	11,807,911
829,100		Johnston Press PLC	4,570,518
343,800		Persimmon PLC	5,650,363
776,300		Prudential PLC	10,842,342
105,100		Reckitt Benckiser Group PLC	6,247,759
1,294,500		Rexam PLC	12,960,798
164,600		Rio Tinto PLC	19,095,572
496,400		Rolls-Royce Group PLC*	5,396,355
1,503,700		Royal Bank of Scotland Group PLC	14,197,034
248,300		Royal Dutch Shell PLC	10,041,162
250,800		Sabmiller PLC	7,139,822
1,309,206		Sage Group PLC	5,810,086
6,180,381		Signet Group PLC	7,945,459
313,900		Smith & Nephew PLC	3,754,609
30		Smiths Group PLC	659
947,600		Taylor Wimpey PLC	4,005,536
1,100,550		Tesco PLC	10,843,489
152,100		Travis Perkins PLC	4,161,066
128,605		Trinity Mirror PLC	895,448
6,316,950		Vodafone Group PLC	23,674,431
700,500		WPP Group PLC	8,847,086

		Total United Kingdom	336,509,955

		TOTAL COMMON STOCKS
		(Cost - $1,342,139,730)	1,618,361,258

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $1,342,139,730)	1,618,361,258

Face Amount
SHORT-TERM INVESTMENTS (c) - 7.0%
MONEY MARKET FUND - 3.2%
54,213,001		BBH Securities Lending Trust (Cost - $54,213,001)(d)	54,213,001
TIME DEPOSITS - 3.8%
$216,660	GBP	Bank of America - London, 5.054% due 12/3/07	445,659
		BBH - Grand Cayman:
1,737,360	JPY	0.010% due 12/3/07	15,646
141,675	CHF	1.311% due 12/3/07	125,526
1,306	HKD	2.546% due 12/3/07	168
23,301	SEK	3.238% due 12/3/07	3,651
45,926,308		4.110% due 12/3/07	45,926,307
76,610	GBP	5.054% due 12/3/07	37,245
81,122	EUR	JP Morgan Chase & Co. - London, 3.193% due 12/3/07	119,169
18,675,163		Wells Fargo - Grand Cayman, 4.110% due 12/3/07	18,675,163

		TOTAL TIME DEPOSITS
		(Cost - $65,348,534)	65,348,534

		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $119,561,535)	119,561,535

		TOTAL INVESTMENTS - 101.8%
		(Cost - $1,461,701,265#)	1,737,922,793
		Liabilities in Excess of Other Assets - (1.8%)	(31,455,885)

		TOTAL NET ASSETS - 100.0%	$1,706,466,908

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.8%.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

International Equity Investments

Summary of Investments by Sector* (unaudited)
Financials	22.9%
Industrials	12.7
Consumer Discretionary	12.2
Health Care	8.3
Energy	8.2
Materials	7.8
Information Technology	6.9
Telecommunication Services	6.3
Consumer Staples	4.5
Utilities	3.3
Short-Term Investments	6.9

100.0%

*	As a percentage of total investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited)	November 30, 2007

Shares	Security	Value
COMMON STOCKS - 89.9%
Argentina - 0.4%
26,043	Banco Patagonia SA*	$627,313
13,200	Empresa Distribuidora Y Comercializadora Norte, ADR*	297,924
38,046	Grupo Clarin SA Class B, GDR(a)*	706,895
36,580	Pampa Holding SA, GDR*	788,372

	Total Argentina	2,420,504

Bermuda - 0.5%
26,874	Credicorp Ltd.	1,913,160
31,877	Dufry South America Ltd.*	926,241

	Total Bermuda	2,839,401

Brazil - 9.7%
61,656	Acucar Guarani SA*	335,802
129,280	Agra Empreendimentos Imobiliarios SA*	929,132
124,382	Agrenco Ltd.*	426,712
34,600	All America Latina Logistica SA	455,764
157,101	Amil Participacoes SA*	1,384,888
41,318	Anhanguera Educacional Participacoes SA*	788,777
93,837	Banco Cruzeiro do Sul SA*	687,576
63,004	Banco Daycoval SA*	636,761
76,440	Banco do Brasil SA	1,364,847
86,163	Banco do Estado do Rio Grande do Sul*	556,359
68,545	Banco Industrial e Comercial SA*	461,842
97,183	Banco Sofisa SA*	796,671
56,500	Cia Energetica de Minas Gerais	1,209,309
203,700	Cia Vale do Rio Doce	7,171,246
365,377	Cia Vale do Rio Doce, ADR(b)	12,634,737
82,158	Construtora Tenda SA*	422,092
46,645	Equatorial Energia SA*	457,021
42,000	Estacio Participacoes SA*	399,719
109,632	Ez Tec Empreendimentos e Participacoes SA*	560,163
54,301	Fertilizantes Heringer SA*	517,704
116,966	General Shopping Brasil SA*	1,115,807
48,136	Gerdau SA, ADR(b)	1,353,103
29,677	GVT Holding SA*	628,199
96,669	Inpar SA*	814,169
53,080	Klabin Segall SA*	417,249
6,047	Kroton Educacional SA*	107,291
70,046	Log-in Logistica Intermodal SA*	472,742
46,680	Lojas Renner SA	1,100,820
37,990	LPS Brasil Consultoria de Imoveis SA*	595,127
149,220	Marfrig Frigorificos e Comercio de Alimentos SA*	1,340,550
30,308	Medial Saude SA*	381,190
4,198	MMX Mineracao e Metalicos SA*	1,873,897
20,074	MRV Engenharia e Participacoes SA*	492,551
37,500	Multiplan Empreendimentos Imobiliarios SA*	512,914
16,409	OAO TMK , GDR(a)	626,509
15,103	Odontoprev SA	422,307
215,876	PDG Realty SA Empreendimentos e Participacoes*	3,175,717
36,256	Petroleo Brasileiro SA	3,491,453
62,000	Redecard SA*	1,136,261
41,460	Rossi Residencial SA	1,223,314
80,715	Tecnisa SA*	543,841
23,255	Tele Norte Leste Participacoes SA(c)	772,990
37,900	Tractebel Energia SA	473,484
247,040	Unibanco - Uniao de Bancos Brasileiros SA	3,689,649
31,650	Usinas Siderurgicas de Minas Gerais SA(c)	1,723,779

	Total Brazil	60,682,035

China - 9.2%
383,200	Angang Steel Co., Ltd.	1,190,773
1,833	Baidu.com Inc., ADR*	700,133
787,000	Bank of China Ltd.*	408,267
456,000	China Coal Energy Co., Class H Shares*	1,440,416
773,500	China Communications Construction Co., Ltd., Class H Shares*	2,259,590
5,056,000	China Construction Bank Corp., Class H Shares	4,869,186
433,500	China COSCO Holdings Co., Ltd.	1,611,483

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

1,263,000	China Life Insurance Co., Ltd.	$6,900,665
258,500	China Merchants Bank Co., Ltd., Class H Shares	1,193,294
233,000	China Molybdenum Co., Ltd., Class H Shares*	506,836
2,304,000	China Petroleum & Chemical Corp., Class H Shares	3,455,519
634,070	China Shenhua Energy Co., Ltd., Class H Shares	3,761,553
948,600	China Shipping Container Lines Co., Ltd., Class H Shares	855,083
484,000	China Shipping Development Co., Ltd., Class H Shares	1,311,342
658,000	China Telecom Corp., Ltd.	525,538
780,000	Country Garden Holdings Co., Ltd.*	973,529
365,600	Guangzhou R&F Properties Co., Ltd., Class H Shares	1,549,202
406,000	Harbin Power Equipment Co., Ltd., Class H Shares	1,376,315
4,403,000	Industrials & Commercial Bank of China*	3,494,018
393,000	Jiangxi Copper Co., Ltd., Class H Shares	1,039,556
5,000	New Oriental Education & Technology Group Inc., ADR*	400,350
12,240	Petrochina Co., Ltd., ADR(b)	2,346,898
3,505,400	PetroChina Co., Ltd., Class H shares	6,769,762
222,000	Ping An Insurance Group Co. of China Ltd.	2,455,818
21	Shenzhen Chiwan Wharf Holdings Ltd., Class B Shares	43
760,000	Sinopec Shanghai Petrochemical Co., Ltd.	472,332
151,000	Tencent Holdings Ltd.	1,134,281
262,000	Xinao Gas Holdings Ltd.	485,799
324,960	Yangzijiang Shipbuilding Holdings Ltd.*	445,197
610,000	Yanzhou Coal Mining Co., Ltd.	1,253,250
40,000	Yingli Green Energy Holding Co. Ltd., ADR(b)*	1,064,400
612,500	Zijin Mining Group Co., Ltd., Class H Shares	887,163

	Total China	57,137,591

Egypt - 0.7%
121,631	Egyptian Financial Group-Hermes Holding	1,265,753
24,746	El Sewedy Cables Holding Co.*	505,203
37,657	Orascom Hotels & Development*	523,864
47,443	Orascom Telecom Holding SAE	720,002
10,200	Orascom Telecom Holding SAE, GDR(a)	795,600
142,487	Telecom Egypt	507,135

	Total Egypt	4,317,557

Hong Kong - 6.2%
96,000	Beijing Enterprises Holdings, Ltd.	482,604
188,000	China Everbright Ltd.*	615,582
322,000	China Mengniu Dairy Co., Ltd.	1,155,648
324,900	China Merchants Holdings International Co., Ltd.	2,100,570
862,000	China Mobile Ltd.	15,551,475
77,909	China Mobile Ltd., ADR	7,141,139
754,000	China Overseas Land & Investment Ltd.	1,700,137
102,000	China Resources Enterprise	426,978
344,000	China Resources Power Holdings Co.	1,179,391
2,161,000	CNOOC Ltd.	3,968,065
211,000	Nine Dragons Paper Holdings Ltd.	522,911
73,400	Parkson Retail Group Ltd.(d)	772,855
488,000	Shenzhen Investment Ltd.	370,962
126,000	Sun Hung Kai Properties Ltd.	2,609,714

	Total Hong Kong	38,598,031

Hungary - 1.0%
61,544	Magyar Telekom Telecommunications PLC	323,070
15,446	MOL Hungarian Oil and Gas Nyrt	2,230,890
69,335	OTP Bank Nyrt	3,454,685
1,857	Richter Gedeon Nyrt	415,509

	Total Hungary	6,424,154

India - 4.6%
113,789	ICICI Bank Ltd., ADR(b)	6,885,372
38,077	Infosys Technologies Ltd., ADR(b)	1,604,946
17,207	Larsen & Toubro Ltd., ADR(a)	1,792,894
62,107	Ranbaxy Laboratories Ltd., GDR(a)	604,612
183,065	Reliance Communications Ltd., GDR(a)*	3,118,457
20,532	Reliance Industries Ltd., GDR, London Shares(a)	3,002,805
35,269	Reliance Industries Ltd., GDR, Luxemburg Shares(a)	5,158,091
53,918	Satyam Computer Services Ltd., ADR	1,410,495
12,302	State Bank of India Ltd., GDR	1,482,391
131,336	Sterlite Industries India Ltd.(b)*	3,454,137

	Total India	28,514,200

Indonesia - 1.9%
682,670	Astra Agro Lestari Tbk PT	1,854,210
657,500	Kalbe Farma Tbk PT	85,608
117,000	Perusahaan Gas Negara PT	211,025

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited)	November 30, 2007

3,802,500	PT Aneka Tambang Tbk	$1,897,192
792,675	PT Astra International Tbk	2,114,928
681,000	PT Bank Central Asia Tbk	516,019
1,262,000	PT Bank Mandiri Persero Tbk	478,132
1,487,000	PT Bank Rakyat Indonesia	1,237,844
2,748,500	PT Berlian Laju Tanker Tbk	630,659
1,405,000	PT Berlian Laju Tanker Tbk, Singapore Shares*	340,253
1,749,496	PT Telekomunikasi Indonesia Tbk	1,895,132
537,500	PT United Tractors Tbk	645,344
60,500	Tambang Batubara Bukit Asam Tbk PT	78,127

	Total Indonesia	11,984,473

Ireland - 0.1%
75,856	Dragon Oil PLC*	500,863

Israel - 0.7%
47,942	Bank Hapoalim BM	238,459
64,271	Bank Leumi Le-Israel BM	296,029
7,180	Elbit Systems Ltd.	405,093
74,552	Israel Chemicals Ltd.	785,987
62,668	Makhteshim-Agan Industries Ltd.*	529,865
20,736	Ormat Industries, Ltd.	334,146
43,962	Teva Pharmaceutical Industries Ltd., ADR	1,962,024

	Total Israel	4,551,603

Luxembourg - 0.2%
32,462	Tenaris SA, ADR	1,531,557

Malaysia - 0.8%
185,800	Bumiputra-Commerce Holdings Bhd	590,893
19,000	Digi.Com Bhd(d)	145,415
101,700	Genting Bhd	238,796
706,930	IJM Corp. Bhd	1,743,950
308,071	IOI Corp. Bhd	618,065
46,000	Kuala Lumpur Kepong Bhd	216,020
52,000	Malayan Banking Bhd	176,193
88,290	Resorts World Bhd	99,718
36,000	Samling Global Ltd.(d)*	9,060
113,600	Sime Darby Berhad*	371,407
72,800	SP Setia Bhd	164,446
58,600	Telekom Malaysia Bhd	188,105
116,300	UEM World Bhd	129,971

	Total Malaysia	4,692,039

Mauritius - 0.2%
812,900	Golden Agri-Resources Ltd.	1,034,932

Mexico - 4.9%
196,159	America Movil SAB de CV	12,095,164
75,100	Banco Compartamos SA de CV*	335,408
62,813	Cemex SAB de CV, ADR(b)*	1,797,080
188,500	Controladora Comercial Mexicana SAB de CV	518,127
629,740	Corporacion GEO SA de CV*	1,791,045
4,300	Desarrolladora Homex SA de CV, ADR*	211,431
21,900	Empresas ICA SAB de CV*	517,497
143,500	Financiera Independencia SAB de CV*	276,474
63,500	Fomento Economico Mexicano SAB de CV, ADR	2,057,400
15,450	Grupo Aeroportuario del Pacifico SA de CV, ADR	709,618
115,400	Grupo FAMSA SAB de CV, Series A*	455,258
352,160	Grupo Financiero Banorte SA de CV, Series O Shares	1,528,216
248,056	Grupo Mexico SAB de CV, Series B Shares	1,738,708
592,150	Grupo Televisa SA	2,865,202
24,738	Grupo Televisa SA, ADR	597,917
118,300	Megacable Holdings SAB de CV(a)*	390,725
142,100	Mexichem SAB de CV	526,695
13,848	Telefonos de Mexico SA de CV, Series L Shares, ADR	516,115
212,090	Urbi Desarrollos Urbanos SA de CV*	719,955
178,097	Wal-Mart de Mexico SA de CV	644,432
14,444	Wal-Mart de Mexico SA de CV, Series V Shares, ADR(b)	518,794

	Total Mexico	30,811,261

Netherlands - 0.0%
8,500	X 5 Retail Group NV, GDR(a)*	265,625

Nigeria - 0.1%
44,235	Guaranty Trust Bank, GDR*	495,432

Pakistan - 1.0%
386,000	Bank Alfalah Ltd.	332,900

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

123,625	Engro Chemical Pakistan Ltd.	$558,310
197,555	MCB Bank Ltd.	1,200,224
203,826	National Bank of Pakistan	811,579
249,000	Nishat Mills Ltd.	460,577
369,300	Oil & Gas Development Co., Ltd.	728,596
82,500	Pakistan Petroleum Ltd.	337,916
117,000	Pakistan State Oil Co., Ltd.	820,508
960,500	Pakistan Telecommunication Co., Ltd.	696,707

	Total Pakistan	5,947,317

Peru - 0.3%
34,700	Cia de Minas Buenaventura SA, ADR	1,937,301

Philippines - 1.0%
43,918	Ayala Corp.	580,734
3,442,800	Ayala Land Inc.	1,239,733
1,823,000	Filinvest Land Inc.*	63,708
21,268,890	Megaworld Corp.	1,958,646
35,081	Philippine Long Distance Telephone Co., ADR(b)	2,547,933

	Total Philippines	6,390,754

Poland - 0.7%
673	Bank BPH	257,278
3,150	Bank Pekao SA	315,269
1,875	Bank Zachodni WBK SA	179,196
704	BRE Bank SA*	141,722
34,599	Getin Holding SA*	203,325
19,455	Globe Trade Centre SA*	367,911
1,487	Grupa Kety SA	97,363
9,220	KGHM Polska Miedz SA	423,710
191,200	Polish Oil & Gas Co.	419,895
24,643	Polski Koncern Naftowy Orlen SA*	526,153
36,929	Powszechna Kasa Oszczednosci Bank Polski SA	752,427
31,530	Telekomunikacja Polska SA	284,666
22,949	TVN SA	233,326

	Total Poland	4,202,241

Russia - 9.9%
13,061	Chelyabinsk Pipe Works*	58,775
50,653	Comstar United Telesystems, GDR(a)*	567,314
378,454	Fifth Power Generation Co.	66,457
7,154	Gazpromneft OAO	191,656
88,638	LSR Group OJSC, GDR(a)*	1,183,317
6,850	LUKOIL, ADR,	592,317
88,280	LUKOIL, ADR, London Shares	7,633,545
1,722	Magnit OAO*	80,503
6,867	Mechel, ADR	624,760
21,332	MMC Norilsk Nickel, ADR(b)	6,107,352
58,499	Mobile Telesystems OJSC, ADR	5,305,859
8,150	Novolipetsk Steel, GDR(a)	325,185
220,541	OAO Gazprom ADR(a)	11,614,329
240,684	OAO Gazprom, ADR, London Shares	12,684,047
28,300	OAO TMK, GDR	1,231,050
292	Open Investments*	82,928
6,869	Pharmstandard, GDR(a)*	147,684
48,209	Rosneft Oil Co.	437,738
1,744,966	Sberbank RF	7,381,206
10,150	Sistema JSFC, GDR(a)*	400,925
13,157	Sistema-Hals, GDR(a)*	116,439
9,399	Surgutneftegaz, ADR(b)	563,940
2,350	Tatneft, GDR(a)	286,113
9,889,030	TGK-5	8,801
869,251	Unified Energy System*	1,083,956
59,815	Vimpel-Communications, ADR	2,009,784
26,400	VTB Bank OJSC, GDR*	240,240
2,505	Wimm-Bill-Dann Foods OJSC	208,416
965	Wimm-Bill-Dann Foods OJSC, ADR	110,560

	Total Russia	61,345,196

Singapore - 0.8%
634,940	Cosco Corp., Singapore Ltd.	3,119,235
155,950	DBS Group Holdings Ltd.	2,168,895

	Total Singapore	5,288,130

South Africa - 6.2%
86,132	African Bank Investments, Ltd.	442,277
23,672	African Rainbow Minerals Ltd.	521,115
21,520	Anglo Platinum Ltd.	3,071,800

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

83,668	Aveng Ltd.	$713,377
34,833	Barloworld Ltd.	583,802
20,829	Discovery Holdings Ltd.	85,398
39,802	Exxaro Resources Ltd.	608,454
837,273	FirstRand Ltd.	2,646,287
117,877	Grindrod Ltd.*	424,548
171,287	Impala Platinum Holdings Ltd.	5,964,137
32,865	Kumba Iron Ore Ltd.	1,304,454
40,605	Massmart Holdings Ltd.	435,746
169,451	Metropolitan Holdings Ltd.	373,652
58,965	Mittal Steel South Africa Ltd.	1,198,370
208,553	MTN Group Ltd.	4,218,580
66,844	Murray & Roberts Holdings Ltd.	949,720
83,160	Naspers Ltd.	2,200,485
76,653	Pretoria Portland Cement Co., Ltd.	510,457
219,850	Sanlam Ltd.	755,618
110,917	Sasol Ltd.	5,609,196
102,813	Shoprite Holdings Ltd.	612,117
222,607	Standard Bank Group Ltd.	3,436,051
35,878	Telkom South Africa Ltd.	767,402
14,091	Tiger Brands Ltd.	374,931
139,809	Truworths International Ltd.	587,804

	Total South Africa	38,395,778

South Korea - 15.2%
14,852	Daelim Industrials Co.	2,611,979
20,710	Dongbu Insurance Co., Ltd.	1,049,945
18,611	GS Engineering & Construction Corp.	3,262,961
41,933	Hana Financial Group Inc.	1,973,398
7,086	Hanjin Heavy Industries & Construction Co. Ltd.*	593,096
2,200	Hanjin Heavy Industries & Construction Holdings Co., Ltd.	100,309
21,770	Hyundai Department Store Co., Ltd.	2,658,769
42,205	Hyundai Development Co.	3,775,381
6,141	Hyundai Heavy Industries	3,133,333
7,207	Hyundai Mipo Dockyard Co., Ltd.	2,499,741
9,251	Hyundai Mobis	865,696
13,308	Hyundai Motor Co.	1,001,188
9,810	Hyundai Steel Co.(d)	828,549
25,850	Industrials Bank Of Korea	450,407
108,198	Kookmin Bank	7,799,324
24,790	Kookmin Bank, ADR	1,797,275
76,088	Korea Exchange Bank	1,189,456
15,971	Korea Investment Holdings Co., Ltd.	1,257,013
7,911	Korea Kumho Petrochemical, Co., Ltd.	593,443
1,316	Korea Zinc Co., Ltd.	192,153
8,971	Korean Air Lines Co., Ltd.	755,740
69,364	KT&G Corp.	5,783,157
14,940	LG Chem Ltd.(d)	1,592,692
22,617	LG Electronics Inc.	2,352,178
7,860	LG Fashion Corp.*	272,623
204	LG Household & Health Care Ltd.	43,296
86,610	LG Philips LCD Co., Ltd.(b)*	2,432,009
9,963	LS Cable Ltd.	1,135,662
7,602	NHN Corp.*	2,155,612
8,593	POSCO	5,475,863
9,520	POSCO, ADR(b)	1,502,922
34,150	Pusan Bank	533,854
24,474	Samsung Electronics Co., Ltd.	15,011,464
2,948	Samsung Electronics Co., Ltd., Registered Shares, GDR	899,140
5,320	Samsung Engineering Co., Ltd.	612,191
1,669	Samsung Fire & Marine Insurance Co., Ltd.	414,917
11,170	Samsung Heavy Industries Co., Ltd.	511,117
15,034	Samsung Techwin Co., Ltd.	750,762
77,575	Shinhan Financial Group Co., Ltd.	4,219,191
4,230	Shinsegae Co., Ltd.	3,338,447
5,086	SK Corp.	1,187,092
13,095	SK Energy Co., Ltd.*	2,693,918
5,091	SK Telecom Co., Ltd.	1,367,880
3,388	STX Engine Co., Ltd.	330,285
88,089	Woori Finance Holdings Co., Ltd.	1,692,640

	Total South Korea	94,698,068

Sri Lanka - 0.2%
4,878,280	Dialog Telekom Ltd.(e)	960,422

Taiwan - 6.7%
85,260	Acer Inc.	179,706

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited)	November 30, 2007

367,200	Asia Cement Corp.	$534,945
201,910	Asustek Computer Inc.	632,103
1,167,933	AU Optronics Corp.	2,262,594
156,644	AU Optronics Corp., ADR(b)	3,068,656
52,668	Catcher Technology Co., Ltd.	324,053
1,460,870	Cathay Financial Holding Co., Ltd.	3,432,408
1	China Development Financial Holding Corp.	0
2,068,122	China Steel Corp.	2,724,418
341,176	Chunghwa Telecom Co., Ltd.	681,041
386,000	Compal Electronics Inc.	445,679
200,691	Delta Electronics Inc.	690,493
489,556	Far Eastern Textile Co., Ltd.	591,042
471,938	First Financial Holding Co., Ltd.	356,199
314,513	Formosa Chemicals & Fibre Corp.	799,395
146,000	Formosa Petrochemical Corp.	414,531
286,000	Formosa Taffeta Co., Ltd.	296,088
35,650	Foxconn Information Technology Co., Ltd.	348,080
583,000	Fubon Financial Holding Co., Ltd.	510,500
3,480,728	Fuhwa Financial Holding Co., Ltd.*	2,319,622
22,880	High Tech Computer Corp.	424,807
1,186,995	HON HAI Precision Industry Co., Ltd.	7,579,225
72,045	HON HAI Precision Industry Co., Ltd., Registered Shares, GDR	925,778
393,380	Hung Poo Real Estate Development Corp.	321,903
169,493	InnoLux Display Corp.	638,318
80,472	MediaTek Inc.	1,047,618
410,572	Nan Ya Plastics Corp.	1,066,454
691	Pacific Electric Wire & Cable Co., Ltd.(d)*	0
87,285	Powertech Technology Inc.	300,311
18,400	Richtek Technology Corp.	173,951
359,624	Siliconware Precision Industries Co.	657,672
451,553	Taishin Financial Holdings Co., Ltd.*	193,151
145,000	Taiwan Cooperative Bank	107,642
70,000	Taiwan Fertilizer Co., Ltd.	160,126
1,405,857	Taiwan Semiconductor Manufacturing Co., Ltd.	2,640,721
332,747	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,300,850
113,092	Tripod Technology Corp.	417,146
260,000	U-Ming Marine Transport Corp.	696,299
370,935	United Microelectronics Corp.	221,903
219,826	Wistron Corp.	380,209

	Total Taiwan	41,865,637

Thailand - 2.2%
49,450	Advanced Info Service Public Co. Ltd.	153,827
155,600	Aromatics Thailand PCL	321,844
165,900	Bangkok Bank Public Co. Ltd., NVDR	621,450
67,000	Bangkok Bank Public Co., Ltd.	250,977
163,600	Banpu PCL	2,323,440
102,900	Banpu Public Co. Ltd.	1,515,010
56,700	Electricity Generating PCL	214,241
379,800	Kasikornbank Public Co. Ltd., NVDR	1,063,935
1,862,100	Krung Thai Bank Public Co. Ltd.	618,678
392,100	Land and Houses PCL	94,513
243,959	Minor International PCL	132,707
139,609	PTT Chemical Public Co. Ltd.	545,703
166,300	PTT PCL	2,058,436
166,300	PTT Public Co. Ltd., NVDR	2,058,436
17,000	Siam Cement Public Co. Ltd., NVCR	127,362
182,200	Thai Oil Public Co., Ltd.	510,397
19,600	Thoresen Thai Agencies PCL	38,147
274,000	Thoresen Thai Agencies PCL (NVDR)	459,642
236,600	Total Access Communication PCL*	241,332
3,141,900	True Corp. Public Co. Ltd.*	665,223

	Total Thailand	14,015,300

Turkey - 3.5%
461,238	Akbank TAS	3,364,559
367	Aktas Electric Ticaret AS(d)*	0
54,393	Anadolu Efes Biracilik Ve Malt Sanayii AS	581,324
229,385	Asya Katilim Bankasi AS*	1,906,759
2,856	BIM Birlesik Magazalar AS	236,193
33,125	Enka Insaat ve Sanayi AS	536,653
117,597	Eregli Demir Ve Celik Fabrikalari TAS	972,536
29,317	Ford Otomotiv Sanayi AS	308,351
445,691	Haci Omer Sabanci Holding AS	2,495,068
178,880	Hurriyet Gazetecilik AS*	561,394

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

442,439	KOC Holding AS	$2,251,693
69,901	Tofas Turk Otomobil Fabrikasi AS	340,923
24,809	Tupras - Turkiye Petrol Rafinerileri AS	647,082
152,710	Turkcell Iletisim Hizmet AS	1,657,991
290,334	Turkiye Garanti Bankasi AS	2,573,468
24,352	Turkiye Halk Bankasi AS*	206,557
186,715	Turkiye Is Bankasi, Class C Shares	1,211,561
339,900	Turkiye Vakiflar Bankasi Tao	1,107,100
171,646	Yapi ve Kredi Bankasi AS	640,606

	Total Turkey	21,599,818

United Arab Emirates - 0.1%
549,422	DP World Ltd.*	719,743

United States - 0.9%
47,600	BMB Munai Inc.*	269,416
448	Caspian Services Inc.*	1,299
1,700	Golden Telecom Inc.*	172,482
11,907	Sohu.com Inc.*	683,224
42,032	Southern Copper Corp.(b)	4,650,841

	Total United States	5,777,262

	TOTAL COMMON STOCKS
	(Cost - $351,479,952)	559,944,225

PREFERRED STOCKS - 5.9%
Brazil - 5.5%
165,910	Banco Itau Holding Financeira SA, 2.340%(c)	4,611,199
53,848	Banco Pine SA, 0.860%*	616,788
95,400	Bradespar SA, 2.330%	2,812,184
13,960,000	Eletropaulo Metropolitana de Sao Paulo SA, Class B Shares, 9.640%	1,098,066
126,667	Itausa - Investimentos Itau SA, 3.380%	924,577
115,707	NET Servicos de Comunicacao SA, 0.000%*	1,728,134
254,586	Petroleo Brasileiro SA, ADR, 0.450%	20,664,746
33,150	Usinas Siderurgicas de Minas Gerais SA, Class A Shares, 4.280%	1,691,934

	Total Brazil	34,147,628

Russia - 0.1%
4,556	Surgutneftegaz, Preferred Shares, ADR, 4.540%	291,584
137	Transneft, 0.460%	260,300

	Total Russia	551,884

South Korea - 0.3%
6,570	Hyundai Motor Co., 3.090%	231,803
1,780	LG Electronics Inc., 1.880%	87,729
3,207	Samsung Electronics Co., Ltd., 1.310%	1,413,496

	Total South Korea	1,733,028

	TOTAL PREFERRED STOCKS
	(Cost - $12,405,971)	36,432,540

RIGHTS - 0.4%
Egypt - 0.3%
20,817	Orascom Construction Industries	1,891,771

Russia - 0.1%
9,956	Evraz Group SA, GDR(a)	727,784

	TOTAL RIGHTS
	(Cost - $754,749)	2,619,555

WARRANTS - 0.1%
Hong Kong - 0.0%
33	China Overseas Land, expires 8/27/08*	24

United Kingdom - 0.1%
13,340	UBS AG London, expires 2/22/10	640,147

	TOTAL WARRANTS
	(Cost - $566,083)	640,171

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $365,206,755)	599,636,491

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

Face Amount
SHORT-TERM INVESTMENTS (f) - 7.2%
MONEY MARKET FUND - 4.6%
28,736,997		BBH Securities Lending Trust (Cost - $28,736,997)(g)	$28,736,997
TIME DEPOSITS - 2.6%
		BBH - Grand Cayman:
12,962	SGD	0.047% due 12/3/07	8,969
559,434	HKD	2.546% due 12/3/07	71,835
14,518,845		4.110% due 12/3/07	14,518,845
15,594	GBP	5.054% due 12/3/07	32,077
190,960	ZAR	9.050% due 12/3/07	28,072
1,535,785		Wells Fargo - Grand Cayman, 4.110% due 12/3/07	1,535,785

		TOTAL TIME DEPOSITS
		(Cost - $16,179,100)	16,179,100

		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $44,916,097)	44,916,097

		TOTAL INVESTMENTS - 103.5%
		(Cost - $410,122,852#)	644,552,588
		Liabilities in Excess of Other Assets - (3.5%)	(21,976,897)

		TOTAL NET ASSETS - 100.0%	$622,575,691

*	Non-income producing securities.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	All or a portion of this security is segregated for foreign currency contracts.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	Illiquid security.
(f)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.6%.
(g)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

Emerging Markets Equity Investments

Summary of Investments by Sector* (unaudited)

Financials	23.7%
Energy	18.1
Materials	13.0
Telecommunication Services	10.5
Industrials	9.9
Information Technology	7.9
Consumer Discretionary	6.0
Consumer Staples	2.2
Utilities	1.1
Health Care	0.6
Short-Term Investments	7.0

100.0%

*	As a percentage of total investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

Face Amount	Security	Value
MORTGAGE-BACKED SECURITIES - 49.3%
FHLMC - 10.0%
	Federal Home Loan Mortgage Corp. (FHLMC):
$4,069	9.000% due 8/1/09-10/1/09	$4,147
5,922	10.000% due 4/1/09-10/1/09	6,141
2,768	10.250% due 5/1/09-11/1/09	2,900
28,760	11.500% due 10/1/15	32,976
12,271	9.500% due 10/1/08-8/1/16	12,931
72,194	8.000% due 4/1/09-6/1/17	76,489
158,829	8.500% due 12/1/07-7/1/17	170,332
171,460	4.348% due 12/1/34(a)	170,005
163,561	4.087% due 1/1/35(a)	161,561
1,414,958	5.031% due 3/1/36(a)(b)	1,434,612
2,257,618	6.004% due 10/1/36(a)	2,297,001
311,173	5.814% due 2/1/37	315,968
866,582	5.948% due 5/1/37	880,447
658,231	5.991% due 5/1/37	671,970
7,070,842	5.500% due 3/1/37-6/1/37	7,072,710
890,731	6.000% due 4/1/36-7/1/37	904,426
1,233,815	5.000% due 6/1/21-1/1/38	1,210,625
	Gold:
2,186	9.500% due 4/1/10	2,279
34,351	7.000% due 5/1/12-8/1/12	35,728
16,073	8.000% due 8/1/09-8/1/12	16,517
37,871	8.500% due 2/1/18	39,975
922,404	4.500% due 8/1/18-8/1/20	907,902
5,035,641	5.000% due 12/1/18-10/1/36(a)	5,014,658
3,722,718	5.947% due 5/1/37	3,766,441
1,774,313	6.118% due 9/1/37	1,808,326
10,074,998	6.500% due 7/1/14-9/1/37(a)	10,312,439
28,489,329	5.500% due 10/1/13-12/1/37(a)	28,584,369
41,506,966	6.000% due 5/1/16-12/1/37	42,175,243

	Total FHLMC	108,092,017

FNMA - 33.6%
	Federal National Mortgage Association (FNMA):
6,242	9.000% due 12/1/08-4/1/09	6,271
1,460	10.750% due 10/1/12	1,500
7,461	8.500% due 1/1/10-4/1/17	7,927
14,484	8.000% due 8/1/17	15,575
4,648	10.000% due 1/1/21	5,333
14,710	9.500% due 11/1/09-11/1/21(a)	15,050
17,743	6.573% due 1/1/30(a)(b)	18,463
54,033	6.565% due 3/1/30(a)(b)	55,481
2,236,941	3.964% due 3/1/34	2,213,160
6,933,869	4.000% due 7/1/18-4/1/34(a)(b)	6,704,986
452,212	4.203% due 12/1/34(a)	448,933
60,661	4.243% due 12/1/34(a)	60,280
960,508	4.611% due 9/1/35(a)	966,149
604,976	6.882% due 10/1/35(a)	620,654
916,479	6.903% due 10/1/35(a)	940,245
1,163,325	6.810% due 11/1/35(a)(b)	1,193,532
409,880	6.867% due 11/1/35(a)	420,488
383,786	6.879% due 11/1/35(a)	393,728
190,918	6.889% due 11/1/35(a)	195,866
194,904	6.891% due 11/1/35(a)	199,955
194,347	6.909% due 11/1/35(a)	199,386
11,743,492	4.500% due 5/1/19-12/1/35(a)	11,284,412
3,828,457	4.971% due 1/1/36(a)	3,907,339

CORE FIXED INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

1,423,628	5.748% due 6/1/36	$1,428,547
1,924,000	5.820% due 7/1/36	1,938,458
2,177,077	6.069% due 8/1/36	2,219,445
258,407	5.660% due 12/1/36	262,211
1,988,884	5.859% due 2/1/37	2,009,997
2,769,818	5.598% due 4/1/37	2,797,763
1,990,146	5.651% due 4/1/37	1,997,310
2,588,692	6.146% due 4/1/37	2,644,227
3,317,938	7.000% due 9/1/26-4/1/37(b)	3,429,254
2,197,100	5.638% due 5/1/37	2,216,619
3,200,356	5.950% due 8/1/37	3,235,364
117,525,359	5.500% due 12/1/08-12/1/37(c)	117,910,420
32,640,006	6.500% due 11/1/23-12/1/37(c)	33,584,362
91,119,588	5.000% due 1/1/18-1/1/38(c)	89,415,513
65,743,214	6.000% due 5/1/12-1/1/38(c)	66,846,870
166,900	6.184% due 4/1/40(a)	172,599

	Total FNMA	362,838,989

GNMA - 5.7%
	Government National Mortgage Association (GNMA):
6,479	11.000% due 7/15/10-9/15/10	7,033
6,458	9.500% due 12/15/16	7,025
80,129	6.125% due 10/20/27(a)(b)	81,271
2,581	8.000% due 3/20/30(b)	2,784
219,170	6.375% due 2/20/26-5/20/30(a)(b)	222,928
124,659	8.500% due 11/20/16-8/15/30(b)	134,860
49,308	9.000% due 4/20/17-9/15/30(b)	52,993
34,348	4.500% due 9/15/33(b)	33,273
665,277	4.750% due 5/20/34(a)	664,566
9,405,217	5.000% due 11/15/32-12/1/37(c)	9,351,427
21,911,328	5.500% due 8/15/33-1/1/38(c)	22,206,431
26,318,677	6.000% due 1/15/29-1/1/38(c)	26,970,132
2,021,197	6.500% due 6/15/08-1/1/38c	2,090,407

	Total GNMA	61,830,948

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $525,701,228)	532,761,954

Face Amount	Rating	‡	Security	Value
ASSET-BACKED SECURITIES - 0.6%
Airlines - 0.1%
850,000	A-		Continental Airlines Inc. Pass Thru Certificates, Series 2001-ROCK, 7.056% due 3/15/11	860,625
Automobiles - 0.3%
1,027,762	Aaa	(e)	Chase Manhattan Auto Owner Trust, Series 2006-B, Class A2, 5.280% due 10/15/09(b)	1,027,659
1,850,000	AAA		USAA Auto Owner Trust, Series 2005-4, Class A4, 4.890% due 8/15/12	1,856,581
76,836	AAA		WFS Financial Owner Trust, Series 2005-1, Class A3, 3.590% due 10/19/09(b)	76,584

			Total Automobiles	2,960,824

Credit Card - 0.1%
1,200,000	AAA		Bank One Issuance Trust, Series 2003-A3, Class A3, 4.762% due 12/15/10(a)(b)	1,199,900
Student Loan - 0.1%
440,015	AAA		SLM Corp., Series 2005-5, Class A1, 5.084% due 1/25/18(a)(b)	440,097
1,190,547	AAA		SLM Student Loan Trust, Series 2006-5, Class A2, 5.074% due 7/25/17	1,189,771

			Total Student Loan	1,629,868

			TOTAL ASSET-BACKED SECURITIES
			(Cost - $6,663,643)	6,651,217

Face Amount	Rating	‡	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.1%
563,092	AAA		Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 5.029% due 9/25/35(a)	551,381
338,176	AAA		ACE Securities Corp., Series 2004-SD1, Class A1, 5.279% due 11/25/33(a)	332,914
299,153	AAA		AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 5.039% due 6/25/29	293,860
2,038,002	AAA		American Home Mortgage Investment Trust, Series 4, Class 11A1, 5.019% due 3/25/47	1,963,013
914,455	AAA		Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 5.139% due 6/25/34(a)(b)	883,145

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

96,665	AAA		Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1, 5.064% due 9/25/34(a)(b)	$95,049
353,751	Aaa	(e)	Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.000% due 7/25/19	343,593
			Banc of America Commercial Mortgage Inc.:
892,714	Aaa	(e)	Series 2001-1, Class A2, 6.500% due 4/15/36	928,196
1,060,000	AAA		Series 2005-1, Class A4, 5.023% due 11/10/42(a)	1,064,991
			Banc of America Funding Corp.:
2,921,867	AAA		Series 1998-D7, Class 3A1, 6.000% due 7/25/37	2,931,638
10,753	AAA		Series 2003-1, Class A1, 6.000% due 5/20/33	10,722
566,705	AAA		Series 2005-B, Class 2A1, 5.097% due 4/20/35(a)	567,814
			Banc of America Mortgage Securities Inc.:
800,885	AAA		Series 1865, Class 1A1, 5.656% due 7/25/34(b)	806,387
3,890,876	AAA		Series 2006-B, Class 4A1, 6.217% due 11/20/46	3,882,142
552,680	AAA		Bayview Financial Acquisition Trust, Series 2004-A, Class A, 5.250% due 2/28/44	545,076
			Bear Stearns Adjustable Rate Mortgage Trust:
114,611	AAA		Series 2002-11, Class 1A1, 5.605% due 2/25/33(a)(b)	114,079
1,966,344	AAA		Series 2005-2, Class A2, 4.125% due 3/25/35(b)	1,926,008
			Bear Stearns Alt-A Trust:
671,730	AAA		Series 2005-2, Class 2A4, 4.705% due 4/25/35(a)	660,790
396,690	AAA		Series 2005-4, Class 23A2, 5.372% due 5/25/35(a)(b)	391,502
575,926	AAA		Series 2005-7, Class 22A1, 5.525% due 9/1/35(b)	566,516
1,095,668	AAA		Bear Stearns Asset Backed Securities Trust, Series 2007-HE7, Class 1A1, 5.789% due 10/25/37(b)	1,091,664
			Bear Stearns Commercial Mortgage Securities:
400,000	AAA		Series 1999-LTL1, Class AJ, 5.624% due 3/11/39	384,497
2,480,000	AAA		Series 2001-T2, Class A2, 6.480% due 2/15/35	2,586,495
1,725,000	Aaa	(e)	Series 2003-T12, Class A4, 4.680% due 8/13/39	1,674,395
1,030,000	Aaa	(e)	Series 2005-PWR7, Class A2, 4.945% due 2/11/41	1,026,543
2,625,000	AAA		Series 2007-PW17, Class A4, 5.694% due 6/1/50	2,660,287
			Bear Stearns Structured Products Inc.:
2,616,787	AAA		Series 2007-EMX1, Class A1, 5.789% due 3/25/37	2,592,254
2,371,150	AAA		Series 2007-R11, Class A1A, 6.021% due 9/27/37	2,325,209
410,000	AAA		Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2, 7.319% due 10/15/32	430,632
			Chase Funding Mortgage Loan Asset-Backed Certificates:
2,392	AAA		Series 2002-2, Class 2A1, 5.289% due 5/25/32(a)	2,351
2,088	AAA		Series 2002-3, Class 2A1, 5.429% due 8/25/32(a)	2,084
1,300,000	AAA		Chase Issuance Trust, Series 2007-A17, Class A, 5.120% due 10/15/14	1,331,485
3,604,807	AAA		Citigroup Mortgage Loan Trust Inc., Series 2000-34, Class A, 5.344% due 8/25/35	3,561,576
875,790	AAA		Commercial Mortgage Asset Trust, Series 1999-C2, Class A2, 7.546% due 11/17/32(a)	901,022
			Commercial Mortgage Pass Through Certificates:
1,475,000	AAA		Series 2004-LB2A, Class A3, 4.221% due 3/10/39	1,450,413
2,000,000	AAA		Series 2004-SL4, Class AM, 5.986% due 6/10/46(a)	1,996,736
			Countrywide Alternative Loan Trust:
1,020,862	AAA		Series 2005-24, Class 4A1, 4.970% due 7/20/35(a)	990,844
577,769	AAA		Series 2005-27, Class 2A3, 6.423% due 8/25/35(a)	569,250
1,052,128	AAA		Series 2005-59, Class 1A1, 5.070% due 11/20/35(a)	1,019,695
2,073,162	AAA		Series 4, Class 2A1, 4.919% due 3/25/47	2,010,710
			Countrywide Asset-Backed Certificates:
1,684,594	AAA		Series 1998-C1, Class 3A1, 4.909% due 6/25/36	1,606,430
2,834	AAA		Series 2001-BC3, Class A, 5.269% due 12/25/31(a)	2,784
5,025	AAA		Series 2002-3, Class 1A1, 5.529% due 5/25/32(a)	4,919
12,759	AAA		Series 2003-BC2, Class 2A1, 5.389% due 6/25/33(a)	12,413
175,788	AAA		Series 2004-SD4, Class A1, 5.169% due 12/25/34(a)(f)	170,263
287,437	AAA		Series 2005-4, Class AF3, 4.456% due 10/25/35(a)	284,261
397,582	AAA		Series 2006-11, Class 3AV1, 4.849% due 9/25/46(a)(b)	392,628
1,199,492	AAA		Series 2006-SD3, Class A1, 5.119% due 7/25/36(a)(f)	1,019,569
			Countrywide Home Loan Mortgage Pass Through Trust:
494,210	AAA		Series 2005-11, Class 3A3, 6.166% due 4/25/35(a)	492,139
390,281	AAA		Series 2005-11, Class 6A1, 5.089% due 3/25/35(a)	380,877
753,235	AAA		Series 2005-R1, Class 1AF1, 5.149% due 3/25/35(a)(f)	746,427
785,364	AAA		Series 2007-16, Class A1, 6.500% due 10/25/37	798,517
1,660,000	AAA		Credit Suisse Mortgage Capital Certificates, Series 2005-C3, Class A3, 5.311% due 12/15/39	1,643,835
			CS First Boston Mortgage Securities Corp.:
1,775,671	AAA		Series 1997-1, Class A1, 3.819% due 5/15/36	1,726,775
2,070,000	AAA		Series 1998-1, Class AM, 5.100% due 8/15/38	1,971,531

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

1,842,151	AAA		Series 2005-A2, Class 5A6, 5.500% due 11/25/35	$1,839,808
725,000	AAA		CW Capital Cobalt Ltd., Series 2007-C3, Class A4, 6.015% due 5/15/46	745,307
2,047,726	Aaa	(e)	DLJ Commercial Mortgage Corp., Series 2000-3, Class A1B, 6.460% due 3/10/32	2,070,992
385,664	AAA		Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 5.086% due 11/19/44(a)	378,232
			EMC Mortgage Loan Trust:
12,809	AAA		Series 2002-B, Class A1, 5.439% due 2/25/41(a)(f)	11,760
59,355	AAA		Series 2003-A, Class A1, 5.339% due 8/25/40(a)(f)	54,301
			Federal Home Loan Mortgage Corp. (FHLMC):
339,207	AAA		Series 1565, Class G, 6.000% due 8/15/08(b)	338,542
8,053	AAA		Series 1865, Class DA, 10.300% due 2/15/24(a)(g)(h)	3,787
600,000	AAA		Series 2538, Class CB, 5.000% due 12/15/17	598,201
10,968,041	AAA		Series 3346, Class SC, 1.898% due 10/15/33	803,315
883,046	AAA		STRIPS, Series 1998-C2, Class IO, 5.500% due 8/1/35(h)	210,747
1,214,309	AAA		Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass Through Securities, Series T-61, Class 1A1, 6.405% due 7/25/44(a)(b)	1,215,807
			Federal National Mortgage Association (FNMA):
56,779	AAA		Series 1999-18, Class A, 5.500% due 10/18/27	57,055
83,039	AAA		Series 2000-34, Class F, 5.233% due 10/25/30(a)(b)	83,215
200,582	AAA		Series 2002-34, Class FE, 5.086% due 5/18/32(a)(b)	201,784
940,000	AAA		Series 2002-T3, Class B, 5.763% due 12/25/11	969,788
270,000	AAA		Series 2003-16, Class BC, 5.000% due 3/25/18	270,658
1,097,221	AAA		Series 2004-25, Class PA, 5.500% due 10/25/30	1,101,542
704,431	AAA		Series 2004-36, Class BS, 5.500% due 11/25/30	709,084
333,111	AAA		Series 2004-88, Class HA, 6.500% due 7/25/34	344,425
711,137	AAA		Series 2005-105-1, Class TL, 5.500% due 11/25/31	718,203
1,556,910	NR		Series 2005-47, Class PA, 5.500% due 9/25/24(a)(b)	1,560,193
1,479,420	AAA		Series 2962, Class YC, 4.500% due 9/15/14(b)	1,475,207
1,345,443	AAA		Series 3110, Class HA, 5.500% due 1/15/27	1,355,671
1,459,603	AAA		Series 3117, Class PN, 5.000% due 11/15/21(b)	1,460,593
1,013,665	AAA		Series 3131, Class MA, 5.500% due 11/15/27	1,022,297
3,403,269	AAA		STRIPS, Series 2005-105, Class 19, 5.000% due 6/1/35	730,017
			Federal National Mortgage Association (FNMA), Grantor Trust:
259,778	AAA		Series 2000-T06, Class A3, 6.361% due 1/25/28(a)	266,617
163,839	AAA		Series 2002-T06, Class A1, 3.310% due 2/25/32	156,559
			First Union National Bank Commercial Mortgage:
1,402,926	AAA		Series 1999-C4, Class A2, 7.390% due 12/15/31	1,458,209
1,700,000	AAA		Series 2001-C2, Class A2, 6.663% due 1/12/43	1,782,900
			GE Capital Commercial Mortgage Corp.:
1,925,000	AAA		Series 2002-20K, Class A5, 4.772% due 6/10/48	1,858,476
1,850,000	AAA		Series 2005-C4, Class A4, 5.512% due 11/10/45(a)	1,854,217
2,400,000	AAA		Series 2007, Class A4, 5.543% due 12/10/49(a)	2,408,762
			GMAC Commercial Mortgage Securities Inc.:
40,559	Aaa	(e)	Series 1998-C1, Class A2, 6.700% due 5/15/30	40,494
1,950,000	AAA		Series 1999-1, Class A4, 4.547% due 12/10/41	1,915,798
667,418	Aaa	(e)	Series 1999-C3, Class A2, 7.179% due 8/15/36	687,005
975,000	AAA		Series 2000-C2, Class B, 7.594% due 8/16/33	1,037,092
1,744,764	AAA		Series 2001-C1, Class A2, 6.465% due 4/15/34	1,816,614
2,778,584	AAA		GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1, 5.539% due 2/25/31	2,613,605
			Government National Mortgage Association (GNMA):
167,642	AAA		Series 2000-35, Class F, 5.208% due 12/16/25(a)(b)	169,039
140,155	AAA		Series 2002-21, Class FV, 5.058% due 3/16/32(a)(b)	140,890
725,407	AAA		Series 2004-65, Class VA, 6.000% due 6/20/15	746,731
1,080,000	AAA		Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444% due 3/10/39	1,078,057
			GS Mortgage Securities Corp. II:
910,000	Aaa	(e)	Series 2001-C1, Class A4, 5.560% due 11/10/39	918,612
1,950,000	AAA		Series 2001-C2, Class A4A, 4.751% due 7/1/39	1,875,987
300,000	AAA		Series 2001-ROCK, Class A2, 6.624% due 5/3/18(b)(f)(g)	324,005
1,225,000	AAA		Series 2005-GG4, Class A4, 4.761% due 7/10/39	1,178,122
1,055,000	AAA		Series 2007-GG10, Class A4, 5.993% due 8/10/45	1,083,237
			GSR Mortgage Loan Trust:
3,703,416	AAA		Series , Class 6A1, 5.250% due 7/25/35	3,647,720
583,174	AAA		Series 2005-AR6, Class 2A1, 4.539% due 9/25/35(a)(b)	580,578
			Harborview Mortgage Loan Trust:
556,683	AAA		Series 2006-2, Class 1A, 5.449% due 2/25/36	551,203
55,280,646	AAA		Series 2007-GG9, Class X2A, 0.564% due 10/19/35(g)	535,531
744,697			Home Equity Asset Trust, Series 2007-2, Class 2A1, 4.899% due 7/25/37	682,491
12,621	AAA		Impac CMB Trust, Series 2003-1, Class 1A1, 5.589% due 3/25/33(a)	12,452

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

			Indymac Index Mortgage Loan Trust:
376,320	AAA		Series 2004-AR15, Class 1A1, 5.234% due 2/25/35(a)	$380,377
233,862	AAA		Series 2005-AR15, Class A2, 5.099% due 9/25/35(a)	227,630
568,798	AAA		Series 2007-AR7, Class 1A1, 6.286% due 11/25/37	567,465
1,700,000	AAA		IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 4.949% due 8/25/36	1,604,460
			JP Morgan Chase Commercial Mortgage Securities Corp.:
635,000	AAA		Series 2003-C1, Class A2, 4.985% due 1/12/37	629,490
80,000	Aaa	(e)	Series 2005-CB12, Class A4, 4.895% due 9/12/37	77,579
100,000	Aaa	(e)	Series 2005-CB13, Class A4, 5.472% due 1/12/43(a)	99,883
1,200,000	Aaa	(e)	Series 2005-LDP4, Class A4, 4.918% due 10/15/42(a)	1,165,377
1,980,000	AAA		Series 2007-CB19, Class A4, 5.937% due 2/12/49	2,021,605
500,000	AAA		Series 2007-LD11, Class A2, 5.992% due 6/15/49	514,311
400,000	AAA		Series 2007-LD12, Class A2, 5.827% due 2/15/51	410,625
620,000	Aaa	(e)	Series 2007-LDPX, Class A3, 5.420% due 1/15/49	615,808
578,726	AAA		JP Morgan Mortgage Acquisition Corp., Series 2006-WMC1, Class A2, 4.859% due 3/25/36(a)(b)	575,988
			JP Morgan Mortgage Trust:
687,460	AAA		Series 2001-A1, Class 6T1, 5.024% due 2/1/35(b)	673,285
2,254,418	AAA		Series 2006-A2, Class 5A3, 3.756% due 11/25/33(a)	2,234,413
			LB-UBS Commercial Mortgage Trust:
2,895,000	Aaa	(e)	Series 2001-C2, Class B, 6.799% due 9/15/34	3,059,359
1,150,000	AAA		Series 2004-C6, Class A2, 4.187% due 8/15/29	1,136,788
310,000	AAA		Series 2005-C3, Class A5, 4.739% due 7/15/30	298,182
400,000	AAA		Series 2005-C3, Class AAB, 4.664% due 7/15/30	394,128
500,000	AAA		Series 2005-F, Class AM, 5.712% due 3/15/39	494,913
805,000	AAA		Series 2006-C6, Class A4, 5.372% due 9/15/39	802,789
			Lehman XS Trust:
576,276	AAA		Series 2005-5N, Class 1A1, 5.089% due 11/25/35(a)	557,818
433,439	AAA		Series 2005-7N, Class 1A1B, 5.089% due 12/25/35(a)	419,047
			Long Beach Mortgage Loan Trust:
446,211	AAA		Series 2005-WL3, Class 2A2A, 4.929% due 11/25/35	443,695
5,093	AAA		Series 2006-1, Class 2A1, 4.869% due 2/25/36(a)(b)	5,084
			Mastr Adjustable Rate Mortgages Trust:
1,900,000	AAA		Series 2004-13, Class 3A7, 3.787% due 11/21/34(a)	1,875,407
224,004	AAA		Series 2004-4, Class 4A1, 5.185% due 5/25/34(a)(b)	224,418
2,579,887	AAA		Series 2007-3, Class 12A1, 4.989% due 5/25/47	2,504,811
634,305	AAA		Medallion Trust, Series 2003-1G, Class A, 5.428% due 12/21/33	627,509
			Merrill Lynch Mortgage Investors Inc.:
583,342	AAA		Series 2005-3, Class 4A3, 5.029% due 5/1/34	569,404
390,397	AAA		Series 2005-A2, Class A2, 4.488% due 2/25/35(a)	386,333
670,000	AAA		Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.842% due 5/12/39(a)	685,976
			Merrill Lynch/Countrywide Commercial Mortgage Trust:
190,000	AAA		Series 2001-C2, Class A4, 5.378% due 8/12/48	188,570
1,210,000	Aaa	(e)	Series 2005-5N, Class A4, 5.485% due 3/12/51	1,208,448
821,930	AAA		Mid-State Trust, Series 2004-1, Class A, 6.005% due 8/15/37	850,503
			MLCC Mortgage Investors Inc.:
			Series 2005-1, Class 2A1:
210,730	Aaa	(e)	4.968% due 4/25/35(a)	210,795
646,238	Aaa	(e)	4.968% due 4/25/35(a)	646,437
			Morgan Stanley ABS Capital I:
801,306	AAA		Series 2004-SD3, Class A, 5.249% due 6/25/34	733,070
686,399	AAA		Series 2006-HE7, Class A2A, 4.839% due 9/25/36(a)(b)	672,887
			Morgan Stanley Capital I:
1,700,000	Aaa	(e)	Series 2003-IQ4, Class A2, 4.070% due 5/15/40	1,609,689
660,000	AAA		Series 2004-8AR, Class A4, 5.692% due 4/15/49(a)	667,688
480,000	AAA		Series 2005-HQ6, Class A4A, 4.989% due 8/13/42	468,531
1,300,000	AAA		Series 2006-BC3, Class A4, 5.803% due 6/11/42	1,324,012
780,000			Series 2007-IQ16, Class A4, 5.809% due 12/12/49	785,967
887,989	AAA		Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, 5.350% due 10/25/34(a)	905,437
232,973	AAA		Nationslink Funding Corp., Series 1999-LTL1, Class A2, 6.867% due 1/22/26	237,312
			Option One Mortgage Loan Trust:
5,966	AAA		Series 2002-6, Class A2, 5.589% due 11/25/32(a)	5,876
27,625	AAA		Series 2003-1, Class A2, 5.629% due 2/25/33(a)	27,171
1,800,000	AAA		Popular ABS Mortgaged Pass-Through Trust, Series 2003-KS1, Class AF6, 4.759% due 7/25/35	1,689,850
			Prime Mortgage Trust:
1,181,559	AAA		Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(f)	1,171,222
550,641	AAA		Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(f)	551,893

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited)	November 30, 2007

2,708,047	AAA		Series 2006-DR1, Class 2A1, 5.500% due 5/25/36(f)	$2,683,483
100,000	AAA		Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480% due 5/1/15	105,316
2,902,440	AAA		Residential Accredit Loans Inc., Series 2006-WMC1, Class A10, 6.000% due 6/25/37	2,921,441
			Residential Asset Mortgage Products Inc.:
264,087	AAA		Series 2004-SL4, Class A5, 7.500% due 7/25/32	272,910
2,000,000	AAA		Series 2006-NC1, Class AI6A, 6.110% due 10/25/33	1,973,962
13,357	AAA		Residential Asset Mortgage Products Inc., Series 2003-RS4, Class AIIB, 5.449% due 5/25/33(a)	13,055
312,533	AAA		Residential Funding Mortgage Securities II Inc., Series 2005-HS1, Class AI1, 4.909% due 9/25/35(a)	310,768
1,134,230	AAA		SACO I Inc., Series 2006-7, Class A1, 4.919% due 7/25/36(a)	602,490
			Small Business Administration:
475,648	NR		Series 1999-P10B, Class 1, 7.540% due 8/10/09(b)	489,779
653,701	NR		Series 2000-P10A, Class 1, 8.017% due 2/10/10(b)	683,607
990,513	NR		Series 2005-P10A, Class 1, 4.638% due 2/10/10	993,384
			Small Business Administration Participation Certificates:
857,028	NR		Series 1993-20K, Class 1, 6.150% due 11/1/13(b)	876,277
250,965	NR		Series 1995-20J, Class 1, 6.850% due 10/1/15(b)	259,601
576,297	NR		Series 1995-20K, Class 1, 6.650% due 11/1/15(b)	595,217
416,554	NR		Series 1996-20G, Class 1, 7.700% due 7/1/16(b)	435,795
2,026,610	NR		Series 1999-20L, Class 1, 7.190% due 12/1/19(b)	2,148,153
1,342,043	NR		Series 2000-20A, Class 1, 7.590% due 1/1/20(b)	1,433,288
1,615,262	NR		Series 2002-20K, Class 1, 5.080% due 11/1/22(b)	1,652,650
262,806	AAA		Soundview Home Equity Loan Trust, Series 2006-OPT3, Class 2A1, 4.849% due 6/25/36(a)(b)	261,802
			Structured Adjustable Rate Mortgage Loan Trust:
387,949	AAA		Series 2004-16, Class 1A2, 7.408% due 11/25/34(a)	399,790
1,233,932	AAA		Series 2004-6, Class4A1, 4.842% due 6/25/34(a)	1,219,807
490,859	AAA		Series 2005-19XS, Class 1A1, 5.109% due 10/25/35(a)	475,413
3,024,714	AAA		Series 2005-7N, Class 4A1, 5.507% due 7/25/35	2,967,087
			Structured Asset Securities Corp.:
17,917	AAA		Series 2002-14A, Class 2A1, 6.150% due 7/25/32(a)(b)	17,849
355,638	AAA		Series 2003-AL1, Class A, 3.357% due 4/25/31(f)	330,701
750,612	AAA		Series 2006-BC3, Class A2, 4.839% due 10/25/36(a)(b)	733,277
2,218,800	AAA		Terwin Mortgage Trust, 4.500% due 5/25/37(f)	2,143,558
			Thornburg Mortgage Securities Trust:
1,719,093	AAA		Series 2005-2, Class A4, 5.039% due 7/25/45	1,717,634
2,604,374	AAA		Series 2006-1, Class A3, 4.959% due 1/25/46	2,514,376
1,631,359	Aaa	(e)	Series 2006-3, Class A2, 4.894% due 5/25/46(a)	1,621,456
1,711,650	Aaa	(e)	Series 2006-3, Class A3, 4.899% due 6/25/46(a)	1,701,156
480,000	AAA		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, 6.098% due 8/15/39	496,005
255,861	AAA		UDR Inc., 4.892% due 12/15/35(a)	249,380
			Wachovia Bank Commercial Mortgage Trust:
700,000	AAA		Series 2005-C22, Class A4, 5.440% due 12/15/44	699,184
1,970,000	Aaa	(e)	Series 2006-C25, Class AM, 5.928% due 5/15/43	1,958,402
550,000	AAA		Series 2007-C33, Class A4, 6.100% due 7/15/17	570,140
1,020,000	AAA		Wamu Master Note Trust 2006-A3A, Class A3, 4.682% due 9/15/13	1,007,682
			WaMu Mortgage Pass Through Certificates:
753,007	AAA		Series 2005-AR11, Class A1A, 5.109% due 8/25/45	736,835
33,423,311	AAA		Series 2007-0A1, Class XPPP, 9.800% due 2/25/47(a)(g)	444,323
2,557,490	AAA		Series 2007-OA5, Class 1A, 5.613% due 6/25/47	2,469,177
			Washington Mutual Inc.:
2,013,945	AAA		Series 2002-3, Class 2A, 5.563% due 1/25/47	1,964,381
946,378	AAA		Series 2003-A3, Class 4A1, 5.503% due 9/25/36	951,349
1,427,153	AAA		Series 2003-R1, Class A1, 5.329% due 12/25/27(a)(b)	1,406,995
97,885	AAA		Series 2004-AR11, Class A, 4.551% due 10/25/34(a)	97,128
306,374	AAA		Series 2004-AR12, Class A2A, 5.328% due 10/25/44(a)	303,590
1,000,000	AAA		Series 2005-AR 4, Class A5, 4.672% due 4/25/35(a)	982,675
1,721,108	AAA		Series 2005-AR13, Class A1A1, 5.079% due 10/25/45(a)(b)	1,676,001
728,375	AAA		Series 2005-AR15, Class A1A2, 5.069% due 11/25/45(a)	711,545
726,211	AAA		Series 2005-AR19, Class A1A2, 5.079% due 12/25/45(a)	704,724
1,893,584	AAA		Series 2006-AR13, Class 2A, 5.859% due 10/25/46(a)(b)	1,859,708
1,340,005	AAA		Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 4.527% due 6/25/34(a)	1,318,182

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost - $206,874,382)	205,873,663

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

Face Amount	Rating	‡	Security	Value
CORPORATE BONDS & NOTES - 14.4%
Aerospace & Defense - 0.0%
25,000	B+		DRS Technologies Inc., Company Guaranteed Notes, 6.625% due 2/1/16	$24,750
300,000	BBB		Goodrich (BF) Co., Notes, 6.290% due 7/1/16(b)	315,070

			Total Aerospace & Defense	339,820

Airlines - 0.4%
741,421	BB		Continental Airlines Inc. Pass Thru Certificates, 7.461% due 4/1/15	739,568
			Delta Air Lines Inc.:
			Pass Thru Certificates:
282,632	BBB		7.379% due 5/18/10	284,045
843,816	BBB		6.619% due 3/18/11	841,183
			Northwest Airlines Inc.:
			Pass Thru Cerificates:
1,000,000	BBB		6.841% due 4/1/11	1,001,540
957,824	BBB		7.041% due 4/1/22	955,161

			Total Airlines	3,821,497

Auto Components - 0.0%
50,000	CCC+		Visteon Corp., Senior Unsecured Notes, 8.250% due 8/1/10	44,750
Automobiles - 0.3%
			DaimlerChrysler NA Holding Corp.:
			Company Guaranteed Notes:
330,000	BBB+		4.050% due 6/4/08	327,187
300,000	BBB+		5.875% due 3/15/11	308,600
900,000	BBB+		5.750% due 9/8/11(b)	924,127
285,000	BBB+		Notes, 4.875% due 6/15/10	285,442
610,000	CCC+		Ford Motor Co., 7.450% due 7/16/31(d)	463,600
			General Motors Corp.:
1,325,000	B-		Debentures Notes, 8.250% due 7/15/23(d)	1,093,125
20,000	B-		Senior Unsubordinated Notes, 8.375% due 7/15/33(d)	16,700

			Total Automobiles	3,418,781

Capital Markets - 1.0%
377,000	A+		Credit Suisse London, Senior Unsubordinated Notes, 9.650% due 3/24/10(f)	367,650
400,000	B+		CSC Holdings Inc., Senior Unsecured Notes, 7.250% due 7/15/08(b)	402,000
10,000	BB-		E*Trade Financial Corp., Senior Unsecured Notes, 7.375% due 9/15/13	7,475
			Goldman Sachs Group Inc.:
			Notes:
230,000	AA-		4.500% due 6/15/10	230,025
135,000	AA-		4.750% due 7/15/13	131,848
1,000,000	AA-		5.750% due 10/1/16(b)	1,006,884
230,000	A-		Lehman Brothers Holdings Capital Trust V, Notes, 5.857% due 12/31/49	204,670
			Lehman Brothers Holdings Inc.:
			Notes:
300,000	A+		4.500% due 7/26/10	296,639
640,000	A+		11.000% due 11/7/16	685,824
416,000	A+		8.920% due 2/16/17	415,917
			Senior Notes:
120,000	A+		5.250% due 2/6/12	118,496
1,550,000	A+		6.000% due 7/19/12	1,571,731
300,000	A+		7.394% due 9/15/22	291,994
			Morgan Stanley:
			Notes:
60,000	AA-		3.625% due 4/1/08	59,597
25,000	AA-		6.750% due 4/15/11	26,276
565,000	AA-		5.550% due 4/27/17	551,663
1,170,000	AA		6.250% due 8/28/17	1,191,885
			Senior Unsecured Notes:
900,000	AA-		5.625% due 1/9/12	915,173
2,000,000	AA-		5.750% due 10/18/16(b)	1,973,152

			Total Capital Markets	10,448,899

Chemicals - 0.0%
30,000	B-		Georgia Gulf Corp., Company Guaranteed Notes, 9.500% due 10/15/14(d)	24,900
			Lyondell Chemical Co.:
			Company Guaranteed Notes:

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

30,000	B+		8.000% due 9/15/14	$34,125
15,000	B+		8.250% due 9/15/16	17,662
29,000	BB+		Westlake Chemical Corp., Company Guaranteed Notes, 6.625% due 1/15/16	27,767

			Total Chemicals	104,454

Commercial Banks - 0.6%
800,000	BBB-		Banponce TRust 1, Company Guaranteed Notes, 8.327% due 2/1/27	834,823
1,048,000	AA		BNP Paribas, Notes, 9.230% due 6/8/17	1,154,582
			Glitnir Banki HF:
270,000	A-		Notes, 6.330% due 7/28/11	281,908
460,000	BBB+		Subordinated Notes, 6.693% due 6/15/16(a)(f)	475,290
			ICICI Bank Ltd.:
400,000	BB		6.375% due 4/30/22(a)(f)	355,320
150,000	BB		6.375% due 4/30/22	134,605
100,000	Aa3	(e)	Kaupthing Bank Hf, Senior Notes, 5.750% due 10/4/11(f)	95,562
690,000	Aa3	(e)	Landsbanki Islands HF, Notes, 6.100% due 8/25/11(f)	685,628
20,000	AA		Rabobank Capital Funding II, 5.260% due 12/31/49(a)(f)	19,215
40,000	AA		Rabobank Capital Funding Trust, Company Guaranteed Notes, 5.254% due 12/31/49(a)(f)	37,856
660,000	AA3		Royal Bank of Scotland Group PLC, 9.118% due 12/31/49	712,887
390,000	AA-		Santander Issuances S.A Unipersonal, Subordinated Notes, 5.805% due 6/20/16(a)(f)	398,923
400,000	BBB		Shinsei Finance Cayman Ltd., 6.418% due 12/31/49(a)(f)	351,809
10,000	A		Sumitomo Mitsui Banking Corp./New York, 8.000% due 6/15/12	11,314
190,000	A-		Sun Trust Capital VIII, 6.100% due 12/1/66	156,189
230,000	A		Wachovia Capital Trust III, 5.800% due 3/15/42(a)	221,428
340,000	A+		Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	331,496
			Wells Fargo & Co.:
420,000	AA+		Senior Unsecured Notes, 4.200% due 1/15/10	419,205
10,000	AA		Subordinated Notes, 5.000% due 11/15/14	9,871
150,000	AA-		Wells Fargo Capital X, Company Guaranteed Notes, 5.950% due 12/15/36	137,776

			Total Commercial Banks	6,825,687

Commercial Services & Supplies - 0.1%
27,000	B		DI Finance/DynCorp. International, Senior Subordinated Notes, 9.500% due 2/15/13	28,215
55,000	B		RH Donnelley Corp., Senior Notes, 8.875% due 10/15/17	52,250
			Service Corp. International:
			Senior Unsecured Notes:
40,000	BB-		6.750% due 4/1/16	38,000
95,000	BB-		7.500% due 4/1/27	88,825
			Waste Management Inc.:
			Company Guaranteed Notes:
185,000	BBB		6.375% due 11/15/12	196,306
40,000	BBB		7.375% due 5/15/29	44,790
100,000	BBB		7.750% due 5/15/32	114,457
105,000	BB-		Windstream Corp., Company Guaranteed Notes, 8.625% due 8/1/16	109,462

			Total Commercial Services & Supplies	672,305

Consumer Finance - 1.0%
			Ford Motor Credit Co.:
			Notes:
300,000	B		7.375% due 10/28/09	284,161
30,000	B		7.875% due 6/15/10	27,861
100,000	B		7.375% due 2/1/11	91,265
			Senior Notes:
2,600,000	B		5.800% due 1/12/09	2,474,610
85,000	B		7.250% due 10/25/11	76,796
674,000	B		Senior Unsecured Notes, 10.944% due 6/15/11	641,135
1,400,000	B		Ford Motor Credit Co., LLC, Notes, 7.000% due 10/1/13(b)	1,224,142
			GMAC LLC:
			Notes:
140,000	BB+		4.375% due 12/10/07	139,917
360,000	BB+		6.125% due 1/22/08(d)	358,794
100,000	BB+		5.125% due 5/9/08(d)	97,058
220,000	BB+		7.750% due 1/19/10	208,950
960,000	BB+		6.625% due 5/15/12	814,076
2,230,000	BB+		Senior Unsubordinated Notes, 5.850% due 1/14/09	2,125,375
			SLM Corp.:
			Notes:
90,000	BBB+		3.100% due 4/1/09(a)	85,156

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

625,000	BBB+	5.375% due 5/15/14	$552,426
70,000	BBB+	5.050% due 11/14/14	60,188
80,000	BBB+	5.625% due 8/1/33	61,296
		Unsecured:
900,000	BBB+	4.662% due 4/14/08(b)	892,363
470,000	BBB+	5.000% due 10/1/13	401,739

		Total Consumer Finance	10,617,308

Containers & Packaging - 0.0%
10,000	CCC+	Graham Packaging Co. Inc., Company Guaranteed Notes, 9.875% due 10/15/14(d)	9,225
Diversified Consumer Services - 0.1%
		Hertz Corp.:
		Company Guaranteed Notes:
35,000	B	8.875% due 1/1/14	35,175
40,000	B	10.500% due 1/1/16	41,600
1,200,000	BB-	Service Corp. International, Senior Unsecured Notes, 6.500% due 3/15/08(b)	1,205,172

		Total Diversified Consumer Services	1,281,947

Diversified Financial Services - 4.7%
200,000	A-	AGFC Capital Trust 1, Company Guaranteed Notes, 6.000% due 1/15/67(a)	184,863
200,000	BBB+	Aiful Corp., Notes, 5.000% due 8/10/10(f)	191,863
260,000	A-	American Express Co., 6.800% due 9/1/66(a)	267,844
50,000	BBB-	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	56,064
50,000	AA+	ASIF Global Financing XIX, Secured Notes, 4.900% due 1/17/13(f)	49,354
		Bank of America Corp.:
		Senior Notes:
375,000	AA	5.625% due 10/14/16	374,005
800,000	AA	6.000% due 9/1/17	817,622
		Senior Unsecured Notes:
40,000	AA	5.375% due 8/15/11	40,793
5,505,000	AA	5.750% due 12/1/17(b)	5,515,245
580,000	AA-	Subordinated Notes, 7.800% due 2/15/10	621,834
450,000	A	Bank of New York Mellon Corp., Senior Subordinated Notes, 6.375% due 4/1/12	476,817
		Bear Stearns Cos. Inc.:
760,000	A+	Notes, 6.950% due 8/10/12	788,419
340,000	A	Subordinated Notes, 5.550% due 1/22/17	309,323
150,000	AA	Belvoir Land LLC, Notes, 5.270% due 12/15/47(f)	137,107
600,000	BBB-	Capital One Capital III, Company Guaranteed Notes, 7.686% due 8/15/36	512,158
1,293,949	BBB-	Cedar Brakes II LLC, Secured Notes, 9.875% due 9/1/13(f)	1,422,622
1,080,000	BBB+	Countrywide Home Loans Inc., Notes, 4.250% due 12/19/07(d)	1,074,090
680,000	BB	El Paso Performance-Linked Trust, Notes, 7.750% due 7/15/11(f)	715,517
1,100,000	B	Ford Motor Credit Co., Senior Unsecured Notes, 7.800% due 6/1/12	1,002,103
		General Electric Capital Corp.:
2,000,000	AA+	6.375% due 11/15/67	2,041,510
		Notes:
2,080,000	AAA	5.000% due 11/15/11	2,116,947
145,000	AAA	5.875% due 2/15/12	152,219
55,000	AAA	5.000% due 4/10/12	56,024
710,000	AAA	6.150% due 8/7/37	762,345
1,100,000	NR	Subordinated Notes, 6.500% due 9/15/67(f)	2,273,942
		General Electric Co.:
		Notes:
20,000	AAA	5.450% due 1/15/13	20,627
130,000	AAA	5.000% due 2/1/13	131,879
		GMAC LLC:
2,000,000	BB+	Bonds, 8.000% due 11/1/31(b)	1,700,996
250,000	BB+	Notes, 7.821% due 12/1/14	205,272
1,375,000	AA-	Goldman Sachs Group Inc., Notes, 5.250% due 10/15/13	1,379,366
1,600,000	AA	HSBC Bank USA NA/New York, NY, Subordinated Notes, 6.000% due 8/9/17(b)	1,623,336
		HSBC Finance Corp.:
		Notes:
585,000	AA-	4.125% due 11/16/09	577,328
20,000	AA-	8.000% due 7/15/10	21,478
50,000	AA-	6.375% due 10/15/11	51,417
270,000	A	ILFC E-Capital Trust II, 6.250% due 12/21/65(a)(f)	256,215
240,000	AA	Irwin Land LLC, 5.300% due 12/15/35(f)	229,282
310,000	A	JP Morgan Chase Capital XIII, 6.148% due 9/30/34(a)	293,338

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

		JPMorgan Chase & Co.:
2,475,000	AA-	Senior Unsecured Notes, 5.375% due 10/1/12	$2,490,620
		Subordinated Notes:
355,000	A+	5.125% due 9/15/14	349,946
400,000	A+	5.150% due 10/1/15	385,292
		JPMorgan Chase Bank:
429,000	AA	8.750% due 11/28/21	424,367
775,000	AA-	Subordinated Notes, 6.000% due 7/5/17	789,588
		Merrill Lynch & Co. Inc.:
1,000,000	AA-	Notes, 8.680% due 5/2/17	968,700
		Senior Unsecured Notes:
1,050,000	AA-	8.950% due 5/18/17	1,010,625
1,584,000	AA-	9.570% due 6/6/17	1,586,059
190,000	BBB+	MUFG Capital Finance, 1 Ltd., 6.346% due 12/31/49(a)	179,016
3,185,963	AAA	Residential Asset Securitization Trust, 6.000% due 7/25/37	3,186,565
		Residential Capital LLC:
		Company Guaranteed Notes:
875,000	BBB-	6.224% due 6/9/08(d)	739,375
40,000	BBB-	7.814% due 4/17/09	29,900
110,000	BBB-	7.615% due 5/22/09	81,400
960,000	BBB-	7.500% due 2/22/11	638,400
70,000	BBB	Resona Preferred Global Securities Cayman Ltd., 7.191% due 12/31/49(a)(f)	66,701
		SLM Corp.:
3,000,000	BBB+	Notes, 3.625% due 3/17/08(b)	2,935,212
		Senior Notes:
1,200,000	BBB+	4.750% due 4/18/08(b)(f)(g)	1,192,406
385,000	BBB+	5.384% due 1/27/14	336,378
619,780	AAA	Structured Asset Mortgage Investments Inc., Series 2005-AR5 , Class A3, 4.936% due 7/19/35(b)	588,353
410,000	BB+	TNK-BP Finance SA, Company Guaranteed Notes, 7.500% due 7/18/16(f)	397,249
		Wachovia Bank NA/Charlotte NC:
		Subordinated Notes:
1,375,000	AA-	6.000% due 11/15/17	1,386,793
1,000,000	AA-	6.600% due 1/15/38	997,920
1,200,000	AA+	Wells Fargo & Co., Senior Unsecured Notes, 5.250% due 10/23/12	1,220,299

		Total Diversified Financial Services	50,432,328

Diversified Telecommunication Services - 0.9%
		AT&T Inc.:
200,000	A	6.500% due 9/1/37	211,379
170,000	A	Notes, 5.100% due 9/15/14	168,138
		Bellsouth Corp.:
1,900,000	A	Notes, 4.240% due 4/26/08(a)(b)(f)	1,891,850
70,000	A	Senior Unsecured Notes, 4.750% due 11/15/12	69,572
295,000	BBB+	British Telecommunications PLC, Senior Unsecured Notes, 8.625% due 12/15/10	323,923
60,000	B-	Cincinnati Bell Telephone Co., Senior Notes, 7.000% due 2/15/15	56,850
		Citizens Communications Co.:
20,000	BB+	Notes, 9.250% due 5/15/11	21,750
		Senior Unsecured Notes:
25,000	BB+	7.125% due 3/15/19	24,000
55,000	BB+	7.875% due 1/15/27	53,075
220,000	A-	Deutsche Telekom International Finance BV, Senior Notes, 5.750% due 3/23/16	221,522
3,000,000	BBB-	Embarq Corp., Senior Unsecured Notes, 7.082% due 6/1/16(b)	3,133,770
50,000	A	GTE Corp., Debentures Notes, 6.940% due 4/15/28	52,967
10,000	B	Intelsat Bermuda Ltd., Company Guaranteed Notes, 9.250% due 6/15/16	10,237
65,000	B-	Intelsat Corp., Company Guaranteed Notes, 9.000% due 6/15/16	66,300
95,000	CCC+	Level 3 Financing Inc., Company Guaranteed Notes, 9.250% due 11/1/14	85,262
		Qwest Communications International Inc.:
		Company Guaranteed Notes:
156,000	B+	8.369% due 2/15/09(a)	156,780
20,000	B+	7.250% due 2/15/11	19,900
300,000	BBB+	Royal KPN NV, Senior Unsubordinated Notes, 8.375% due 10/1/30	360,971
100,000	BBB	Sprint Capital Corp., Company Guaranteed Notes, 6.125% due 11/15/08	99,897
		Telecom Italia Capital SA:
		Company Guaranteed Notes:
30,000	BBB+	5.250% due 11/15/13	29,633
160,000	BBB+	4.950% due 9/30/14	154,220
770,000	BBB+	5.250% due 10/1/15	751,009
700,000	A	Verizon Communications Inc., Senior Unsecured Notes, 5.550% due 2/15/16(b)	707,141

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

			Verizon Global Funding Corp.:
5,000	A		Debenture Notes, Senior Unsecured Notes, 6.875% due 6/15/12	$5,420
165,000	A		Senior Unsecured Notes, 7.375% due 9/1/12	182,875
165,000	A		Verizon Maryland Inc., Senior Unsecured Notes, 5.125% due 6/15/33	139,017
340,000	A		Verizon New York Inc., 6.875% due 4/1/12	363,249

			Total Diversified Telecommunication Services	9,360,707

Electric Utilities - 0.8%
			AES Corp.:
53,000	BB-		Secured Notes, 8.750% due 5/15/13(f)	55,385
			Senior Notes:
130,000	B		7.750% due 10/15/15	129,675
690,000	B		8.000% due 10/15/17	690,000
900,000	BBB+	(i)	DPL Inc., Senior Notes, 8.000% due 3/31/09	936,776
			Edison Mission Energy:
			Senior Unsecured Notes:
220,000	BB-		7.200% due 5/15/19	211,200
50,000	BB-		7.625% due 5/15/27	46,875
135,000	BBB		Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	121,008
			FirstEnergy Corp.:
40,000	BBB-		6.450% due 11/15/11	41,344
640,000	BBB-		7.375% due 11/15/31	690,088
145,000	A		Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/1/35	128,652
195,000	A-		Florida Power Corp., 5.900% due 3/1/33	196,694
5,000	A+		Hydro-Quebec, Global Debentures, Series JL, 6.300% due 5/11/11	5,372
			Midamerican Energy Holdings Co.:
			Senior Unsecured Notes:
40,000	BBB+		5.875% due 10/1/12	41,671
250,000	BBB+		5.950% due 5/15/37	243,789
225,000	BBB+		6.500% due 9/15/37	234,626
618,882	BB+		Midwest Generation LLC, Pass Thru Certificates, 8.300% due 7/2/09(b)	628,165
110,000	BBB+		Niagara Mohawk Power Corp., Senior Notes, 7.750% due 10/1/08	112,454
250,000	BBB+		Pacific Gas & Electric Co, 6.050% due 3/1/34	248,249
800,000	BBB		PSEG Power LLC, Company Guaranteed Notes, 7.750% due 4/15/11(b)	861,072
95,000	A-		Public Service Electric & Gas Co., 1St Mortgage Notes, 5.250% due 7/1/35	86,840
300,000	BBB+		Scottish Power PLC, 4.910% due 3/15/10	300,433
175,000	AA		SP PowerAssets Ltd., Notes, 3.800% due 10/22/08(f)	173,383
2,000,000	BB+		SWEPCO Capital I, Company Guaranteed Notes, 5.250% due 10/1/43	2,014,192

			Total Electric Utilities	8,197,943

Electronic Equipment & Instruments - 0.0%
			NXP BV / NXP Funding LLC:
75,000	B		Company Guaranteed Notes, 9.500% due 10/15/15	68,437
15,000	BB		Secured Notes, 7.875% due 10/15/14	14,475

			Total Electronic Equipment & Instruments	82,912

Energy Equipment & Services - 0.1%
160,000	B-		Dynegy Holdings Inc., Senior Unsecured Notes, 7.750% due 6/1/19	144,800
350,000	A		Halliburton Co., Senior Unsecured Notes, 5.500% due 10/15/10	361,602
60,000	BB-		Pride International Inc., Senior Unsecured Notes, 7.375% due 7/15/14	61,800
58,000	BB		Southern Natural Gas Co., Notes, 8.000% due 3/1/32	66,659
110,000	BB		Tennessee Gas Pipeline Co., Debentures Notes, 7.625% due 4/1/37	122,636

			Total Energy Equipment & Services	757,497

Food Products - 0.1%
600,000	A-		Kraft Foods Inc., Senior Unsecured Notes, 6.500% due 8/11/17	630,044
Gas Utilities - 0.0%
200,000	BBB		CenterPoint Energy Resources Corp., Notes, 6.150% due 5/1/16	205,354
Health Care Providers & Services - 0.2%
50,000	Ba1	(e)	AmerisourceBergen Corp., Company Guaranteed Notes, 5.875% due 9/15/15	50,732
140,000	B		DaVita Inc., Company Guaranteed Notes, 6.625% due 3/15/13	136,500
41,000	B+		Fresenius Medical Care Capital Trust II, Company Guaranteed Notes, 7.875% due 2/1/08	41,102
			HCA Inc.:
120,000	B-		Debentures Notes, 7.190% due 11/15/15	103,169
			Senior Unsecured Notes:
30,000	B-		7.875% due 2/1/11	29,325
200,000	B-		6.250% due 2/15/13	175,000
29,000	B-		6.500% due 2/15/16	24,287

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

		HCA Inc./DE, Secured Notes:
1,260,000	BB-	9.250% due 11/15/16(b)	$1,307,250
63,000	BB-	9.625% due 11/15/16(j)	65,677
		Tenet Healthcare Corp.:
		Senior Notes:
76,000	CCC+	6.375% due 12/1/11	68,780
311,000	CCC+	9.875% due 7/1/14(d)	294,672
150,000	BBB+	WellPoint Inc., 5.950% due 12/15/34	143,315

		Total Health Care Providers & Services	2,439,809

Hotels, Restaurants & Leisure - 0.0%
		Boyd Gaming Corp.:
		Senior Subordinated Notes:
25,000	B+	6.750% due 4/15/14	23,937
80,000	B+	7.125% due 2/1/16	76,600
30,000	B	Inn of the Mountain Gods Resort & Casino, Company Guaranteed Notes, 12.000% due 11/15/10	31,537
		Mandalay Resort Group:
20,000	BB	Notes, 7.000% due 11/15/36	20,100
10,000	BB	Senior Unsecured Notes, 9.500% due 8/1/08	10,250
		MGM Mirage:
		Company Guaranteed Notes:
35,000	BB	8.500% due 9/15/10	36,487
20,000	BB	6.625% due 7/15/15	18,700
130,000	BB	7.625% due 1/15/17	130,000
30,000	BB	Senior Notes, 6.750% due 9/1/12	29,213
		Mohegan Tribal Gaming Authority:
2,000	B	Company Guaranteed Notes, 6.375% due 7/15/09	1,995
10,000	B	Senior Subordinated Notes, 8.000% due 4/1/12	10,138
20,000	B+	River Rock Entertainment Authority, Secured Notes, 9.750% due 11/1/11	20,700
		Station Casinos Inc.:
28,000	B+	Senior Notes, 6.000% due 4/1/12	25,550
5,000	B	Senior Subordinated Notes, 6.875% due 3/1/16	4,006
95,000	B+	Senior Unsecured Notes, 7.750% due 8/15/16	89,775

		Total Hotels, Restaurants & Leisure	528,988

Household Products - 0.0%
20,000	CCC+	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	19,600
Independent Power Producers & Energy Traders - 0.1%
		NRG Energy Inc.:
		Company Guaranteed Notes:
115,000	B	7.250% due 2/1/14	112,700
40,000	B	7.375% due 2/1/16	39,300
15,000	B	7.375% due 1/15/17	14,700
		TXU Corp.:
755,000	BB-	Notes, 6.550% due 11/15/34	525,881
		Senior Unsecured Notes:
120,000	BB-	5.550% due 11/15/14	92,713
160,000	CCC	6.500% due 11/15/24	113,721

		Total Independent Power Producers & Energy Traders	899,015

Industrial Conglomerates - 0.1%
		Tyco International Group SA:
		Company Guaranteed Notes:
30,000	BBB	6.125% due 11/1/08	30,243
10,000	BBB	6.125% due 1/15/09	10,168
300,000	BBB	6.375% due 10/15/11	313,662
420,000	BBB	6.000% due 11/15/13	435,687
236,000	BBB	6.875% due 1/15/29	249,284

		Total Industrial Conglomerates	1,039,044

Insurance - 0.5%
245,000	AAA	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.750% due 5/15/12	248,637
700,000	BBB+	Metlife Inc., 6.400% due 12/15/36	645,448
2,900,000	AA	Metropolitan Life Global Funding I, Notes, 4.945% due 5/17/10(b)(f)(g)	2,877,972
720,000	BBB	Travelers Cos. Inc., 6.250% due 3/15/37	683,834
1,200,000	BBB	United Dominion, 4.250% due 1/15/09	1,183,624

		Total Insurance	5,639,515

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

IT Services - 0.0%
110,000	BBB-	Electronic Data Systems Corp., 7.125% due 10/15/09	$113,755
60,000	B-	Sungard Data Systems Inc., Company Guaranteed Notes, 9.125% due 8/15/13	61,350

		Total IT Services	175,105

Media - 0.8%
		Clear Channel Communications Inc.:
		Senior Notes:
10,000	B+	4.625% due 1/15/08	9,995
310,000	B+	5.500% due 9/15/14	247,507
100,000	B+	4.900% due 5/15/15	75,780
10,000	B+	Senior Unsecured Notes, 6.250% due 3/15/11	9,207
		Comcast Corp.:
		Company Guaranteed Notes:
30,000	BBB+	8.375% due 3/15/13	33,765
350,000	BBB+	6.500% due 1/15/15	366,926
210,000	BBB+	8.875% due 5/1/17	253,521
30,000	BBB+	5.875% due 2/15/18	29,979
80,000	BBB+	7.050% due 3/15/33	85,073
360,000	BBB+	6.500% due 11/15/35	360,767
250,000	BBB+	6.450% due 3/15/37	250,198
300,000		6.950% due 8/15/37	318,321
160,000	BBB-	COX Communications Inc., Notes, 3.875% due 10/1/08	157,789
		CSC Holdings Inc.:
4,000	B+	Debentures Notes, 7.875% due 2/15/18	3,720
65,000	B+	Senior Notes, 7.625% due 4/1/11	64,025
70,000	BB-	DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes, 8.375% due 3/15/13	72,975
		Echostar DBS Corp.:
		Company Guaranteed Notes:
20,000	BB-	7.000% due 10/1/13	20,800
50,000	BB-	6.625% due 10/1/14	50,750
50,000	BB-	7.125% due 2/1/16	52,313
145,000	B+	Idearc Inc., Company Guaranteed Notes, 8.000% due 11/15/16	136,300
		Lamar Media Corp.:
		Company Guaranteed Notes:
40,000	B	7.250% due 1/1/13	39,700
50,000	B	ST6.625% due 8/15/15	47,750
		Liberty Media LLC:
10,000	BB+	Senior Notes, 5.700% due 5/15/13	9,450
640,000	BB+	Senior Unsecured Notes, 7.875% due 7/15/09	656,211
		News America Inc.:
		Company Guaranteed Notes:
125,000	BBB	8.500% due 2/23/25	151,047
315,000	BBB	7.625% due 11/30/28	346,990
35,000	BBB	6.200% due 12/15/34	33,823
70,000	BBB-	Rogers Cable Inc., Secured Notes, 6.750% due 3/15/15	74,351
5,000	B	Sun Media Corp., Company Guaranteed Notes, 7.625% due 2/15/13	4,825
		Time Warner Inc.:
		Company Guaranteed Notes:
4,000,000	BBB+	5.109% due 11/13/09(b)	3,969,812
275,000	BBB+	6.875% due 5/1/12	290,807
385,000	BBB+	7.700% due 5/1/32	424,334
125,000	BBB+	Debentures Notes, 7.570% due 2/1/24	134,806
50,000	BBB+	Senior Notes, 8.375% due 7/15/33	59,534
280,000	BBB+	Turner Broadcasting System Inc., Senior Notes, 8.375% due 7/1/13	315,837

		Total Media	9,158,988

Metals & Mining - 0.1%
100,000	A	Corp. Nacional del Cobre de Chile - CODELCO, Senior Notes, 4.750% due 10/15/14(f)	95,794
190,000	BB	Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes, 8.375% due 4/1/17	205,675
		Steel Dynamics Inc.:
		Senior Notes:
45,000	BB+	7.375% due 11/1/12	44,888
90,000	BB+	6.750% due 4/1/15	86,400
250,000	BBB	Teck Cominco Ltd., Notes, 6.125% due 10/1/35	239,747

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

			Vale Overseas Ltd.:
			Company Guaranteed Notes:
40,000	BBB		8.250% due 1/17/34	$47,918
550,000	BBB		6.875% due 11/21/36	574,481

			Total Metals & Mining	1,294,903

Multiline Retail - 0.0%
20,000	BBB-		JC Penney Corp. Inc., Debentures Notes, 7.400% due 4/1/37	19,656
80,000	BBB		Macys Retail Holdings Inc., Debentures Notes, 6.790% due 7/15/27	75,179

			Total Multiline Retail	94,835

Multi-Utilities - 0.1%
			Dominion Resources Inc./VA:
			Senior Notes:
175,000	BBB		5.125% due 12/15/09	175,970
80,000	BBB		4.750% due 12/15/10	80,023
330,000	BBB		5.700% due 9/17/12	337,720
105,000	BBB		Senior Unsecured Notes, 7.195% due 9/15/14	114,678
175,000	BBB		Energy East Corp., 6.750% due 7/15/36	181,029

			Total Multi-Utilities	889,420

Office Electronics - 0.0%
30,000	BBB-		Xerox Corp., Senior Unsecured Notes, 6.750% due 2/1/17	31,450
Oil, Gas & Consumable Fuels - 1.0%
			Anadarko Petroleum Corp.:
			Senior Unsecured Notes:
1,125,000	BBB-		5.950% due 9/15/16	1,148,381
710,000	BBB-		6.450% due 9/15/36	721,606
			Atlantic Richfield Co.:
755,000	AA+		Debentures Notes, 9.125% due 3/1/11	858,332
40,000	AA+		Notes, 5.900% due 4/15/09	40,937
			Chesapeake Energy Corp.:
			Company Guaranteed Notes:
40,000	BB		6.375% due 6/15/15	38,600
30,000	BB		6.250% due 1/15/18	28,425
			Compagnie Generale de Geophysique-Veritas:
			Company Guaranteed Notes:
35,000	B+		7.500% due 5/15/15	35,438
110,000	B+		7.750% due 5/15/17	111,100
120,000	B		Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	114,600
80,000	A-		Conoco Funding Co., Company Guaranteed Notes, 7.250% due 10/15/31	93,898
355,000	A-		ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	408,659
			El Paso Corp.:
700,000	BB-		Notes, 6.950% due 12/15/07(b)	705,250
325,000	BB-		Senior Notes, 7.750% due 1/15/32	326,302
227,000	BB-		Senior Unsecured Notes, 7.800% due 8/1/31	227,904
9,000	BB		El Paso Natural Gas Co., 8.375% due 6/15/32	10,655
			Gaz Capital for Gazprom:
350,000	BBB		Notes, 6.212% due 11/22/16(f)	338,520
300,000	BBB		Senior Unsecured Notes, 6.510% due 3/7/22(f)	288,690
510,000	BBB-		Hess Corp., Notes, 7.300% due 8/15/31	582,945
875,000	BBB-		Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	1,051,567
			Kinder Morgan Energy Partners LP:
70,000	BBB		Senior Notes, 6.300% due 2/1/09	71,053
300,000	BBB		Senior Unsecured Notes, 6.750% due 3/15/11	315,713
55,000	BB+		OPTI Canada Inc., Company Guaranteed Notes, 8.250% due 12/15/14(f)	54,450
39,000	BB		Peabody Energy Corp., Company Guaranteed Notes, 6.875% due 3/15/13	39,293
29,000			Pemex Project Funding Master Trust, Company Guaranteed Notes, 6.625% due 6/15/35	30,929
			Petrozuata Finance Inc.:
283,000	NR		8.220% due 4/1/17	290,075
30,000	B		Company Guaranteed Notes, Series 8.22, 8.220% due 4/1/17(f)	30,750
1,455,000	BB		Sabine Pass LNG LP, Secured Notes, 7.250% due 11/30/13	1,407,713
90,000	AAA		SeaRiver Maritime Inc., Company Guaranteed Notes, 0.000% due 9/1/12	73,738
25,000	B1	(e)	SemGroup LP, Senior Notes, 8.750% due 11/15/15(f)	24,000
40,000	BB		Southern Natural Gas Co., Notes, 5.900% due 4/1/17	40,287
49,000	BB-		Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	51,818
			Williams Cos. Inc.:

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

323,000	BB		Notes, 8.750% due 3/15/32	$391,638
130,000	BB		Senior Unsecured Notes, 7.750% due 6/15/31	144,300
			XTO Energy Inc.:
			Senior Notes:
540,000	BBB		7.500% due 4/15/12	599,963
30,000	BBB		6.250% due 4/15/13	31,746
			Senior Unsecured Notes:
150,000	BBB		6.250% due 8/1/17	158,382
120,000	BBB		6.750% due 8/1/37	128,291

			Total Oil, Gas & Consumable Fuels	11,015,948

Paper & Forest Products - 0.0%
1,000	B		Georgia-Pacific Corp., Notes, 8.125% due 5/15/11	1,023
475,000	BBB		Weyerhaeuser Co., Notes, 6.750% due 3/15/12	501,306

			Total Paper & Forest Products	502,329

Real Estate Investment Trusts (REITs) - 1.0%
675,000	BBB-		Brandywine Operating Partnership LP, Company Guaranteed Notes, 4.500% due 11/1/09	670,048
625,000	BBB		BRE Properties Inc., Senior Unsecured Notes, 7.450% due 1/15/11	675,366
1,100,000	BBB		Developers Diversified Realty Corp., Notes, 5.250% due 4/15/11	1,123,529
700,000			Duke Realty LP, Senior Unsecured Notes, 6.500% due 1/15/18	741,369
1,100,000	BBB-		Equity One Inc., Company Guaranteed Notes, 3.875% due 4/15/09	1,086,283
			Forest City Enterprises Inc.:
10,000	BB-		Notes, 7.625% due 6/1/15	9,775
19,000	BB-		Senior Notes, 6.500% due 2/1/17	17,433
			Health Care Property Investors Inc.:
			Senior Notes:
820,000	BBB		5.950% due 9/15/11	827,783
700,000	BBB		6.450% due 6/25/12	719,990
9,000	BBB-		Health Care REIT Inc., Notes, 8.000% due 9/12/12	10,030
30,000	BB		Host Marriott LP, Company Guaranteed Notes, 6.750% due 6/1/16	29,925
300,000	BBB		iStar Financial Inc., Senior Unsecured Notes, 5.800% due 3/15/11(b)	265,886
1,700,000	BBB-		Nationwide Health Properties Inc., Notes, 7.920% due 3/18/09	1,752,668
330,000	B-		Realogy Corp., Senior Subordinated Notes, Senior Subordinated Notes, 12.375% due 4/15/15(f)	216,975
			Rouse Co.:
980,000	BB+		3.625% due 3/15/09	938,062
325,000	BB+		5.375% due 11/26/13	285,104
800,000	BBB		UDR Inc., 5.000% due 1/15/12	814,250
			Ventas Realty LP/Ventas Capital Corp.:
			Company Guaranteed Notes:
10,000	BB+		8.750% due 5/1/09	10,250
30,000	BB+		6.750% due 6/1/10	30,000
30,000	BB+		9.000% due 5/1/12	32,550
20,000	BB+		6.750% due 4/1/17	19,850

			Total Real Estate Investment Trusts (REITs)	10,277,126

Road & Rail - 0.0%
10,000	B-		Kansas City Southern Railway, Company Guaranteed Notes, 9.500% due 10/1/08	10,275
20,000	BBB+		Norfolk Southern Corp., Senior Notes, 6.750% due 2/15/11	21,441
			Union Pacific Corp.:
			Notes:
45,000	BBB		6.650% due 1/15/11	47,858
140,000	BBB		5.375% due 5/1/14	140,807

			Total Road & Rail	220,381

Specialty Retail - 0.0%
30,000	B1	(e)	Amerigas Partners LP, Senior Unsecured Notes, 7.250% due 5/20/15	29,250
60,000	B-		Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	58,050

			Total Specialty Retail	87,300

Textiles, Apparel & Luxury Goods - 0.0%
30,000	B		Oxford Industries Inc., Company Guaranteed Notes, 8.875% due 6/1/11	29,925
Thrifts & Mortgage Finance - 0.2%
1,375,000	A-		Countrywide Financial Corp., Company Guaranteed Notes, 5.430% due 3/24/09	1,034,507
320,000	A-		Countrywide Home Loans Inc., Company Guaranteed Notes, 5.200% due 2/27/08(a)	296,750
400,000	AAA		Wells Fargo Mortgage Backed Securities Trust, Series 7, Class 2A4, 5.773% due 4/25/36	393,876

			Total Thrifts & Mortgage Finance	1,725,133

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

Tobacco - 0.1%
			Altria Group Inc.:
300,000	BBB		Debentures Notes, 7.750% due 1/15/27	$388,100
145,000	BBB		Senior Unsecured Notes, 7.000% due 11/4/13	162,878
85,000	BBB		Reynolds American Inc., Company Guaranteed Notes, 7.250% due 6/1/12	91,567

			Total Tobacco	642,545

Wireless Telecommunication Services - 0.1%
55,000	A		New Cingular Wireless Services Inc., Senior Unsubordinated Notes, 8.125% due 5/1/12	61,856
			Nextel Communications Inc.:
			Company Guaranteed Notes:
700,000	BBB		6.875% due 10/31/13	686,214
15,000	BBB		5.950% due 3/15/14	13,990
60,000	BBB		7.375% due 8/1/15	59,113
10,000	BBB-		Rogers Wireless Inc., Secured Notes, 6.375% due 3/1/14	10,379
225,000	A-		Vodafone Group PLC, 6.150% due 2/27/37	223,374

			Total Wireless Telecommunication Services	1,054,926

			TOTAL CORPORATE BONDS & NOTES
			(Cost - $156,077,306)	155,017,743

Face Amount	Rating	‡	Security	Value
MUNICIPAL BONDS - 0.3%
Illinois - 0.0%
170,000	AAA		Chicago IL, GO, Drivers, Series 1287, FSA-Insured, 6.487% due 1/1/14(a)(b)(g)	174,407
210,000	AA		Illinois State, GO, 5.100% due 6/1/33	204,063

			Total Illinois	378,470

New York - 0.0%
130,000	AA+		New York City Municipal Water Finance Authority, Water & Sewer System Revenue, Drivers, Series 1289, 6.547% due 12/15/13(a)(b)(f)(g)	132,714

Ohio - 0.1%
1,000,000	BBB		Buckeye Ohio Tobacco Settlement, 5.750% due 6/1/34(b)	951,780

Oregon - 0.1%
600,000	AAA		Oregon School Boards Association GO, Series A, FGIC-Insured, zero coupon bond to yield, 0.002% due 6/30/09(k)	561,936

Virginia - 0.1%
1,636,574	AAA		Virginia Housing Development Authority, Series C, 6.000% due 6/25/34	1,636,868

			TOTAL MUNICIPAL BONDS
			(Cost - $3,600,906)	3,661,768

Face Amount	Rating	‡	Security	Value
SENIOR LOANS - 0.1%
1,293,500	AAA	(e)	MGM Studios Term B1, 8.410% due 4/8/12(f)(g)	1,205,454

			TOTAL SENIOR LOANS
			(Cost - $1,293,500)	1,205,454

Face Amount	Rating	‡	Security	Value
SOVEREIGN BONDS - 0.8% †
Brazil - 0.1%
2,500,000 BRL	BB+		Federative Republic of Brazil, 12.500% due 1/5/22	1,516,002

Hong Kong - 0.1%
1,000,000	AA		Hong Kong Government International Bond, 5.125% due 8/1/14(b)(f)(g)	1,018,664

Mexico - 0.2%
			United Mexican States:
1,208,000	BBB		6.750% due 9/27/34	1,354,772

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

160,000	BBB	Medium-Term Notes, 5.625% due 1/15/17	$162,640
275,000	BBB	Series A, 6.375% due 1/16/13	292,738

		Total Mexico	1,810,150

Russia - 0.1%
1,019,700	BAA2	Russian Federation, 7.500% due 3/31/30	1,159,156

South Korea - 0.1%
1,050,000	A	Export-Import Bank of Korea, Notes, 5.460% due 10/4/11(a)(b)(f)(g)	1,051,516

United Kingdom - 0.2%
900,000 GBP	AAA	United Kingdom Treasury Notes, 4.250% due 3/7/11	1,831,334

		TOTAL SOVEREIGN BONDS
		(Cost - $7,718,792)	8,386,822

Face Amount		Security	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 18.8%
U.S. GOVERNMENT OBLIGATIONS - 18.1%
		U.S. Treasury Bonds:
60,000		8.875% due 8/15/17	83,058
4,477,000		8.125% due 8/15/19 (b)	6,080,326
2,420,000		8.750% due 8/15/20 (b)	3,474,404
3,255,000		6.250% due 8/15/23	3,932,450
12,804,000		6.125% due 11/15/27	15,625,886
870,000		4.750% due 2/15/37(b)	918,802
		U.S. Treasury Notes:
5,200,000		4.375% due 12/31/07	5,198,676
1,400,000		4.625% due 3/31/08	1,407,111
3,070,000		3.750% due 5/15/08 (b)	3,077,196
280,000		4.625% due 7/31/09	286,913
5,226,000		3.500% due 11/15/09	5,277,852
1,290,000		4.500% due 11/15/10	1,341,903
50,000		4.625% due 10/31/11	52,453
22,411,000		4.500% due 3/31/12	23,421,265
21,491,000		4.750% due 5/31/12	22,696,516
380,000		4.625% due 7/31/12	399,475
14,190,000		4.125% due 8/31/12	14,619,035
10,300,000		4.250% due 9/30/12	10,677,402
31,000,000		4.250% due 8/15/13(b)	32,189,160
16,284,000		4.250% due 11/15/14(b)	16,799,242
7,335,000		5.125% due 5/15/16(b)	7,960,771
930,465		2.375% due 1/15/17(b)	989,347
20,000		4.750% due 8/15/17(b)	21,230
9,065,000		4.375% due 11/15/17(b)	9,276,051
6,570,000		5.000% due 5/15/37(b)	7,216,738
		U.S. Treasury Strip Principal (STRIPS):
2,201,000		8.125% due 8/15/19	1,321,210
2,000,000		7.500% due 11/15/24	925,222

		Total U.S. GOVERNMENT OBLIGATIONS	195,269,693

U.S GOVERNMENT AGENCIES - 0.7%
240,000	NR	Federal Agricultural Mortgage Corp.(FAMC), 4.250% due 7/29/08	239,759
400,000	AAA	Federal Farm Credit Bank (FFCB), 4.875% due 4/4/12	414,806
580,000	AAA	Federal Home Loan Bank (FHLB), 5.125% due 6/13/08	581,879
1,109,000	NR	Federal Home Loan Bank (Fico) (FHLB), 8.600% due 9/26/19	643,616
		Federal Home Loan Mortgage Corp. (FHLMC):
307	NR	10.250% due 2/1/10	329
380,000	AAA	4.750% due 1/18/11	391,592
850,000	AAA	6.750% due 3/15/31	1,055,625
470,000	AAA	5.625% due 11/23/35	476,277
		Federal National Mortgage Association (FNMA):
670,000	AA-	5.250% due 8/1/12	701,515
2,075,000	AA-	5.125% due 1/2/14	2,161,507
1,170,000	AAA	5.550% due 2/16/17	1,206,078

		Total U.S GOVERNMENT AGENCIES	7,872,983

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

		Zero coupon bond to yield:
		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
		(Cost - $196,186,819)	$203,142,676

U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.0%
		U.S. Treasury Bonds, Inflation Indexed:
200,000		4.500% due 3/31/09	203,656
1,232,928		2.000% due 4/15/12(b)	1,277,333
2,068,351		2.375% due 1/15/25(b)	2,200,533
966,414		2.000% due 1/15/26(b)	975,927
4,802,233		2.375% due 1/15/27	5,149,271
		U.S. Treasury Notes, Inflation Indexed:
187,090		0.875% due 4/15/10(b)	186,579
6,712,056		2.375% due 4/15/11(b)	7,000,990
11,061		2.000% due 7/15/14	11,461
139,343		1.875% due 7/15/15	142,827
304,631		2.000% due 1/15/16	314,246
1,259,504		2.500% due 7/15/16(b)	1,352,786
2,665,768		2.625% due 7/15/17	2,902,981

		TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES
		(Cost - $20,584,238)	21,718,590

Shares
CONVERTIBLE PREFERRED STOCK - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
3,000		General Motors Corp., 6.125% due 3/6/32	66,000

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
35		McLeodUSA Inc., 2.500% due 4/18/12(l)*	0

		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost - $74,125)	66,000

Shares		Security	Value
PREFERRED STOCK - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
100		Home Ownership Funding CP II, 1.000%(f)(g)	15,636

		TOTAL PREFERRED STOCK
		(Cost - $63,255)	15,636

Contracts		Security	Value
PURCHASED OPTIONS - 0.6%
United States - 0.6%
1,200,000	EUR	Euro vs. U.S. Dollar, Put @ $1.38, expires 5/21/10	42,938
1,200,000	EUR	Euro vs. U.S. Dollar, Call @ $1.38, expires 5/21/10	123,414
7,000,000		Eurodollar Futures, Put @ $83.00, expires 12/5/07	0
4,000,000		Eurodollar Futures, Put @ $85.50, expires 12/5/07	0
90		Eurodollar Futures, Put @ $91.25, expires 12/17/07	562
73		Eurodollar Futures, Put @ $91.75, expires 12/17/07	456
93		Eurodollar Futures, Call @ $95.25, expires 12/17/07	15,694
2,000,000		Eurodollar Futures, Put @ $88.00, expires 2/5/08	116
44		Eurodollar Futures, Call @ $95.25, expires 3/17/08	65,725
54,700,000		Swaption, 2 Year U.S. Treasury Notes, Call @ $4.55, expires 9/19/08	922,108
18,000,000		Swaption, 2 Year U.S. Treasury Notes, Call @ $4.50, expires 12/19/08	284,273
18,000,000		Swaption, 2 Year U.S. Treasury Notes, Call @ $4.50, expires 12/19/08	284,273
32,000,000		Swaption, 2 Year U.S. Treasury Notes, Call @ $3.75, expires 12/31/08	255,200
13,300,000		Swaption, 3 Month LIBOR, Call @ $5.00, expires 12/20/07	279,505
23,400,000		Swaption, 3 Month LIBOR, Call @ $5.00, expires 2/1/08	518,032
10,100,000		Swaption, 3 Month LIBOR, Call @ $4.75, expires 3/31/08	193,319
4,600,000		Swaption, 3 Month LIBOR, Call @ $4.75, expires 3/31/08	88,046
28,000,000		Swaption, 3 Month LIBOR, Call @ $4.75, expires 9/26/08	554,111
13,300,000		Swaption, 3 Month LIBOR, Call @ $4.75, expires 9/26/08	263,203
8,000,000		Swaption, 3 Month LIBOR, Call @ $4.75, expires 9/26/08	158,318

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

27,000,000		Swaption, 3 Month LIBOR, Call @ $4.75, expires 12/15/08	$520,829
44,300,000		Swaption, 3 Month LIBOR, Call @ $5.00, expires 12/15/08	1,019,223
7,000,000		Swaption, U.S. Treasury Notes, Put @ $85.50, expires 12/5/07	0
9,900,000	JPY	U.S. Dollar vs. Japanese Yen, Call @ JPY118.00, expires 9/16/08	51,628
2,000,000	JPY	U.S. Dollar vs. Japanese Yen, Put @ JPY104.65, expires 3/31/10	107,010
2,000,000	JPY	U.S. Dollar vs. Japanese Yen, Call @ JPY104.65, expires 3/31/10	97,376

		Total United States	5,845,359

		TOTAL PURCHASED OPTIONS
		(Cost - $2,135,922)	5,845,359

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $1,126,974,116)	1,144,346,883

Face Amount		Security	Value
SHORT-TERM INVESTMENTS (m) - 14.3%
COMMERCIAL PAPER - 5.1%
$7,600,000		Bank of America Corp., 4.614% due 12/10/07(b)(k)	7,591,260
1,195,000		BNP Paribas Finance, 4.678% due 12/17/07(k)	1,192,522
		Danske Corp.:
7,600,000		4.612% due 12/7/07(b)(f)(k)	7,594,173
800,000		4.704% due 12/12/07(b)(f)(k)	798,852
1,610,000		Merrill Lynch & Co. Inc., 4.722% due 12/20/07(k)	1,606,006
		Rabobank USA Finance Corp.:
7,600,000		4.668% due 12/10/07(b)(k)	7,591,146
5,400,000		4.640% due 12/20/07(k)	5,386,833
7,500,000		Skandinaviska Enskilda Banken AB (SEB), 4.790% due 2/8/08(b)(f)(k)	7,432,006
5,510,000		Societe Generale North America Inc., 4.678% due 12/17/07(k)	5,498,613
		Swedbank Hypotek AB:
400,000		4.638% due 12/6/07(b)(k)	399,743
2,500,000		4.999% due 1/24/08(b)(k)	2,481,438
7,700,000		UBS Finance Delaware, 4.452% due 12/3/07(b)(k)	7,698,097

		TOTAL COMMERCIAL PAPER	55,270,689

		(Cost - $55,270,689)
MONEY MARKET FUND - 0.2%
2,240,635		BBH Securities Lending Trust (Cost - $2,240,635)(n)	2,240,635

REPURCHASE AGREEMENT - 0.7%
7,300,000		Credit Suisse Securities (USA) LLC repurchase agreement dated 11/30/07, 3.25% due 12/3/07, Proceeds at maturity - $7,301,977; (Fully collateralized by U.S. Treasury Notes,.4.75% due 6/30/09; Market Value - ($7,332,154)
		(Cost - $7,300,000)	7,300,000

TIME DEPOSITS - 7.2%
202,637	GBP	Bank of America - London, 5.050% due 12/3/07	416,814
		BBH - Grand Cayman:
451,889	JPY	0.010% due 12/3/07	4,070
117,371	CAD	3.650% due 12/3/07	117,201
76,929,542		4.110% due 12/3/07	76,929,542
5,614	AUD	5.250% due 12/3/07	4,968
387,954	EUR	JP Morgan Chase & Co. - London, 3.190% due 12/3/07	569,904

		TOTAL TIME DEPOSITS	78,042,499

		(Cost - $78,042,499)
U.S. GOVERNMENT AGENCY - 0.1%
1,530,000		Federal National Mortgage Association (FNMA), Discount Notes, 4.985% due 3/17/08 (Cost - $1,507,571)(k)	1,507,571
U.S. GOVERNMENT OBLIGATION - 0.1%
820,000		U.S. Treasury Bill, 3.290% due 12/13/07 (Cost - $818,973)(b)(o)	818,973
U.S. GOVERNMENT AGENCY - 0.9%
125,000		Federal Home Loan Mortgage Corp. (FHLMC), 4.589% due 12/7/07(k)	124,905
		Federal National Mortgage Association (FNMA), Discount Notes:
485,000		4.373% due 12/14/07(k)	484,237
9,075,000		4.360% due 12/19/07(k)	9,055,262

		TOTAL U.S. GOVERNMENT AGENCY	9,664,404

		(Cost - $9,664,404)
		TOTAL SHORT-TERM INVESTMENTS
		TOTAL INVESTMENTS - 120.3%
		(Cost - $1,281,818,887#)	1,299,191,654
		Liabilities in Excess of Other Assets - (20.3%)	(218,852,703)

		TOTAL NET ASSETS - 100.0%	$1,080,338,951

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

†	Face amount denominated in U.S. dollars, unless otherwise noted.
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
*	Non-income producing securities.
(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.
(b)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.
(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note1).
(d)	All or a portion of this security is on loan (See Note 1).
(e)	Rating by Moody’s Investors Service. All ratings are unaudited.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(g)	Illiquid security.
(h)	Interest only security.
(i)	Rating by Fitch Ratings Service. All ratings are unaudited.
(j)	Payment-kind security for which part of the income earned maybe paid as additional principal.
(k)	Rate shown represents yield-to-maturity.
(l)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(m)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of each portfolio holdings would be 14.1%.
(n)	Represents investment of collateral received from securities lending transactions.
(o)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Pages 83 and 84 for definitions of ratings

Abbreviations used in this schedule:

CPI	-	Consumer Price Index
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurancy
GO	-	General Obligation
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions Inc.
PAC	-	Planned Facilities Authority
PFA	-	Public Facilities Authority
STRIPS	-	Separate Trading of Registered Interest and Principals

Summary of Investments by Security Type* (unaudited)

Mortgage-Backed Securities	41.0%
U.S. Government & Agency Obligations	16.0
Collateralized Mortgage Obligations	15.9
Corporate Bonds & Notes	11.9
U.S. Treasury Inflation Protected Securities	1.3
Sovereign Bonds	0.6
Asset-Backed Securities	0.5
Purchased Options	0.5
Municipal Bonds	0.3
Senior Loans	0.1
Convertible Preferred Stock	0.0	**
Preferred Stocks	0.0	**
Short-Term Investments	11.9

	100.0%

*	As a percentage of total investments.
**	Position represents less than 0.1%.

See Notes to Financial Statements.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited)	November 30, 2007

Schedule of Options Written

Contracts	Security Name	Expiration Date	Strike Price	Value
5,800,000	Swaption, 3 Month LIBOR, Call	12/24/07	$5.15	$249,991
10,100,000	Swaption, 3 Month LIBOR, Call	2/1/08	5.10	417,812
4,000,000	Swaption, 3 Month LIBOR, Put	3/31/08	4.95	145,002
2,000,000	Swaption, 3 Month LIBOR, Put	3/31/08	4.90	68,676
18,200,000	Swaption, 3 Month LIBOR, Call	9/19/08	5.05	774,655
12,100,000	Swaption, 3 Month LIBOR, Put	9/26/08	4.95	434,304
5,800,000	Swaption, 3 Month LIBOR, Call	9/26/08	4.95	208,179
3,500,000	Swaption, 3 Month LIBOR, Call	9/26/08	4.95	125,625
9,100,000	Swaption, 3 Month LIBOR, Put	12/15/08	5.00	365,912
14,800,000	Swaption, 3 Month LIBOR, Call	12/15/08	5.20	713,676
6,000,000	Swaption, 3 Month LIBOR, Call	12/19/08	5.00	240,905
6,000,000	Swaption, 3 Month LIBOR, Call	12/19/08	5.00	240,905
6,300,000	Swaption, 3 Month LIBOR, Call	12/31/08	5.22	307,639
4,300,000	Swaption, 3 Month LIBOR, Call	12/31/08	5.22	209,976
9,900,000	U.S. Dollar vs. Japanese Yen, Put	9/16/08	¥100.00	163,944
11	U.S. Treasury Notes 10 Year Futures, Call	2/22/08	112.00	24,063
80	U.S. Treasury Notes 10 Year Futures, Call	2/22/08	111.00	226,250
103	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	107.00	9,656

	TOTAL OPTIONS WRITTEN
	(Premiums received — $1,815,631)			$4,927,170

Schedule of Securities Sold Short

Face Amount	Security	Value
	Federal National Mortgage Association (FNMA)
$17,800,000	5.500% due 12/01/12-12/01/37(a)	$17,831,576
8,075,038	5.000% due 10/01/37-1/01/38(a)	7,914,859
17,700,000	6.000% due 12/01/37-1/01/38(a)	17,990,386
	Government National Mortgage Association (GNMA)
3,360,557	5.000% due 1/01/35-12/01/37(a)	3,337,665
	U.S. Treasury Notes
1,800,000	6.000% due 8/15/09	1,887,048
6,800,000	4.250% due 11/15/14	7,015,159
18,800,000	4.625% due 2/15/17	19,742,952
1,900,000	4.375% due 11/15/17	1,944,236
	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11, Class A96
4,151	6.000% due 8/25/37	4,228

	TOTAL OPEN SHORT SALES
	(Proceeds — $76,586,962)	$77,668,109

(a)	This security is traded on a to-be-announced (“TBA”) basis (See Note1).

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

Face Amount	Rating	‡	Security	Value
CORPORATE BONDS & NOTES - 91.7%
Aerospace & Defense - 0.8%
$220,000	B+		Alliant Techsystem Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$218,900
395,000	BB		Bombardier Inc., Notes, 6.300% due 5/1/14(a)	389,075
135,000	B		DRS Technologies Inc., 7.625% due 2/1/18	138,037
355,000	BB+		L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	342,575

			Total Aerospace & Defense	1,088,587

Airlines - 1.0%
			Continental Airlines Inc.:
100,000	CCC+		Notes, 8.750% due 12/1/11	96,000
350,000	B+		Pass Thru Certificates, 7.339% due 4/19/14	332,500
595,000	B-		DAE Aviation Holdings Inc., Company Guaranteed Notes, 11.250% due 8/1/15(a)	627,725
80,000	B		Delta Air Lines Inc., 8.954% due 8/10/14	79,000
231,707	BB+		United Airlines Inc., Pass-Through Certificates, Series 2000-2, Senior Secured Notes, 7.032% due 10/1/10(b)	231,707

			Total Airlines	1,366,932

Auto Components - 0.7%
			Allison Transmission, Company Guaranteed Notes:
70,000	B-		11.000% due 11/1/15	67,725
140,000	B-		11.250% due 11/1/15	131,250
170,000	CCC+		Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	125,800
626,000	CCC+		Visteon Corp., Senior Unsecured Notes, 8.250% due 8/1/10(c)	560,270

			Total Auto Components	885,045

Automobiles - 1.3%
340,000	CCC+		Ford Motor Co., 7.450% due 7/16/31	258,400
			General Motors Corp.:
990,000	B-		Debentures Notes, 8.250% due 7/15/23(c)	816,750
115,000	B-		Notes, 7.200% due 1/15/11(c)	107,237
550,000	B-		Senior Unsubordinated Notes, 8.375% due 7/15/33(c)	459,250

			Total Automobiles	1,641,637

Building Products - 0.9%
			Associated Materials Inc.:
65,000	CCC		Company Guaranteed Notes, 9.750% due 4/15/12(c)	66,625
410,000	CCC		Senior Discount Notes, step bond to yield, 11.250% due 3/1/14(c)	268,550
315,000	CCC+		Dayton Superior Corp., Company Guaranteed Notes, 13.000% due 6/15/09	298,462
			KB Home, Senior Subordinated Notes:
200,000	BB-		8.625% due 12/15/08	196,500
95,000	BB-		7.750% due 2/1/10	89,300
160,000	CCC+		Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	130,400
250,000	CCC+		NTK Holdings Inc., Senior Discount Notes, step bond to yield, 10.750% due 3/1/14(c)	148,750

			Total Building Products	1,198,587

Capital Markets - 0.0%
60,000	BB-		E*Trade Financial Corp., Senior Unsecured Notes, 7.375% due 9/15/13	44,850

Chemicals - 0.8%
15,000	B+		Arco Chemical Co., Debentures, 10.250% due 11/1/10(d)	16,125
			Georgia Gulf Corp., Company Guaranteed Notes:
95,000	B-		9.500% due 10/15/14(c)	78,850
450,000	CCC+		10.750% due 10/15/16	312,750
80,000	B		Huntsman International LLC, Company Guaranteed Notes, 7.875% due 11/15/14	86,200
			Lyondell Chemical Co.:
			Company Guaranteed Notes:
50,000	B+		8.000% due 9/15/14	56,875
45,000	B+		8.250% due 9/15/16	52,987
95,000	BB+		Notes, 10.500% due 6/1/13	102,125
480,000	B		Montell Finance Co. BV, Debentures, 8.100% due 3/15/27(a)	376,800
27,000	BB+		Westlake Chemical Corp., Company Guaranteed Notes, 6.625% due 1/15/16	25,852

			Total Chemicals	1,108,564

Commercial Services & Supplies - 3.5%
335,000	B-		ACE Cash Express Inc., Senior Notes, 10.250% due 10/1/14(a)	334,162

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

85,000	BB+		Allied Waste North America Inc., 6.875% due 6/1/17	$84,044
740,000	B-		Aramark Corp., Company Guaranteed Notes, 8.500% due 2/1/15	746,475
475,000	B-		Cardtronics Inc., 9.250% due 8/15/13	458,375
450,000	B-		Cenveo Corp., Senior Subordinated Notes, 7.875% due 12/1/13	402,750
767,000	B		DI Finance/DynCorp. International, Senior Subordinated Notes, 9.500% due 2/15/13	801,515
			Interface Inc.:
240,000	CCC+		Company Guaranteed Notes, 9.500% due 2/1/14	250,800
280,000	B		Senior Notes, 10.375% due 2/1/10	294,700
200,000	B-		Neff Corp, Company Guaranteed Notes, 10.000% due 6/1/15(c)	121,000
140,000	B-		Rental Service Corp., Company Guaranteed Notes, 9.500% due 12/1/14	130,550
			RH Donnelley Corp.:
340,000	B		Senior Discount Notes, step bond to yield, 6.875% due 1/15/13	311,950
			Senior Notes:
100,000	B		8.875% due 1/15/16	95,000
190,000	B		8.875% due 10/15/17	180,500
120,000	CCC+		US Investigations Services Inc., Company Guaranteed Notes, 11.750% due 5/1/16	108,600
265,000	BB-		Windstream Corp., Company Guaranteed Notes, 8.625% due 8/1/16	276,262

			Total Commercial Services & Supplies	4,596,683

Communication Equipment - 0.3%
405,000	NR		Arris Group Inc., Senior Unsecured Notes, 2.000% due 11/15/26	391,526

Computers & Peripherals - 0.3%
95,000	CCC+		Activant Solutions Inc., 9.500% due 5/1/16	81,937
165,000	NR		Charys Holding Co Inc., Senior Notes, 8.750% due 2/16/12(a)(d)	52,800
270,000	B-		Sungard Data Systems Inc., 10.250% due 8/15/15	279,450

			Total Computers & Peripherals	414,187

Consumer Finance - 1.2%
			Ford Motor Credit Co.:
			Senior Notes:
775,000	B		5.800% due 1/12/09	737,624
295,000	B		9.875% due 8/10/11	285,689
			Unsecured Notes:
160,000	B		8.625% due 11/1/10	151,552
62,500	B		7.993% due 1/13/12(e)	54,505
125,000	B		8.000% due 12/15/16	109,535
240,000	BB+		General Motors Acceptance Corp., Notes, 6.875% due 8/28/12	204,230

			Total Consumer Finance	1,543,135

Containers & Packaging - 1.0%
153,000	CCC+		Graham Packaging Co. Inc., Company Guaranteed Notes, 9.875% due 10/15/14(c)	141,142
220,000	B-		Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	218,900
145,000	BB-		Greif Inc., Senior Unsecured Notes, 6.750% due 2/1/17	138,112
440,000	B		Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15(a)	444,400
255,000	CCC		Portola Packaging Inc., 8.250% due 2/1/12(c)	186,150
150,000	CCC+		Smurfit-Stone Container Enterprises Inc., Senior Unsecured Notes, 8.000% due 3/15/17	144,750

			Total Containers & Packaging	1,273,454

Diversified Consumer Services - 1.3%
185,000	CCC+		Allied Security Escrow Corp., Notes, 11.375% due 7/15/11	176,675
45,000	CCC+		Education Management LLC / Education Management Corp., Company Guaranteed Notes, 8.750% due 6/1/14	45,225
640,000	B		Hertz Corp., Company Guaranteed Notes, 10.500% due 1/1/16	665,600
250,000	CCC+		Pegasus Solutions Inc., Senior Notes, 10.500% due 4/15/15(a)	221,562
245,000	B-		Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(a)	226,625
290,000	B-		TeamHealth Inc., 11.250% due 12/1/13	308,850

			Total Diversified Consumer Services	1,644,537

Diversified Financial Services - 13.4%
880,000	CCC+		AAC Group Holding Corp., step bond to yield, 10.250% due 10/1/12	761,200
260,000	B-		Advanta Capital Trust I, Company Guaranteed Notes, 8.990% due 12/17/26	193,700
			AmeriCredit Corp.:
205,000	BB	(f)	Company Guaranteed Notes, 2.125% due 9/15/13(a)	130,175
525,000	B+		Senior Notes, 8.500% due 7/1/15(a)	375,375
630,000	B		Basell AF SCA, Senior Subordinated Notes, 8.375% due 8/15/15(a)	533,925
105,000	CCC+		CCM Merger Inc., Notes, 8.000% due 8/1/13(a)	97,912
10,000,000	B		CDX North America High Yield, 8.750% due 12/29/12	9,887,500
385,000	B		Ford Motor Credit Co., LLC, Notes, 7.000% due 10/1/13	336,639
			Galaxy Entertainment Finance Co., Ltd.:
510,000	B+		Company Guaranteed Notes, 9.875% due 12/15/12(a)	538,050
155,000	B+		Senior Notes, 10.409% due 12/15/10(a)(e)	159,650

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

570,000	B		Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	$517,275
			GMAC LLC:
860,000	BB+		Bonds, 8.000% due 11/1/31	731,428
1,630,000	BB+		Notes, 6.750% due 12/1/14	1,342,665
			Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.:
165,000	B-		Senior Notes, 8.875% due 4/1/15(a)(g)	163,350
200,000	B-		Senior Subordinated Notes, 9.750% due 4/1/17(a)	202,500
360,000	CCC		KAR Holdings Inc., Senior Notes, 8.750% due 5/1/14(a)	334,800
270,000	B-		Nuveen Investments Inc., Senior Unsecured Notes, 5.500% due 9/15/15	193,050
			Residential Capital LLC:
			Company Guaranteed Notes:
135,000	BB+		8.544% due 4/17/09(a)(e)	58,725
280,000	BBB-		7.500% due 2/22/11	186,200
			Residential Capital LLC, Company Guaranteed Notes:
80,000	BB+		7.875% due 6/30/10	54,600
180,000	BB+		8.375% due 6/30/15	117,000
270,000	B-		Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due 12/15/13	259,200
105,000	B		Snoqualmie Entertainment Authority, 9.063% due 2/1/14(a)(e)	100,800
250,000	CCC+		Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	238,125

			Total Diversified Financial Services	17,513,844

Diversified Telecommunication Services - 8.2%
			Broadview Networks Holdings Inc.:
90,000	B		Company Guaranteed Notes, 11.370% due 9/1/12(a)	94,950
465,000	CCC+		Secured Notes, 11.375% due 9/1/12(a)	476,044
			Cincinnati Bell Telephone Co.:
885,000	B-		Company Guaranteed Notes, 8.375% due 1/15/14	860,662
35,000	BB		Senior Debentures, 6.300% due 12/1/28	30,450
40,000	B-		Senior Notes, 7.000% due 2/15/15	37,900
			Citizens Communications Co.:
50,000	BB+		Debentures Notes, 7.050% due 10/1/46	41,000
			Senior Unsecured Notes:
535,000	BB+		6.625% due 3/15/15	512,262
160,000	BB+		7.875% due 1/15/27	154,400
445,000	NR		Global Crossing Ltd., Senior Notes, 5.000% due 5/15/11	456,681
475,000	B-		Global Crossing UK Finance PLC, 10.750% due 12/15/14	498,750
60,000	CCC		Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15(c)	62,100
420,000	B-		Intelsat Bermuda Ltd, Senior Unsecured Notes, 11.250% due 6/15/16	436,800
210,000	B-		Intelsat Corp., Company Guaranteed Notes, 9.000% due 6/15/16	214,200
			Level 3 Financing Inc.:
			Company Guaranteed Notes:
270,000	CCC+		12.250% due 3/15/13	270,675
785,000	CCC+		9.250% due 11/1/14	704,537
243,000	CCC+		McLeodUSA Inc., 10.500% due 10/1/11(a)	270,947
400,000	B		Nordic Telephone Co. Holdings ApS, Secured Notes, 8.875% due 5/1/16	408,000
460,000	CCC+		Paetec Holding Corp., Company Guaranteed Notes, 9.500% due 7/15/15 (a)	458,850
			Primus Telecommunications GP:
215,000	NR		Notes, 3.750% due 9/15/10(c)	130,075
895,000	Caa3	(h)	Senior Notes, 8.000% due 1/15/14(c)	476,587
			Qwest Communications International Inc.:
9,000	B+		Company Guaranteed Notes, 8.369% due 2/15/09(e)	9,045
180,000	BBB-		Senior Notes, 7.625% due 6/15/15	184,500
850,000	B+		Senior Notes, Class B, 7.500% due 2/15/14	847,875
685,000			Qwest Communications International Inc., Company Guaranteed Notes, 7.500% due 2/15/14	683,287
475,000	NR		SAVVIS Inc., Senior Unsecured Notes, 3.000% due 5/15/12	417,406
465,000	B		Syniverse Technologies Inc., 7.750% due 8/15/13	451,050
635,000	CCC+		Time Warner Telecom Holdings Inc., Company Guaranteed Notes, 9.250% due 2/15/14	652,462
380,000	B-		Virgin Media Fianance PLC, 8.750% due 4/15/14	380,000
460,000	B-		Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15(a)	499,100

			Total Diversified Telecommunication Services	10,720,595

Electric Utilities - 5.1%
77,000	BB-		AES Corp., Secured Notes, 8.750% due 5/15/13(a)	80,465
			AES Corp., Senior Notes:
200,000	B		7.750% due 10/15/15	199,500

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

390,000	B	8.000% due 10/15/17	$390,000
670,000	B+	Aquila Inc., 14.875% due 7/1/12	847,550
330,000	D	Calpine Canada Energy Finance Ulc, Company Guaranteed Notes, 8.500% due 5/1/08(b)	350,625
		Calpine Corp., Senior Notes:
955,000	D	8.625% due 8/15/10	1,021,850
180,000	D	6.000% due 9/30/14(b)	146,700
		Edison Mission Energy, Senior Unsecured Notes:
100,000	BB-	7.200% due 5/15/19	96,000
260,000	BB-	7.625% due 5/15/27	243,750
123,978	BB-	Elwood Energy LLC, Secured Notes, 8.159% due 7/5/26	131,159
		Energy Future Holdings Corp., Company Guaranteed Notes:
40,000	CCC+	10.875% due 11/1/17	39,400
1,800,000	CCC+	11.250% due 11/1/17	1,777,500
83,894	BB-	FPL Energy National Wind, Secured Notes, 6.125% due 3/25/19(a)(d)	87,291
12,520	BB+	Midwest Generation LLC, Pass-Through Certificate, Series B, 8.560% due 1/2/16	13,350
89,453	BB	Mirant Mid Atlantic LLC, Pass Thru Certificates, 9.125% due 6/30/17	98,510
96,000	BB-	PSEG Energy Holdings LLC, Senior Notes, 8.625% due 2/15/08(d)	96,866
545,000	B-	Reliant Energy Inc., Senior Notes, 7.625% due 6/15/14	528,650
530,000	CCC	Texas Competitive Electric Holdings Co. LLC, Company Guaranteed Notes, 10.500% due 11/1/16	502,175

		Total Electric Utilities	6,651,341

Electrical Equipment - 0.7%
390,000	B	Coleman Cable Inc., Company Guaranteed Notes, 9.875% due 10/1/12	372,450
530,000	B+	Superior Essex Communications LLC/Essex Group Inc., Senior Notes, 9.000% due 4/15/12	515,425

		Total Electrical Equipment	887,875

Electronic Equipment & Instruments - 0.6%
325,000	BB	NXP BV / NXP Funding LLC, Secured Notes, 7.875% due 10/15/14	313,625
415,000	B+	Sanmina-SCI Corp., Company Guaranteed Notes, 8.444% due 6/15/14(a)(e)	404,625

		Total Electronic Equipment & Instruments	718,250

Energy Equipment & Services - 1.1%
130,000	A-	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	180,963
		Dynegy Holdings Inc., Senior Unsecured Notes:
315,000	B-	8.375% due 5/1/16	304,369
435,000	B-	7.750% due 6/1/19	393,675
65,000	B	Gulfmark Offshore Inc., 7.750% due 7/15/14	65,975
45,000	BB-	Pride International Inc., Senior Unsecured Notes, 7.375% due 7/15/14	46,350
20,000	B	Roseton/Danskammer, Pass Thru Certificates, 7.670% due 11/8/16	19,675
20,000	BB	Southern Natural Gas Co., Notes, 8.000% due 3/1/32	22,986
268,000	BB+	Transcontinental Gas Pipe Line Corp., Senior Notes, Series B, 8.875% due 7/15/12	307,530
95,000	B-	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17(a)	78,375

		Total Energy Equipment & Services	1,419,898

Food & Staples Retailing - 0.2%
185,000	BB+	Delhaize America Inc., Debentures, 9.000% due 4/15/31	220,719

Food Products - 0.6%
165,000	B-	Dole Foods Co. Inc., 7.250% due 6/15/10	151,800
465,000	CC	Merisant Co., Company Guaranteed Notes, 9.500% due 7/15/13	372,000
770,000	CC	Merisant Worldwide Inc., Senior Subordinated Notes, 0.000% due 5/15/14	323,400

		Total Food Products	847,200

Health Care Equipment & Supplies - 0.6%
		Advanced Medical Optics Inc.:
280,000	B-	Company Guaranteed Notes, 7.500% due 5/1/17	256,200
270,000	B-	Senior Subordinated Notes, 3.250% due 8/1/26	218,363
140,000	B-	Invacare Corp., Company Guaranteed Notes, 9.750% due 2/15/15	140,000
70,000	CCC+	ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp., Senior Unsecured Notes, 10.875% due 11/15/14	67,550
		Universal Hospital Services Inc., Secured Notes:
35,000	B+	8.500% due 6/1/15(a)(g)	35,175
30,000	B+	8.759% due 6/1/15(a)(e)	29,700

		Total Health Care Equipment & Supplies	746,988

Health Care Providers & Services - 4.8%
440,000	B-	Community Health Systems Inc., Company Guaranteed Notes, 8.875% due 7/15/15	446,600
220,000	B	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	215,050
		HCA Inc.:
		Notes:
120,000	B-	9.000% due 12/15/14	115,891
190,000	B-	7.690% due 6/15/25	155,012
		HCA Inc./DE, Secured Notes:

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

1,610,000	BB-	9.250% due 11/15/16	$1,670,375
860,000	BB-	9.625% due 11/15/16	896,550
425,000	CCC+	Healthsouth Corp., Company Guaranteed Notes, 11.409% due 6/15/14(e)	433,500
340,000	BB-	Omnicare Inc., Debentures, 3.250% due 12/15/35	257,125
550,000	CCC+	Select Medical Corp., 7.625% due 2/1/15	470,250
300,000		Sun Healthcare Group Inc., Company Guaranteed Notes, 9.125% due 4/15/15	302,250
		Tenet Healthcare Corp.:
		Senior Notes:
200,000	CCC+	6.375% due 12/1/11	181,000
519,000	CCC+	9.875% due 7/1/14(c)	491,753
385,000	CCC+	United Surgical Partners International Inc., Company Guaranteed Notes, 8.875% due 5/1/17	377,300
305,000	CCC+	US Oncology Holdings Inc., Senior Unsecured Notes, 10.759% due 3/15/12	259,250

		Total Health Care Providers & Services	6,271,906

Hotels, Restaurants & Leisure - 7.3%
130,000	B+	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	124,475
140,000	CCC	Buffets Inc., 12.500% due 11/1/14(c)	67,550
60,000	B-	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Secured Notes, 12.000% due 10/15/15	56,250
65,000	CCC+	El Pollo Loco, 11.750% due 11/15/13	63,375
65,000	CCC+	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp, 10.250% due 6/15/15(a)	57,850
550,000	B-	Gaylord Entertainment Co., Company Guaranteed Notes, 8.000% due 11/15/13	550,000
130,000	B	Indianapolis Downs LLC & Capital Corp., Secured Notes, 11.000% due 11/1/12(a)	126,750
410,000	B	Inn of the Mountain Gods Resort & Casino, Company Guaranteed Notes, 12.000% due 11/15/10	431,013
125,000	BBB	International Game Technology, Senior Notes, 2.600% due 12/15/36(a)	126,304
635,000	B	Isle of Capri Casino Inc., Senior Subordinated Notes, 7.000% due 3/1/14	546,100
		Majestic Star Casino LLC/ Majestic Star Casino Capital Corp.:
225,000	B+	Company Guaranteed Notes, 9.500% due 10/15/10	217,688
805,000	CCC+	Senior Unsecured Notes, 9.750% due 1/15/11	639,975
525,000	B+	Mandalay Resort Group, Senior Subordinated Debts Notes, 7.625% due 7/15/13	517,125
		MGM Mirage:
		Company Guaranteed Notes:
135,000	B+	8.375% due 2/1/11	138,713
50,000	BB	7.500% due 6/1/16	49,375
685,000	B	MTR Gaming Group Inc., 9.750% due 4/1/10	688,425
185,000	B-	NPC International Inc., 9.500% due 5/1/14	165,575
465,000	B+	OED Corp., 8.750% due 4/15/12	465,000
1,195,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	1,212,925
490,000	B+	River Rock Entertainment Authority, Secured Notes, 9.750% due 11/1/11	507,150
250,000	CCC	Sbarro Inc., Senior Unsecured Notes, 10.375% due 2/1/15(c)	218,750
415,000	B	Shingle Springs Tribal Gaming Authority, Senior Notes, 9.375% due 6/15/15(a)	408,775
150,000		Shuffle Master Inc., Senior Notes, 1.250% due 4/15/24	138,563
		Station Casinos Inc.:
15,000	B	Senior Subordinated Notes, 6.625% due 3/15/18	11,438
185,000	B+	Senior Unsecured Notes, 7.750% due 8/15/16	174,825
770,000	B	Trump Entertainment Resorts Inc., 8.500% due 6/1/15(c)	614,075
30,000	B+	Turning Stone Resort Casino Enterprise, Senior Notes, 9.125% due 9/15/14(a)	30,450
545,000	B	Virgin River Casino Corp., 9.000% due 1/15/12	476,875
650,000	BBB-	Wynn Las Vegas Capital Corp., 1St Mortgage Notes, 6.625% due 12/1/14	9,459,119
Household Durables - 1.3%
20,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	19,300
230,000	B	Elizabeth Arden Inc., 7.750% due 1/15/14	225,975
525,000	B-	Jarden Corp., 7.500% due 5/1/17	475,125
205,000	BB-	K Hovnanian Enterprises Inc., 6.250% due 1/15/16	143,500
250,000	B+	Libbey Glass Inc., 12.385% due 6/1/11(e)	266,250
200,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	202,000
415,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield, 8.930% due 9/1/12	375,575
50,000	CCC+	Simmons Co., Senior Discount Notes, step bond to yield, 10.000% due 12/15/14	39,750

		Total Household Durables	1,747,475

Household Products - 0.2%
255,000	CCC+	Yankee Acquisition Corp., Company Guaranteed Notes, 8.500% due 2/15/15	237,150

Independent Power Producers & Energy Traders - 1.7%
160,000	BB-	Edison Mission Energy, Senior Notes, 7.750% due 6/15/16	162,400
485,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	488,638

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

845,000	B		NRG Energy Inc., Company Guaranteed Notes, 7.375% due 2/1/16	$830,213
680,000	B		Orion Power Holdings Inc., 12.000% due 5/1/10	744,600

			Total Independent Power Producers & Energy Traders	2,225,851

Insurance - 0.0%
35,000	BB		Crum & Forster Holdings Corp., Senior Unsecured Notes, 7.750% due 5/1/17	34,125

Internet Software & Services - 0.3%
405,000	NR		Terremark Worldwide Inc., Senior Notes, 6.625% due 6/15/13	392,850

IT Services - 0.4%
130,000	CCC+		Ceridian Corp., Senior Unsecured Notes, 12.250% due 11/15/15	123,175
340,000	B-		Sungard Data Systems Inc., Company Guaranteed Notes, 9.125% due 8/15/13	347,650

			Total IT Services	470,825

Leisure Equipment & Products - 0.5%
800,000	CCC		Six Flags Inc., Senior Notes, 9.750% due 4/15/13(c)	588,000
Machinery - 0.7%
470,000	CCC+		Metals USA Inc., 11.125% due 12/1/15	488,800
80,000	B+		Terex Corp., Company Guaranteed Notes, 7.375% due 1/15/14	80,800
375,000	CCC-		Thermadyne Holdings Corp., 10.500% due 2/1/14(c)	352,500

			Total Machinery	922,100

Media - 5.7%
			Affinion Group Inc.:
20,000	B-		Company Guaranteed Notes, 11.500% due 10/15/15	20,050
250,000	B-		Senior Notes, 10.125% due 10/15/13	251,875
460,000	CCC+		AMC Entertainment Inc., Senior Subordinated Notes, step bond to yield, 9.505% due 8/15/14	384,100
629	CCC+		CanWest Media Inc., Senior Notes, 8.000% due 9/15/12(d)	587
			CCH I Holdings LLC:
840,000	CCC		9.920% due 4/1/14(c)	539,700
45,000	CCC		Company Guaranteed Notes, step bond to yield, 12.125% due 1/15/15	31,275
290,000	CCC		Senior Discount Notes, step bond to yield, 11.750% due 5/15/14(c)	198,650
2,357,000	CCC		Senior Secured Notes, 11.000% due 10/1/15	2,062,375
			CCH II LLC/CCH II Capital Corp.:
153,000	CCC	(f)	Company Guaranteed Notes, 10.250% due 10/1/13	152,235
10,000	CCC	(f)	Senior Unsecured Notes, 10.250% due 9/15/10	9,925
700,000	CCC		CCO Holdings LLC/ Capital Corp., 8.750% due 11/15/13	687,750
40,000	CCC		Charter Communications Holdings LLC, Senior Discount Notes, step bond to yield, 11.750% due 5/15/11	31,000
355,000	CCC+		Cinemark Inc., Discount Notes, step bond to yield, 5.683% due 3/15/14	331,925
420,000	CCC		CMP Susquehanna Corp., Company Guaranteed Notes, 9.875% due 5/15/14	354,900
510,000	B+		CSC Holdings Inc., Senior Notes, 7.625% due 4/1/11	502,350
185,000	BB-		Echostar DBS Corp., Company Guaranteed Notes, 7.125% due 2/1/16	193,556
125,000	B+		Idearc Inc., Company Guaranteed Notes, 8.000% due 11/15/16	117,500
425,000	B		Mediacom LLC/Mediacom Capital Corp., 9.500% due 1/15/13	397,375
275,000	NR		Sinclair Broadcast Group Inc., 6.000% due 9/15/12	258,156
220,000	CCC		Sirius Satellite Radio Inc., 9.625% due 8/1/13	213,950
60,000	B		Sun Media Corp., Company Guaranteed Notes, 7.625% due 2/15/13	57,900
			TL Acquisitions Inc.:
145,000	CCC+		Senior Notes, 10.500% due 1/15/15(a)	138,838
110,000	CCC+		Senior Subordinated Notes, step bond to yield, 11.416% due 7/15/15(a)	85,250
			XM Satellite Radio Inc.:
85,000	CCC		Company Guaranteed Notes, 9.411% due 5/1/13	83,300
5,000	CCC		Senior Notes, 9.750% due 5/1/14(e)	5,025
345,000	CCC-		Young Broadcasting Inc., 10.000% due 3/1/11	277,725

			Total Media	7,387,272

Metals & Mining - 3.3%
575,000	B+		AK Steel Corp., Company Guaranteed Notes, 7.750% due 6/15/12	576,438
120,000	B		Foundation PA Coal Co., Senior Unsecured Notes, 7.250% due 8/1/14	116,100
1,900,000	BB		Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes, 8.375% due 4/1/17	2,056,750
90,000	CCC		Metals USA Holdings Corp., Senior Notes, 11.231% due 7/1/12(a)(g)	79,650
405,000	CCC+		Noranda Aluminium Acquisition Corp., Senior Unsecured Notes, 8.738% due 5/15/15(a)	350,325
80,000	CCC+		Noranda Aluminium Holding Corp., Senior Notes, 10.488% due 11/15/14(a)(g)	69,800
410,000	B+		Ryerson Inc., Secured Notes, 12.000% due 11/1/15	404,363
55,000	BB+		Steel Dynamics Inc., Senior Notes, 7.375% due 11/1/12	54,863
345,000	B-		Tube City IMS Corp., Company Guaranteed Notes, 9.750% due 2/1/15	329,475
235,000	NR		WCI Steel Acquisition Inc., Senior Notes, 8.000% due 5/1/16	232,650

			Total Metals & Mining	4,270,414

Multiline Retail - 1.8%
1,080,000	B-		Bon-Ton Stores Inc., 10.250% due 3/15/14(c)	869,400
580,000	B-		Carrols Corp., Company Guaranteed Notes, 9.000% due 1/15/13	537,950

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

			Dollar General Corp.:
195,000	CCC+		Senior Notes, 10.625% due 7/15/15(a)(g)	$178,425
245,000	CCC+		Senior Subordinated Notes, 11.875% due 7/15/17(a)(g)	196,000
			Neiman Marcus Group Inc.:
350,000	B-		Company Guaranteed Notes, 10.375% due 10/15/15	373,625
205,000	B-		Senior Notes, 9.000% due 10/15/15(g)	214,225

			Total Multiline Retail	2,369,625

Oil, Gas & Consumable Fuels - 8.7%
			Allis-Chalmers Energy Inc.:
			Company Guaranteed Notes:
320,000	B		9.000% due 1/15/14	321,600
435,000	B		8.500% due 3/1/17	419,775
735,000	B		Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	746,025
355,000	NR		Callon Petroleum Co., Senior Notes, 9.750% due 12/8/10	351,450
			Chesapeake Energy Corp.:
245,000	BB		Company Guaranteed Notes, 6.250% due 1/15/18	232,138
320,000	BB		Senior Notes, 2.750% due 11/15/35	371,600
500,000	B+		Compagnie Generale de Geophysique-Veritas, Company Guaranteed Notes, 7.500% due 5/15/15	506,250
145,000	B		Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	138,475
825,000	B		Comstock Resources Inc., 6.875% due 3/1/12	783,750
75,000	B+		Copano Energy LLC, Senior Notes, 8.125% due 3/1/16(d)	75,375
			El Paso Corp.:
675,000	BB-		Medium-Term Notes, 8.050% due 10/15/30	695,560
250,000	BB-		Senior Unsecured Notes, 7.800% due 8/1/31	250,996
535,000	B-		Energy Partners Ltd., Company Guaranteed Notes, 9.750% due 4/15/14	513,600
190,000	BB		Enterprise Products Operating LP, 8.375% due 8/1/66(e)	198,658
420,000	B		EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	410,550
755,000	B-		International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	717,250
			Mariner Energy Inc., Senior Notes:
90,000	B-		7.500% due 4/15/13	85,950
5,000	B-		8.000% due 5/15/17	4,750
360,000	CCC+		North American Energy Partners Inc., 8.750% due 12/1/11	363,600
465,000	B-		Parallel Petroleum Corp., Senior Notes, 10.250% due 8/1/14(a)	469,650
630,000	B-		Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	664,650
710,000	B-		Petroquest Energy Inc., 10.375% due 5/15/12	722,425
310,000	B1	(h)	SemGroup LP, Senior Notes, 8.750% due 11/15/15(a)	297,600
10,000	BB-		SESI LLC, Senior Notes, 6.875% due 6/1/14	9,700
350,000	B-		Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	348,250
445,000	B		United Refining Co., Company Guaranteed Notes, 10.500% due 8/15/12	456,125
80,000	B-		W&T Offshore Inc., Company Guaranteed Notes, 8.250% due 6/15/14(a)	75,200
440,000	B		Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	429,000
			Williams Cos. Inc.:
160,000	BB		Debentures, 7.500% due 1/15/31	174,400
451,000	BB		Notes, 8.750% due 3/15/32	546,838

			Total Oil, Gas & Consumable Fuels	11,381,190

Paper & Forest Products - 1.0%
250,000	B		Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	245,938
185,000	B+		Domtar Corp., Company Guaranteed Notes, 9.500% due 8/1/16	198,875
400,000	B		Mercer International Inc., 9.250% due 2/15/13	376,000
110,000	B-		NCO Group Inc., Company Guaranteed Notes, 9.739% due 11/15/13(e)	107,250
			Newpage Corp.:
55,000	CCC+		Senior Subordinated Notes, 12.000% due 5/1/13(c)	57,750
305,000	B		Unsubordinated Notes, 11.161% due 5/1/12(e)	321,775

			Total Paper & Forest Products	1,307,588

Pharmaceuticals - 0.8%
500,000	B-		Angiotech Pharmaceuticals Inc., Company Guaranteed Notes, 9.371% due 12/1/13(a)(e)	477,500
535,000	CCC-		Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	425,325
170,000	B+		NBTY Inc., 7.125% due 10/1/15	167,450

			Total Pharmaceuticals	1,070,275

Real Estate Investment Trusts (REITs) - 0.8%
95,000	B-		Ashton Woods USA LLC/Ashton Woods Finance Co., 9.500% due 10/1/15	66,975
			Forest City Enterprises Inc.:
90,000	BB-		Notes, 7.625% due 6/1/15	87,975
270,000	BB-		Senior Notes, 6.500% due 2/1/17	247,725
200,000	BB		Host Hotels & Resorts Inc., Senior Notes, 2.625% due 4/15/27(a)	177,000
35,000	B-		Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	15,925

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

290,000	B-	Realogy Corp., Senior Subordinated Notes, Senior Subordinated Notes, 12.375% due 4/15/15(a)	$190,675
		Ventas Realty LP/Ventas Capital Corp.:
		Company Guaranteed Notes:
7,000	BB+	8.750% due 5/1/09	7,175
183,000	BB+	9.000% due 5/1/12	198,555

		Total Real Estate Investment Trusts (REITs)	992,005

Road & Rail - 0.6%
50,000	BB-	American Railcar Industries Inc., Senior Unsecured Notes, 7.500% due 3/1/14	47,750
435,000	B2 (h)	Kansas City Southern de Mexico SA de CV, Senior Note, 9.375% due 5/1/12	461,100
300,000	B-	Kansas City Southern Railway, 7.500% due 6/15/09	303,000

		Total Road & Rail	811,850

Semiconductors & Semiconductor Equipment - 0.4%
325,000	NR	Conexant Systems Inc., Subordinated Notes, 4.000% due 3/1/26	263,250
305,000	B	Freescale Semiconductor Inc., Senior Unsecured Notes, 8.875% due 12/15/14	280,219

		Total Semiconductors & Semiconductor Equipment	543,469

Software - 0.2%
270,000	B-	First Data Corp., Company Guaranteed Notes, 9.875% due 9/24/15	251,438

Specialty Retail - 1.4%
115,000	CCC	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	98,325
350,000	B-	Finlay Fine Jewerly Corp., 8.375% due 6/1/12	234,500
125,000	CCC	Michaels Stores Inc., Company Guaranteed Notes, 10.000% due 11/1/14	123,750
315,000	B-	Mobile Services Group Inc., Senior Notes, 9.750% due 8/1/14(a)	288,225
30,000	BB+	Neiman-Marcus Group Inc., Debentures Notes, 7.125% due 6/1/28	27,450
180,000	B-	Payless Shoesource Inc., 8.250% due 8/1/13	168,300
		Rite Aid Corp.:
505,000	BB-	Secured Notes, 7.500% due 3/1/17	457,025
275,000	CCC+	Senior Unsecured Notes, 8.625% due 3/1/15	233,750
440,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	425,700

		Total Specialty Retail	2,057,025

Textiles, Apparel & Luxury Goods - 0.5%
84,000	B	Oxford Industries Inc., Company Guaranteed Notes, 8.875% due 6/1/11	83,790
390,000	B-	Perry Ellis International Inc., Company Guaranteed Notes, 8.875% due 9/15/13	380,250
165,000	CCC+	Rafaella Apparel Group Inc., Secured Notes, 11.250% due 6/15/11	159,225

		Total Textiles, Apparel & Luxury Goods	623,265

Tobacco - 0.2%
		Alliance One International Inc.:
		Company Guaranteed Notes:
180,000	B	8.500% due 5/15/12	175,500
40,000	B	11.000% due 5/15/12	42,200

		Total Tobacco	217,700

Trading Companies & Distributors - 0.7%
275,000	B	Ashtead Capital Inc., Notes, 9.000% due 8/15/16(a)	243,375
380,000	B+	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	353,400
273,000	B	Wesco Distribution Inc., Company Guaranteed Notes, 7.500% due 10/15/17	252,525

		Total Trading Companies & Distributors	849,300

Transportation Infrastructure - 0.4%
160,000	BB+	Overseas Shipholding Group, 8.250% due 3/15/13	164,400
		Saint Acquisition Corp., Secured Notes:
360,000	B	12.619% due 5/15/15(a)(e)	194,400
195,000	B	12.500% due 5/15/17(a)	104,813

		Total Transportation Infrastructure	463,613

Wireless Equipment - 0.2%
250,000		American Tower Corp., Senior Notes, 7.000% due 10/15/17	255,625

Wireless Telecommunication Services - 4.1%
160,000	B-	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17	146,400
870,000	CCC+	Centennial Communication Corp., Senior Notes, 10.000% due 1/1/13	909,150
510,000	CCC	Cricket Communications Inc., Company Guaranteed Notes, 9.375% due 11/1/14(a)	476,850
675,000	CCC	Dobson Communications Corp., Senior Notes, 8.875% due 10/1/13(c)	729,000
325,000	B	GCI Inc., Senior Unsecured Notes, 7.250% due 2/15/14	295,750
230,000	CCC	iPCS Inc., Secured Notes, 8.161% due 5/1/14	212,750
45,000	CCC	MetroPCS Wireless Inc., Senior Unsecured Notes, 9.250% due 11/1/14	42,863
500,000	B+	Millicom International Cellular SA, Senior Notes, 10.000% due 12/1/13	536,250
100,000	BBB-	Rogers Wireless Inc., 7.250% due 12/15/12	109,335
		Rural Cellular Corp.:
255,000	B+	Secured Notes, 8.250% due 3/15/12	265,838
70,000	CCC	Senior Notes, 9.875% due 2/1/10(e)	72,975

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

90,000	CCC	Senior Subordinated Notes, 8.621% due 6/1/13(a)	$91,800
1,415,000	CCC	Suncom Wireless Inc., 8.500% due 6/1/13	1,482,213

		Total Wireless Telecommunication Services	5,371,174

		TOTAL CORPORATE BONDS & NOTES
		(Cost - $123,617,857)	119,496,663

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
271,419		Blackrock Capital Finance LP, 9.575% due 9/25/26(e)	151,452
72,424		Ocwen Residential MBS Corp., Series 1998-R1, Class B4, 7.000% due 10/25/40(i)	4,345

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost - $207,709)	155,797

Shares
COMMON STOCK - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
289		Adelphia Recovery Trust (Cost - $26)*	20

PREFERRED STOCKS - 1.5%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
8,000		Federal Home Loan Mortgage Corp. (FHLMC), 8.375%	204,000

INDUSTRIALS - 0.2%
Road & Rail - 0.2%
228		Kansas City Southern, 5.125%	303,924

INFORMATION TECHNOLOGY - 0.6%
Networking Products - 0.6%
910		Lucent Technologies Capital Trust I, 7.750%	853,580

TELECOMMUNICATION SERVICES - 0.5%
Wireless Equipment - 0.5%
10,400		Crown Castle International Corp., 6.250%	629,200

		TOTAL PREFERRED STOCKS
		(Cost - $1,971,414)	1,990,704

Warrants
WARRANTS - 0.0%
109,998		Charys Holding Co. Inc., expires 2/16/12 (Cost - $0)	1,100

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $125,797,006)	121,644,284

Face Amount
SHORT-TERM INVESTMENTS (j) - 8.2%
MONEY MARKET FUND - 3.5%
$ 4,451,467		BBH Securities Lending Trust (Cost - $4,451,467) (k)	4,451,467
TIME DEPOSITS - 4.7%
6,144,242		BBH - Grand Cayman, 4.110% due 12/3/07 (Cost - $6,144,242)	6,144,242

		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $10,595,709)	10,595,709

		TOTAL INVESTMENTS - 101.5%
		(Cost - $136,392,715#)	132,239,993
		Liabilities in Excess of Other Assets - (1.5%)	(1,916,675)

		TOTAL NET ASSETS - 100.0%	$130,323,318

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
*	Non-income producing securities.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Security is currently in default.
(c)	All or a portion of this security is on loan (See Note 1).
(d)	Illiquid security.
(e)	Variable rate securities. Coupon rates disclosed are those which are in effect at November 30, 2007.
(f)	Rating by Fitch Ratings Service. All ratings are unaudited.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

(g)	Payment-kind security for which part of the income earned maybe paid as additional principal.
(h)	Rating by Moody’s Investors Service. All ratings are unaudited.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(j)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of each portfolio holdings would be 4.7%.
(k)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited)	November 30, 2007

Face Amount†		Security	Value
SOVEREIGN BONDS - 56.7%
Belgium - 0.3%
$ 400,000	EUR	Kingdom of Belgium, 5.750% due 3/28/08(a)	$589,722

Canada - 2.3%
3,800,000	CAD	Canada Housing Trust, 4.550% due 12/15/12(b)	3,862,349
300,000	CAD	Province of Ontario Canada, 6.200% due 6/2/31(a)	361,196

		Total Canada	4,223,545

France - 10.9%
		Government of France:
1,000,000	EUR	3.000% due 7/12/08	1,459,437
6,500,000	EUR	6.500% due 4/25/11(a)	10,304,493
1,800,000	EUR	4.000% due 10/25/14	2,631,889
1,900,000	EUR	5.500% due 4/25/29	3,116,244
100,000	EUR	4.750% due 4/25/35	149,258
1,800,000	EUR	Series A, 4.000% due 4/25/14	2,636,971

		Total France	20,298,292

Germany - 17.4%
		Bundesrepublik Deutschland:
200,000	EUR	4.500% due 7/4/09	296,475
400,000	EUR	3.500% due 10/9/09	583,867
1,700,000	EUR	4.000% due 4/13/12	2,504,185
4,400,000	EUR	5.000% due 7/4/12	6,746,382
3,900,000	EUR	4.250% due 1/4/14-7/4/14	5,802,966
3,700,000	EUR	5.625% due 1/4/28	6,184,475
4,300,000	EUR	6.250% due 1/4/24-1/4/30	7,656,835
1,000,000	EUR	5.500% due 1/4/31	1,660,989
600,000	EUR	4.750% due 7/4/34	905,935

		Total Germany	32,342,109

Greece - 3.1%
3,500,000	EUR	Hellenic Republic, 6.500% due 1/11/14	5,756,644

Italy - 0.8%
1,050,000	EUR	Buoni Poliennali Del Tesoro, 4.500% due 5/1/09	1,553,167

Japan - 9.6%
		Japan Government:
320,000,000	JPY	1.500% due 3/20/11	2,933,802
80,000,000	JPY	2.400% due 3/20/34	737,535
470,000,000	JPY	2.300% due 6/20/35	4,229,090
1,070,000,000	JPY	2.500% due 9/20/35-9/20/37	10,014,563

		Total Japan	17,914,990

Netherlands - 3.3%
		Netherlands Government:
4,000,000	EUR	5.250% due 7/15/08	5,916,080
200,000	EUR	3.750% due 7/15/14	288,521

		Total Netherlands	6,204,601

Poland - 1.4%
6,280,000	PLN	Poland Government Bond, 6.000% due 5/24/09	2,554,194

Portugal - 3.1%
4,000,000	EUR	Portugal Obrigacoes do Tesouro, 3.250% due 7/15/08	5,844,740

Spain - 4.4%
5,600,000	EUR	Spanish Government, 3.600% due 1/31/09	8,187,448

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

United Kingdom - 0.1%
130,000	GBP	United Kingdom Treasury Gilt, 4.750% due 9/7/15	$269,496

		TOTAL SOVEREIGN BONDS
		(Cost - $99,326,694)	105,738,948

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8%
		ACE Securities Corp.:
123,805		Series 2006-HE1, Class A2A, 4.869% due 2/25/36(c)	123,091
101,343		Series 2006-NC1, Class A2A, 4.859% due 12/25/35(c)	100,664
101,752		Argent Securities Inc., Series 2006-W4, Class A-2A, 4.849% due 5/25/36(c)	101,360
100,824		Asset Backed Securities Corp. Home Equity, Series 06-HE3, Class A3, 4.849% due 3/25/36(c)	100,318
329,332		Banc of America Mortgage Securities Inc., Series 2004-4, Class 1A9, 5.000% due 5/25/34	314,640
101,802		Basic Asset Backed Securities Trust, Series 2006-1, Class A1, 4.869% due 4/25/36(c)	101,082
		Bear Stearns Adjustable Rate Mortgage Trust:
40,952		Series 2003-7, Class 6A, 4.652% due 10/25/33	40,469
142,629		Series 2004-2, Class 22A, 4.447% due 5/25/34	140,645
56,876		Series 2004-2, Class 23A, 4.673% due 5/25/34	55,656
685,670		Series 2005-2, Class A1, 4.125% due 3/25/35	680,898
307,241		Series 2005-2, Class A2, 4.125% due 3/25/35	300,939
493,141		Series 2005-5, Class A1, 4.550% due 8/25/35	488,127
427,102		Series 2005-5, Class A2, 4.550% due 8/25/35	420,926
		Bear Stearns Alt-A Trust:
57,593		Series 2005-7, Class 22A1, 5.525% due 9/1/35	56,652
694,418		Series 2006-6, Class 32A1, 5.811% due 11/25/36(c)	686,322
286,651		Bear Stearns Structured Products Inc., Series 2007-R6, Class 1A1, 5.686% due 1/26/36	284,376
900,000		Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class A2FL, 4.908% due 2/5/19(b)(c)	886,589
562,431		Countrywide Alternative Loan Trust, Series 2006-OA1, Class 2A1, 4.950% due 3/20/46(c)	544,863
		Countrywide Asset-Backed Certificates:
453,394		Series 2005-15, Class A, 4.899% due 10/25/46(c)	446,465
11,543		Series 2005-16, Class 4AV1, 4.889% due 5/25/36(c)	11,534
424,960		Series 2006-17, Class 2A1, 4.839% due 3/25/47(c)	417,646
		Countrywide Home Loan Mortgage Pass Through Trust:
29,661		Series 2004-12, Class 11A1, 6.187% due 8/25/34	29,913
98,842		Series 2005-11, Class 3A1, 6.166% due 4/25/35(c)	100,258
452,895		Series 2005-2, Class 1A1, 5.109% due 3/25/35(c)	444,513
58,690		Series 2005-3, Class 2A1, 5.079% due 4/25/35(c)	58,580
368,202		Series 2005-9, Class 1A3, 5.019% due 5/25/35(c)	351,171
223,113		Series 2005-HYB9, Class 3A2A, 5.250% due 2/20/36(c)	220,246
149,629		CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 4.091% due 8/25/33	149,675
88,447		CSAB Mortgage Backed Trust, 2006-1, Class A1A, 4.889% due 6/25/36(c)	88,263
		Federal Home Loan Mortgage Corp, (FHLMC):
726,353		Series 3174, Class FM, 4.892% due 5/15/36(c)	721,558
150,747		Structured Pass Through Securities Series T-35, Class A, 5.063% due 9/25/31(c)	150,722
216,044		Structured Pass Through Securities, Series T-62, Class 1A1, 6.133% due 10/25/44(c)	216,911
79,797		First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF1, Class 2A1, 4.879% due 1/25/36(c)	78,964
		First Horizon Asset Securities Inc.:
17,423		Series 2003-AR2, Class 2A1, 4.735% due 7/25/33	17,323
65,528		Series 2003-AR4, Class 2A1, 4.408% due 12/25/33	65,065
206,819		GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.500% due 9/25/34	206,978
607,360		Government National Mortgage Association Trust, Series 2004-68, Class ZC, 6.000% due 8/20/34	627,238
4,418,437		Government National Mortgage Association (GNMA), Series 2007-2, Class PA, 5.500% due 6/20/35	4,474,676
49,033		GSR Mortgage Loan Trust, Series 2003-1, Class A2, 4.603% due 3/25/33	48,154
117,357		Harborview Mortgage Loan Trust, Series 2003-1, Class A, 4.978% due 5/19/33	115,452
385,733		Indymac Residential Asset Backed Trust, Series 2006-D, Class 2A1, 4.839% due 11/25/36(c)	379,066
43,610,000		JLOC Ltd., Series 36A, Class A1, 1.143% due 2/16/16(b)	395,122
		JP Morgan Mortgage Trust:
68,746		Series 2001-A1, Class 6T1, 5.024% due 2/1/35	67,328
62,931		Series 2003-A2, Class 3A1, 4.390% due 11/25/33	61,950
		Lehman XS Trust:
270,016		Series 2006-12N, Class A1A1, 4.869% due 8/25/46(c)	268,740
245,964		Series 2006-GP1, Class A1, 4.879% due 5/25/46(c)	244,695
44,838		Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 5.069% due 10/25/34(c)	43,182

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited)	November 30, 2007

		Merrill Lynch Mortgage Investors Inc.:
104,666		Series 2003-A2, Class 1A1, 5.710% due 2/25/33	$103,941
307,573		Series 2005-2, Class 1A, 4.250% due 10/25/35	301,726
700,000		Permanent Financing PLC, Series 4, Class 5A2, 7.066% due 6/10/42	1,419,102
642,507		Residential Accredit Loans Inc. Series 2006-Q03, Class A1, 4.999% due 4/25/46(c)	622,939
10,776		Residential Asset Mortgage Products Inc., Series 2006-RS1, Class AI1, 4.869% due 1/25/36(c)	10,758
104,611		Residential Asset Securities Corp. Series 2006-EM X3, Class A1, 4.849% due 4/25/36(c)	103,711
369,375		Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A1, 4.839% due 10/25/36(c)	360,526
		Structured Adjustable Rate Mortgage Loan Trust:
46,391		Series 2004-1, Class 4A1, 4.180% due 2/25/34	45,995
89,033		Series 2004-4, Class 3A2, 4.590% due 4/25/34	88,685
		Structured Asset Mortgage Investments Inc.:
187,127		Series 2005-AR2, Class 2A1, 5.019% due 5/25/45(c)	182,067
211,146		Series 2005-AR8, Class A1A, 5.069% due 2/25/36(c)	203,419
726,026		Series 2006-AR3, Class 12A1, 5.009% due 5/25/36(c)	697,153
707,365		Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 4.909% due 9/25/46(c)	696,476
		Wachovia Bank Commercial Mortgage Trust:
500,000		Series 2006-C28, Class A4, 5.572% due 10/15/48	504,914
655,158		Series 2006-WL7A, Class A1, 4.742% due 9/15/21(b)(c)	649,155
		Washington Mutual Inc.:
13,608		Series 2001-7, Class A, 6.129% due 5/25/41(c)	13,629
5,416		Series 2002-AR9, Class 1A, 6.263% due 8/25/42(c)	5,280
195,580		Series 2005-AR13, Class A1A1, 5.079% due 10/25/45(c)	190,455
329,319		Series 2006-AR13, Class 2A, 5.859% due 10/25/46(c)	323,427
445,589		Series 2006-AR3, Class A1A, 5.863% due 2/25/46(c)	433,620
200,817		Series 2006-AR4, Class 2A1A, 5.883% due 5/25/46(c)	199,681
		Wells Fargo Mortgage Backed Securities Trust:
648,790		Series 2006-AR2, Class 2A1, 4.950% due 3/25/36(c)	642,345
221,242		Series 2006-AR8, Class 1A1, 5.507% due 4/25/36(c)	220,266

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost - $23,918,640)	23,948,275

CORPORATE BONDS & NOTES - 18.2%
Bermuda - 0.2%
400,000		Intelsat Ltd., Senior Notes, 5.250% due 11/1/08	398,000

Canada - 0.2%
200,000	CAD	HSBC Financial Corp Ltd., Company Guaranteed Notes, 4.891% due 5/3/12	200,527
200,000	CAD	Province of Quebec Canada, 5.750% due 12/1/36	226,934

		Total Canada	427,461

Cayman Island - 1.5%
500,000	EUR	Hutchison Whampoa Finance 03/13 Ltd., 5.875% due 7/8/13	759,120
1,000,000		Mizuho Finance, 8.375% due 12/31/49	1,020,657
		MUFG Capital Finance:
900,000		1 Ltd., 6.346% due 12/31/49(c)	847,971
200,000	EUR	2 Ltd., 4.850% due 12/31/49(c)	252,789

		Total Cayman Island	2,880,537

Denmark - 1.2%
11,978,053	DKK	Realkredit Danmark A/S, 5.000% due 10/1/38(a)(c)	2,260,062

France - 0.5%
300,000	EUR	Caisse Nationale des Caisses d’Epargne et de Prevoyance, 6.117% due 12/31/49	410,955
300,000	EUR	France Telecom SA, Senior Unsubordinated Medium-Term Note, 7.250% due 1/28/13	483,314

		Total France	894,269

Germany - 0.1%
100,000		Deutsche Telekom International Finance BV, Company Guaranteed Notes, 8.250% due 6/15/30	124,521

Greece - 0.3%
370,000	EUR	Public Power Corp. Notes,, 4.500% due 3/12/09	543,432

Iceland - 0.1%
200,000		Landsbanki Islands HF, 5.730% due 8/25/09(b)(c)	199,576

Italy - 0.6%
720,000	EUR	Telecom Italia SpA, Medium-Term Note, 6.250% due 2/1/12	1,098,243

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

Japan - 1.3%
200,000	EUR	Bank of Tokyo-Mitsubishi UFJ Ltd., 3.500% due 12/16/15(c)	$279,787
400,000		Resona Bank Ltd., 5.850% due 12/31/49(b)(c)	378,678
		Sumitomo Mitsui:
100,000,000	JPY	1.483% due 12/31/49(c)	899,896
100,000,000	JPY	1.636% due 12/31/49	904,649

		Total Japan	2,463,010

Luxembourg - 0.4%
567,000	EUR	Hannover Finance Luxembourg SA, 5.000% due 12/31/49(c)	761,819

Netherlands - 0.4%
700,000		Rabobank Nederland, Senior Notes, 5.263% due 1/15/09(b)(c)	699,076

Spain - 0.3%
500,000		Santander Perpetual SA Unipersonal, 6.671% due 12/31/49(b)	483,468

United Kingdom - 1.8%
1,400,000		Barclays Bank PLC, Senior Unsubordinated Notes, 5.450% due 9/12/12	1,433,224
200,000		HBOS PLC, 5.920% due 12/31/49(b)(c)	178,929
300,000	CAD	National Grid PLC, Medium-Term Note, 4.980% due 6/22/11(b)	297,932
1,000,000		Royal Bank of Scotland Group PLC, Notes, 5.230% due 7/21/08(b)(c)	999,546
300,000		Royal Bank of Scotland Group PLC, Senior Notes, 5.238% due 12/21/07(b)(c)	300,000
100,000		Tate & Lyle International Finance PLC, 5.000% due 11/15/14(b)	97,463
100,000		XL Capital Europe PLC, 6.500% due 1/15/12	104,726

		Total United Kingdom	3,411,820

United States - 9.3%
100,000		Ace INA Holdings Inc., 5.875% due 6/15/14	101,240
500,000		American Express Medium-Term Note, 4.738% due 4/6/09(c)	496,725
300,000		AT&T Inc., 6.500% due 9/1/37	317,068
900,000		Bank of America Corp, Senior Unsecured Notes, 5.750% due 12/1/17	901,675
700,000		Bear Stearns Cos. Inc., Notes, 6.950% due 8/10/12	726,175
100,000		Capital One Financial Corp., Medium-Term Note, 5.700% due 9/15/11	96,008
200,000		Centerpoint Energy Inc., 5.875% due 6/1/08	200,273
900,000		CIT Group Inc., Medium-Term Note, 5.052% due 2/21/08(c)	890,612
200,000		CNA Financial Corp., 6.000% due 8/15/11	205,228
100,000		DaimlerChrysler NA Holding Corp., Company Guaranteed Notes, 5.750% due 9/8/11	102,681
200,000		DR Horton Inc., 4.875% due 1/15/10	185,369
400,000		El Paso Performance-Linked Trust, Notes, 7.750% due 7/15/11(b)	420,892
200,000		Fresenius Medical Care Capital Trust II, Company Guaranteed Notes, 7.875% due 2/1/08	200,500
		General Electric Capital Corp.:
500,000		Notes, 5.734% due 3/16/09(c)	499,733
600,000		Senior Unsecured Notes, 5.250% due 10/19/12	615,556
900,000		Genworth Global Funding Trusts, 5.754% due 2/10/09(c)	898,217
		GMAC LLC:
200,000		Bonds, 8.000% due 11/1/31	170,100
400,000		Notes, 6.360% due 9/23/08	388,345
100,000		GMAC LLC, Notes, 7.000% due 2/1/12	87,407
200,000		Goldman Sachs Group Inc., 5.660% due 3/22/16(c)	190,045
200,000		Harrah’s Operating Co. Inc., 5.498% due 2/8/08(b)(c)	200,058
100,000		HJ Heinz Finance Co., 6.000% due 3/15/12	104,917
300,000		HSBC Finance Corp., Medium-Term Note, 5.824% due 9/15/08(c)	299,761
300,000		IBJ Preferred Capital Co., 8.790% due 12/31/49(b)(c)	307,161
300,000		iStar Financial Inc., 5.150% due 3/1/12	259,203
1,500,000		JPMorgan Chase Bank NA, Subordinated Notes, 6.000% due 10/1/17	1,518,309
300,000		JPMorgan Chase Capital XX, 6.550% due 9/29/36	263,874
400,000		Mandalay Resort Group, Senior Unsecured Notes, 6.500% due 7/31/09	400,000
100,000		Mastr Adjustable Rate Mortgages Trust, Series 2004-6, Class 4A4, 4.140% due 7/25/34	99,149
200,000		Mizuho JGB Investment LLC, 9.870% due 12/31/49(b)(c)	205,973
900,000		Morgan Stanley, 5.006% due 2/9/09(c)	896,261
540,000	EUR	Pemex Project Funding Master Trust, 6.250% due 8/5/13(b)	827,553
800,000		Popular North America Inc., Medium-Term Note, Series F, 5.643% due 4/6/09(c)	803,859
200,000		Ryder System Inc., Medium-Term Note, 3.500% due 3/15/09	198,198
200,000		Sealed Air Corp., 6.950% due 5/15/09(b)	206,082

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

1,000,000		Skandinaviska Enskilda Banken AB, 4.869% due 2/13/09	$998,318
500,000		US BanCorp., Notes, 4.830% due 4/28/09(c)	497,964
1,000,000		Wachovia Bank NA/Old, Senior Notes, 5.250% due 3/23/09(c)	997,523
500,000		Wal-Mart Stores Inc., 5.594% due 6/16/08(c)	500,002
44,179		WaMu Mortgage Pass Through Certificates, Series 2003-AR5, Class A7, 4.208% due 6/25/33	43,876

		Total United States	17,321,890

		TOTAL CORPORATE BONDS & NOTES
		(Cost - $32,980,824)	33,967,184

MORTGAGE-BACKED SECURITIES - 29.8%
FHLMC - 1.0%
		Federal Home Loan Mortgage Corp, (FHLMC):
654,527		4.500% due 2/15/20	643,436
261,057		4.000% due 6/15/22	259,612
		Gold:
1,000,000		5.500% due 12/1/37	1,000,156

		Total FHLMC	1,903,204

FNMA - 28.8%
		Federal National Mortgage Association (FNMA):
165,293		4.883% due 1/25/21(c)	165,064
584,947		4.186% due 11/1/34(c)	583,522
39,155,023		5.500% due 5/1/34-12/1/37(d)	39,235,358
925,948		6.500% due 11/1/36-12/1/37	952,430
12,453,751		6.000% due 4/1/36-7/25/44	12,664,768

		Total FNMA	53,601,142

		TOTAL MORTGAGE-BACKED SECURITIES
		(Cost - $52,876,133)	55,504,346

MUNICIPAL BONDS - 0.1%
United States - 0.1%
200,000		Buckeye Ohio Tobacco Settlement, 5.88%, expires 6/1/47	190,174
100,000		Puerto Rico Sales Tax Financing Corp., 0.25%, expires 8/1/54(e)	9,116

		Total United States	199,290

		TOTAL MUNICIPAL BONDS
		(Cost - $204,384)	199,290

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.6%
U.S. Government Agency - 0.4%
800,000		Federal Home Loan Bank System, 3.250% due 1/9/09	793,716

U.S. GOVERNMENT OBLIGATIONS - 1.2%
		U.S. Treasury Bonds:
1,344,005		2.375% due 1/15/27	1,441,131
700,000		4.500% due 2/15/36	709,953

		Total U.S. GOVERNMENT OBLIGATIONS	2,151,084

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
		(Cost - $2,731,520)	2,944,800

U.S. TREASURY INFLATION PROTECTED SECURITY - 0.6%
1,005,950		U.S. Treasury Notes, Inflation Indexed, 2.625% due 7/15/17	1,095,465

Contracts
PURCHASED OPTIONS - 3.6%
Germany - 0.0%
283	EUR	Eurodollar Futures, Put @ $103.00, expires 2/22/08	2,079

United Kingdom - 0.0%
8,000,000	GBP	Swaption, 3 Month LIBOR, Call @ $5.30, expires 3/14/08	65,284

United States - 3.6%
2,700,000	EUR	Euro vs. U.S. Dollar, Call @ $1.36, expires 5/21/08	304,279
2,700,000	EUR	Euro vs. U.S. Dollar, Put @ $1.36, expires 5/21/08	14,985
400,000	EUR	Euro vs. U.S. Dollar, Call @ $1.38, expires 6/3/10	41,180
400,000	EUR	Euro vs. U.S. Dollar, Put @ $1.38, expires 6/3/10	14,414
2,200,000	EUR	Euro vs. U.S. Dollar, Put @ $1.39, expires 7/8/10	92,342
2,200,000	EUR	Euro vs. U.S. Dollar, Call @ $1.39, expires 7/8/10	203,713
20,000,000		Eurodollar Futures, Put @ $90.00, expires 2/5/08	80

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

1,500,000		Eurodollar Futures, Call @ $101.50, expires 2/5/08	$1,000
3,700,000		Swaption, 3 Month LIBOR, Call @ $5.00, expires 8/28/09	74,576
8,600,000		Swaption, 3 Month LIBOR, Call @ $5.00, expires 8/28/09	173,338
17,600,000		Swaption, 3 Month LIBOR, Call @ $5.00, expires 8/28/09	354,738
16,800,000		Swaption, 3 Month LIBOR, Call @ $5.00, expires 12/20/07	353,059
71,900,000		Swaption, 3 Month LIBOR, Call @ $4.75, expires 3/31/08	1,376,201
23,400,000		Swaption, 3 Month LIBOR, Call @ $4.75, expires 3/31/08	447,887
40,400,000		Swaption, 3 Month LIBOR, Call @ $5.00, expires 2/1/08	894,380
2,300,000		Swaption, 3 Month LIBOR, Call @ $5.00, expires 2/1/08	50,918
1,500,000		Swaption, 3 Month LIBOR, Call @ $4.75, expires 9/26/08	29,685
5,800,000		Swaption, 3 Month LIBOR, Call @ $4.75, expires 9/26/08	114,780
18,100,000		Swaption, 3 Month LIBOR, Call @ $4.75, expires 9/26/08	358,193
47,800,000		Swaption, 3 Month LIBOR, Call @ $5.30, expires 8/3/09	1,169,013
1,700,000		U.S. Dollar CAP/CMS, Call @ $0.29, expires 12/7/07	68,988
31		U.S. Dollar Futures, Call @ $147.00, expires 2/22/08	484
2,000,000		U.S. Dollar vs. Japanese Yen, Call @ JPY116.00, expires 12/5/07	48
3,500,000		U.S. Dollar vs. Japanese Yen, Put @ JPY114.65, expires 1/18/08	143,531
3,500,000		U.S. Dollar vs. Japanese Yen, Call @ JPY114.65, expires 1/18/08	11,315
1,700,000		U.S. Dollar vs. Japanese Yen, Call @ JPY120.00, expires 1/18/08	430
5,900,000		U.S. Dollar vs. Japanese Yen, Call @ JPY115.35, expires 2/13/08	20,674
5,900,000		U.S. Dollar vs. Japanese Yen, Put @ JPY115.35, expires 2/13/08	296,357
407		U.S. Treasury Notes 10 Year Futures, Call @ $136.00, expires 2/22/08	6,359
54		U.S. Treasury Notes 2 Year Futures, Call @ $120.00, expires 2/22/08	844
100		U.S. Treasury Notes 5 Year Futures, Call @ $125.00, expires 2/22/08	1,563
504		U.S. Treasury Notes 5 Year Futures, Call @ $127.00, expires 2/22/08	7,875

		Total United States	6,627,229

		TOTAL PURCHASED OPTIONS
		(Cost - $2,894,439)	6,694,592

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $215,928,382)	230,092,900

Face Amount
SHORT-TERM INVESTMENTS - 9.3%
COMMERCIAL PAPER - 5.8%
$1,800,000		Bank of Scotland PLC, 4.917% due 1/23/08(e)	1,787,094
3,100,000		Rabobank USA Finance Corp., 4.562% due 12/3/07(e)	3,099,215
300,000		Skandinaviska Enskilda Banken AB (SEB), 5.193% due 1/11/08(b)(e)	298,249
		Swedbank Hypotek AB:
5,200,000		5.199% due 1/17/08(e)	5,165,173
400,000		4.999% due 1/24/08(e)	397,030

		TOTAL COMMERCIAL PAPER
		(Cost - $10,746,761)	10,746,761

SOVEREIGN BONDS - 0.9%
1,144,000		Dutch Treasury Certificate, 3.945% due 12/19/07 (Cost - $1,648,208)(e)	1,677,237
TIME DEPOSITS - 2.0%
344,333	GBP	Bank of America - London, 5.050% due 9/1/07	708,275
		BBH - Grand Cayman:
317,267	DKK	3.250% due 12/3/07	60,998
82,590	CAD	3.650% due 12/3/07	82,471
1,352,927		4.110% due 12/3/07	1,352,927
11,925	NZD	7.250% due 12/3/07	9,014
1,013,400	EUR	JP Morgan Chase & Co. - London, 3.190% due 12/3/07	1,488,684

		TOTAL TIME DEPOSITS
		(Cost - $3,702,369)	3,702,369

U.S. GOVERNMENT OBLIGATIONS - 0.6%
		U.S. Treasury Bill:
1,180,000		3.290% due 12/13/07(e)(f)	1,178,520
60,000		3.060% due 2/28/08(e)	59,546

		TOTAL U.S. GOVERNMENT OBLIGATIONS
		(Cost - $1,238,066)	1,238,066

		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $17,335,404)	17,364,433

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

TOTAL INVESTMENTS - 132.7%
(Cost—$233,263,786#)	$247,457,333
Liabilities in Excess of Other Assets—(32.7%)	(61,046,586)

TOTAL NET ASSETS—100.0%	$186,410,747

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.
(d)	This security is traded on a to-be-announced (“TBA”) basis (See Note1).
(e)	Rate shown represents yield-to-maturity.
(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 83 and 84 for definitions of Ratings

Abbreviations used in this schedule:

EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
LIBOR	-	London Interbank Offered Rate
PLN	-	Polish Zloty

International Fixed Income Investments

Summary of Investments by Security Type* (unaudited)
Sovereign Bonds	42.7%
Mortgage-Backed Securities	22.4
Corporate Bonds & Notes	13.7
Collateralized Mortgage Obligations	9.7
Purchased Options	2.7
U.S. Government & Agency Obligations	1.2
U.S. Treasury Inflation Protected Securities	0.5
Municipal Bonds	0.1
Short-Term Investments	7.0

100.0%

*	As a percentage of total investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited)	November 30, 2007

Schedule of Options Written

Contracts		Security Name	Expiration Date	Strike Price	Value
United Kingdom
2,000,000	GBP	Swaption, 6 Month LIBOR, Call	3/14/08	$4.85	$33,462

					33,462

United States
2,500,000	EUR	Euro vs. U.S. Dollar, Put	5/19/08	1.36	15,968
2,500,000	EUR	Euro vs. U.S. Dollar, Put	5/21/08	1.36	267,633
7,300,000		Swaption, 3 Month LIBOR, Call	12/24/07	5.15	314,644
4,400,000		Swaption, 3 Month LIBOR, Call	1/30/08	5.46	363,336
2,400,000		Swaption, 3 Month LIBOR, Call	1/30/08	5.53	222,099
18,000,000		Swaption, 3 Month LIBOR, Call	2/1/08	5.10	744,616
1,000,000		Swaption, 3 Month LIBOR, Call	2/1/08	5.10	41,368
29,500,000		Swaption, 3 Month LIBOR, Call	3/31/08	4.90	1,012,965
10,200,000		Swaption, 3 Month LIBOR, Call	3/31/08	4.95	369,755
600,000		Swaption, 3 Month LIBOR, Call	9/26/08	4.95	21,536
2,500,000		Swaption, 3 Month LIBOR, Call	9/26/08	4.95	89,732
7,600,000		Swaption, 3 Month LIBOR, Call	9/26/08	4.95	272,786
20,800,000		Swaption, 3 Month LIBOR, Call	8/3/09	5.50	1,016,167
2,900,000		Swaption, 3 Month LIBOR, Call	8/28/09	5.32	145,799
5,900,000		Swaption, 3 Month LIBOR, Call	8/28/09	5.32	296,625
1,200,000		Swaption, 3 Month LIBOR, Call	8/28/09	5.32	60,331
1,000,000		Swaption, U.S. Treasury Bond, Call	3/4/08	5.25	58,952
36		U.S. Treasury Notes 10 Year Futures, Call	2/22/08	111.00	101,812

		Total United States			5,416,124

		TOTAL OPTIONS WRITTEN
		(Premiums received — $2,180,967)			$5,449,586

Schedule of Securities Sold Short

Face Amount	Security	Value
	Federal National Mortgage Association (FNMA)
$8,000,000	5.000% due 12/01/37(a)	$7,841,248
1,000,000	5.500% due 12/01/37(a)	1,001,719
1,000,000	6.000% due 12/01/37(a)	1,016,406
	U.S. Treasury Notes
7,700,000	5.125% due 5/15/16	8,356,910
3,700,000	4.625% due 11/15/16	3,887,316
29,350,000	4.500% due 11/15/15-5/15/17	30,581,923

	TOTAL OPEN SHORT SALES
	(Proceeds — $51,691,655)	$52,685,522

(a)	This security is traded on a to-be-announced (“TBA”) basis (See Note1).

MUNICIPAL BOND INVESTMENTS

Schedules of Investments (unaudited)	November 30, 2007

Face Amount	Rating	‡	Security	Value
MUNICIPAL BONDS - 99.9%
Alabama - 1.3%
$1,000,000	Aaa	(a)	Alabama State Board of Education, Revenue, Jefferson State Community College, AMBAC-Insured, 5.000% due 10/1/22	$1,054,860

Alaska - 1.7%
1,000,000	AAA		Anchorage, AK, GO, Refunding School, FGIC-Insured, 6.000% due 10/1/09	1,048,040
395,000	AAA		Valdez, Alaska, Marine Term Revenue, Exxon Pipeline Company Project, 3.590% due 10/1/25(b)	395,000

			Total Alaska	1,443,040

Arizona - 1.2%
1,000,000	Aaa	(a)	Arizona Student Loan Acquisition Authority Student Loan Revenue, Refunding, Senior Series A-1, GTDSTD-Insured, AMT, 5.650% due 5/1/14(c)	1,046,790

California - 7.5%
			California State:
2,000,000	A1		GO, 5.000% due 3/1/24	2,055,580
1,000,000	A+		GO, Refunding, 5.000% due 2/1/33(b)	1,009,740
1,110,000	AAA		Costa Mesa, CA, COP, Refunding, Public Facilities Project, MBIA-Insured, 5.000% due 10/1/18	1,175,956
1,000,000	AAA		Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, MBIA-Insured, 5.250% due 7/1/19	1,084,210
1,000,000	A3	(a)	Rancho Mirage Joint Powers Financing Authority, Eisenhower Medical Center, Series A, 5.000% due 7/1/27(b)	1,003,740

			Total California	6,329,226

Colorado - 4.3%
1,000,000	AA		Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Refunding, Revolving Fund Series A, 5.500% due 9/1/22	1,158,470
2,165,000	AA+		Longmont, CO, Sales & Use Tax Revenue, Refunding, 5.250% due 5/15/17	2,435,906

			Total Colorado	3,594,376

District of Columbia - 1.3%
1,075,000	AAA		Metropolitan Washington, D.C., Airport Authority System, Refunding, Series D, FSA-Insured, AMT, 5.375% due 10/1/18(c)	1,135,802

Florida - 10.3%
1,500,000	AA+		Broward County, FL, GO, Parks & Land Preservation Project, 5.000% due 1/1/19	1,586,745
1,000,000	AAA		Florida Municipal Loan Council Revenue, North Miami Beach Water Project, Series B, MBIA-Insured, 5.375% due 8/1/18(b)	1,079,410
1,000,000	AAA		Florida State Board of Education Lottery Revenue, Series C, FGIC-Insured, Pre-refunded 7/01/10 @101, 5.250% due 7/1/20(d)	1,058,660
1,315,000	AAA		Miami-Dade County, FL, Transit Sales Surtax Revenue, XLCA-Insured, 5.000% due 7/1/16	1,437,545
1,000,000	AAA		Miami-Dade County, Fl, Water & Sewer Revenue, XLCA-Insured, 5.000% due 10/1/21	1,066,280
1,075,000	AAA		Port St. Lucie, FL, Florida Stormwater Utility Revenue, MBIA-Insured, 5.000% due 5/1/23	1,109,217
			Tampa, Florida Utility Tax & Special Revenue:
195,000	AAA		Series A, AMBAC-Insured - Prerefunded 10/1/12 @ 101, 5.250% due 10/1/19(d)	213,205
1,055,000	AAA		Series A, AMBAC-Insured, 5.250% due 10/1/19	1,132,975

			Total Florida	8,684,037

Georgia - 2.6%
2,000,000			Augusta, GA, Water & Sewer Revenue, FSA-Insured, 5.000% due 10/1/21	2,176,280
Hawaii - 3.1%
1,500,000	AAA		Hawaii State, GO, Series DI, FSA-Insured, 5.000% due 3/1/10	1,556,505
			Maui County, HI, GO:
465,000	AA-		Series A, Prerefunded 3/1/11 @100, 5.500% due 3/1/15(d)	497,043
535,000	AA-		Series A, 5.500% due 3/1/15	567,464

			Total Hawaii	2,621,012

Illinois - 11.3%
			Chicago, IL:
1,000,000	AAA		Housing Authority Capital Program Revenue, Refunding, FSA-Insured, 5.000% due 7/1/14	1,060,880

MUNICIPAL BOND INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

1,000,000	AAA		Board of Education, GO, School Reform Board, Series A, FGIC-Insured, 5.250% due 12/1/20	1,122,430
			Illinois Finance Authority Revenue:
1,095,000	Baa1	(a)	Refunding, DePaul University, Series A, 5.375% due 10/1/19	1,197,810
2,000,000	AAA		OBG Bradley University, XLCA, 5.000% due 8/1/34(b)	2,066,420
855,000	AAA		Refunding, Health Services, Series B, 3.680% due 5/15/35(b)	855,000
315,000	AAA		Joliet, Illinois, Regional Port District Marine Terminal Revenue, Exxon Pipeline Company Project, 3.590% due 10/1/24(b)	315,000
1,800,000	A3	(a)	Quincy, IL, OBG Blessing Hospital, 5.000% due 11/15/29	1,783,368
1,000,000	AAA		University of Illinois, University Revenue, Auxiliary Facilities System, Series B, FGIC-Insured, 5.500% due 4/1/19	1,142,310

			Total Illinois	9,543,218

Indiana - 2.4%
1,000,000	Aaa	(a)	Allen County, IN, Public Library Building Corp., First Mortgage, MBIA-Insured, Prerefunded 1/15/11@ 101, 5.000% due 1/15/17(d)	1,060,700
1,000,000	AAA		Indiana Health Facility Financing Authority Hospital Revenue, Refunding, Methodist Hospital Industry, Series A, Escrowed to Maturity, 5.750% due 9/1/15(e)	1,005,790

			Total Indiana	2,066,490

Iowa - 1.3%
1,000,000	AAA		Des Moines, IA, Public Package Systems Revenue, Series A, FGIC-Insured, 5.750% due 6/1/13	1,055,630

Kansas - 1.4%
1,065,000	AA		Kansas State Development Finance Authority Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,145,503

Michigan - 1.3%
1,000,000	AAA		Michigan State House of Representatives, COP, AMBAC-Insured, 5.250% due 8/15/14(b)	1,101,700

Minnesota - 2.5%
977,578	AAA		Minneapolis & St. Paul, MN, Housing Finance Board Single Family Mortgage Revenue, Mortgage Backed Securities, Cityliving, Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27(b)	1,035,705
1,000,000	A2	(a)	Minnesota State Higher EFA Revenue, University St. Thomas, Series Six-I, 5.000% due 4/1/23	1,047,050

			Total Minnesota	2,082,755

Nevada - 6.9%
1,500,000	AAA		Clark County, NV, GO, Refunding Food Control, FGIC-Insured, 4.750% due 11/1/24	1,529,100
1,000,000	AAA		State of Nevada Highway Revenue, Motor Vehicle Fuel Tax, FGIC-Insured, 5.000% due 12/1/08	1,016,790
2,000,000	AAA		Truckee Meadows, Nevada, Water Authority, Water Revenue, XLCA-Insured, 4.875% due 7/1/34	2,034,280
1,220,000	AAA		University of Nevada, University Revenue, Community College System, FSA-Insured, Prerefunded 7/1/10 @100, 5.250% due 7/1/16(d)	1,281,256

			Total Nevada	5,861,426

New Jersey - 5.3%
1,750,000	AA-		New Jersey Economic Development Authority Revenue, School Facilities Construction, Series O, 5.000% due 3/1/12	1,858,868
1,500,000	A+		New Jersey Health Care Facilities Financing Authority, Atlanticare Regional Medical Center, 5.000% due 7/1/27	1,530,840
1,000,000	AAA		New Jersey State Transportation Corp., COP, Series A, AMBAC-Insured, 5.500% due 9/15/15	1,117,050

			Total New Jersey	4,506,758

New York - 6.4%
			New York City, NY:
250,000	AAA		Series A-7, 3.500% due 11/1/24(b)	250,000
1,000,000	AA		Series D, 5.000% due 11/1/27	1,023,990
395,000	AA+		Municipal Water Finance Authority, Water & Sewer Systems Revenue, 3.540% due 6/15/35(b)	395,000
1,450,000	AA+		Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series E, 5.000% due 6/15/38(b)	1,485,119
			New York State:
1,100,000	AAA		Urban Development Corp. Revenue, Refunding, Correctional Capital Facilities, Series A, FSA-Insured, 5.250% due 1/1/14	1,176,450
1,000,000	AA-		Dormitory Authority Revenue, Series B, Mandatory Put 5/15/12 @ 100, 5.250% due 11/15/23(b)	1,070,580

			Total New York	5,401,139

North Carolina - 1.2%
1,000,000	AAA		Johnston County, NC, GO, FGIC-Insured, 5.000% due 6/1/21	1,054,380

Ohio - 1.3%
1,000,000	AAA		Springboro Community City School District, MBIA-Insured, Prerefunded 6/1/14 @100, 5.000% due 12/1/25(d)	1,090,030

Oklahoma - 1.2%
1,000,000	AAA		Oklahoma City, OK, Airport Trust, Series A, FSA-Insured, Prerefunded 7/1/10 @100, 5.250% due 7/1/21(d)	1,050,210

MUNICIPAL BOND INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

Oregon - 1.2%
1,000,000	AAA		Oregon State Department Administrative Services, COP, Series A, FSA-Insured, 5.000% due 5/1/24	$1,049,130

Pennsylvania - 3.1%
1,370,000	Aaa	(a)	Central Bucks, PA School District, GO, FGIC Insured, 5.000% due 5/15/21	1,497,917
1,120,000	AAA		Mifflin County, PA, GO, Series A, FGIC-Insured, 5.000% due 9/1/27	1,155,638

			Total Pennsylvania	2,653,555

Tennessee - 3.0%
1,000,000	BBB+		Knox County, TN, Health & Housing Facilities Revenue, University Health System, 5.250% due 4/1/36	976,870
1,500,000	AA-		Tennessee Energy Acquisition Corp., Gas Revenue, Series A, 5.250% due 9/1/17	1,563,765

			Total Tennessee	2,540,635

Texas - 7.9%
180,000	AAA		Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue, 3.590% due 10/1/24(b)	180,000
200,000	AAA		Harris County, Texas Industrial Development Corp., Pollution Control Revenue, 3.590% due 3/1/24(b)	200,000
1,150,000	Aaa	(a)	Judson, Texas, GO Independant School District, PSF-GTD Insured, 5.000% due 2/1/20	1,233,732
475,000	AAA		Texas State Department of Housing & Community Affairs Residential Mortgage Revenue, Refunding, Series A, GNMA/FNMA-Insured, 6.200% due 7/1/19(c)	492,665
1,000,000	AAA		Texas State Transportation Commission, 5.000% due 4/1/27	1,049,320
1,000,000	AAA		University of North Texas, University Revenue, Financing System, FGIC-Insured, 5.000% due 4/15/18	1,044,490
1,390,000	AAA		University of Texas, University Revenues, Financing Systems, Series D, 5.000% due 8/15/34(b)	1,439,456
1,000,000			Waxahachie, Texas, GO, Series A, FSA-Insured, 5.000% due 8/1/25	1,048,330

			Total Texas	6,687,993

Utah - 1.6%
1,200,000	AAA		South Ogden City, UT, Sales Tax Revenue, FGIC-Insured, Pre-refunded 5/1/14 @100, 5.250% due 5/1/29	1,323,876

Washington - 2.5%
2,000,000	AAA		King County, Washington School District No. 210 Federal Way, FGIC-Insured, 5.000% due 12/1/23	2,119,380

Wisconsin - 4.2%
1,200,000	BBB		Franklin, WI, Solid Waste Disposal Revenue, Waste Management Wisconsin Inc., Series A, 4.950% due 11/1/16	1,195,056
1,000,000	Aaa	(a)	Sun Prairie, WI, Area School District, GO, FGIC-Insure, 5.625% due 4/1/16	1,047,400
1,340,000	BBB		Wisconsin State HEFA Revenue, Refunding, Divine Savior Healthcare, 5.500% due 5/1/26	1,346,191

			Total Wisconsin	3,588,647

Wyoming - 0.6%
155,000	AAA		Kemmerer, WY, Pollution Control Revenue, 3.590% due 11/1/14(b)	155,000
340,000	AAA		Lincoln County, WY, Pollution Control Revenue, 3.590% due 11/1/14	340,000

			Total Wyoming	495,000

			TOTAL MUNICIPAL BONDS
			(Cost - $83,349,210)	84,502,878

			TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
			(Cost - $83,349,210)	84,502,878

Face Amount
SHORT-TERM INVESTMENT
TIME DEPOSITS - 0.0%
$7,927			BBH - Grand Cayman, 4.110% due 12/3/07
			(Cost - $7,927)	7,927

			TOTAL INVESTMENTS - 99.9%
			(Cost - $83,357,137#)	84,510,805
			Other Assets in Excess of Liabilities - 0.1%	123,118

			TOTAL NET ASSETS - 100.0%	$84,633,923

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Rating by Moody’s Investors Service. All ratings are unaudited.
(b)	Variable rate securities. Coupon rates disclosed are those which are in effect at November 30, 2007.

MUNICIPAL BOND INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	-	Ambac Assurance Corporation
AMT	-	Alternative Minimum Tax
COP	-	Certificate of Participation
EFA	-	Educational Facilities Authority
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
GTDSTD	-	Guaranteed Student Loans
HEFA	-	Health & Educational Facilities Authority
MBIA	-	Municipal Bond Investors Assurance Corporation
PSF	-	Public School Fund Guaranteed
XLCA	-	XL Capital Assurance Inc.

Summary of Investments by Industry* (unaudited)
General Obligation	22.8%
Education	19.4
Water and Sewer	14.0
Hospitals	10.2
Tax Allocation	8.7
Pre-Refunded	5.3
Public Facilities	5.2
Transportation	3.9
Miscellaneous	3.9
Housing: Single-Family	3.1
Utilities	1.9
Industrial Development	0.8
Pollution Control	0.8

100.0%

MONEY MARKET INVESTMENTS

Schedules of Investments (unaudited)	November 30, 2007

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 100.2%
Certificate of Deposit - 5.0%
$3,000,000	Bank of Scotland PLC, 5.085% due 11/14/08(a)	$2,997,489
1,250,000	BNP Paribas NY Branch, 4.392% due 4/3/08(a)	1,249,739
2,000,000	Manufacturers & Traders Trust Co., 4.900% due 6/26/08(a)	1,999,395
1,250,000	Natixiz NY Branch, 5.198% due 6/9/08(a)	1,249,761

	Total Certificate of Deposit	7,496,384

COMMERCIAL PAPER - 77.7%
4,000,000	Alpine Securitization, 4.548% due 12/3/07(a)	4,000,000
3,500,000	American Honda Finance, 4.475% due 12/7/07(a)	3,498,250
3,000,000	Amsterdam Funding Corp., 4.504% due 12/4/07(a)	2,999,579
3,500,000	ANZ National ( Int’l) Ltd., 4.803% due 5/7/08(a)	3,429,778
3,000,000	Astrazeneca PLC, 3.801% due 12/27/07(a)	2,990,180
3,500,000	Barton Capital LLC, 4.486% due 12/7/07(a)	3,498,184
1,250,000	BASF AG, 4.452% due 12/13/07(a)	1,248,198
3,000,000	BP Capital Markets PLC, 4.902% due 12/3/07(a)	3,000,000
	Concord Minuteman Cap Co.:
3,500,000	4.549% due 12/3/07(a)	3,500,000
3,500,000	5.096% due 2/5/08(a)	3,468,578
3,000,000	Crown Point Capital Co., 4.691% due 1/18/08(a)	2,980,182
3,000,000	Curzon Funding LLC, 4.520% due 1/18/08(a)	2,980,335
3,000,000	Defca Bank PLC, 4.905% due 1/16/08(a)	2,981,282
3,500,000	Eksportfinans ASA, 4.495% due 1/7/08(a)	3,484,483
3,500,000	Gemini Security Corp., 4.460% due 1/8/08(a)	3,482,990
3,000,000	Govco LLC, 4.972% due 12/5/07(a)	2,999,158
3,250,000	Harford Financial Services, 4.776% due 12/5/07(a)	3,249,182
4,000,000	IBM International Group Capital, 4.589% due 12/21/07(a)	3,991,120
3,000,000	ING (US) Funding LLC, 5.223% due 1/16/08(a)	2,981,502
2,500,000	Irish Life & Permanent, 4.596% due 12/17/07(a)	2,494,930
4,000,000	Lexington Parker Capital, 5.189% due 1/7/08(a)	3,979,972
	Marshall & Ilsey Corp.:
3,500,000	5.172% due 12/3/07(a)	3,500,000
3,500,000	5.112% due 2/8/08a(a)	3,469,710
3,500,000	Metlife Inc., 4.646% due 12/12/07(a)	3,496,080
3,500,000	Nestle Capital Corp., 5.218% due 12/3/07(a)	3,500,000
3,000,000	Nestle Finance France SA, 5.115% due 8/2/08(a)	2,960,841
3,000,000	Paccar Financial Corp., 5.085% due 12/27/07(a)	2,990,560
3,500,000	PNC Funding Corp., 4.706% due 12/7/07(a)	3,498,095
3,500,000	Prudential Funding LLC, 4.399% due 12/3/07(a)	3,500,000
3,000,000	Royal Bank of Scotland PLC, 4.630% due 2/12/08	2,970,417
3,500,000	Southern Co., 4.740% due 12/3/07(a)	3,500,000
3,000,000	Swedish Export Credit, 4.667% due 1/17/08	2,982,750
3,500,000	Total Capital, 4.753% due 12/31/07	3,487,560
3,500,000	United Technologies Corp., 4.789% due 12/4/07	3,499,565
3,000,000	Wells Fargo & Co., 1.965% due 12/3/07(a)	3,000,000
3,500,000	Windmill Funding Corp., 5.285% due 1/3/08	3,484,448

	Total COMMERCIAL PAPER	117,077,909

Corporate Note - 0.8%

MONEY MARKET INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2007

1,250,000	Bank of America NA, 4.702% due 7/25/08(a)	$1,248,906
TIME DEPOSITS - 0.0%
774	BBH - Grand Cayman, 4.110% due 12/3/07	774
U.S. GOVERNMENT AGENCIES - 16.7%
22,555,000	Federal Home Loan Bank (FHLB), Discount Notes, 5.298% due 12/3/07(a)	22,555,000
2,685,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 5.332% due 2/25/08(a)	2,657,810

	Total U.S. GOVERNMENT AGENCIES	25,212,810

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $151,036,783)	151,036,783

	TOTAL INVESTMENTS - 100.2%
	(Cost - $151,036,783#)	151,036,783
	Liabilities in Excess of Other Assets - (0.2%)	(297,699)

	TOTAL NET ASSETS - 100.0%	$150,739,084

(a)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable

Bond Ratings (unaudited) (continued)

over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments (“Fund(s)”) are separate, diversified investment funds of the Consulting Group Capital Markets Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities that will mature in more than 60 days are valued using prices provided by independent pricing services, which are determined by such services’ analyses of a variety of factors, including transactions in debt securities, quotations from bond dealers, market transactions in comparable securities and relationships between securities.

Debt securities that will mature in 60 days or less and securities held by Money Market Investments are valued at amortized cost, which approximates current market value. This method involves valuing portfolio securities at cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Money Market Investments’ use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

When market quotations are not readily available, or are determined to be unreliable by the Trust’s Valuation Committee pursuant to procedures approved by the Trust’s Board of Trustees, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded and before the applicable Fund calculate its net asset value per share (“NAV”), the Trust may fair value these investments as determined by the Trust’s Valuation Committee in accordance with the procedures approved by the Trust’s Board of Trustees. Fair valuing of foreign securities is determined with the assistance of an independent pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Values from this pricing vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Valuation Committee.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. Certain Funds may enter into financial futures contracts to the extent permitted by their investment policies and objectives. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

Notes to Schedules of Investments (unaudited) (continued)

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Stripped Securities. Certain Funds may invest in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(g) Swaptions. Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.

When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Fund enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. The Fund bears the market risk arising from any change in index values or interest rates.

(h) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Notes to Schedules of Investments (unaudited) (continued)

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

An upfront payment received by the Fund, as the protector, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(i) Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, the Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and have no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases, the Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Funds’ Statements of Operations. For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into Credit Default Swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(j) Time Deposits. The Funds may purchase overnight time deposits issued by offshore branches of U.S. Banks that meet credit and risk standards established by the Custodian and approved by the Funds.

(k) Lending of Portfolio Securities. The Trust has an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Fund receives a lender’s fee. Fees earned by a Fund on securities lending are recorded as securities lending income. Loans of securities by a Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. Additionally, the Fund is exposed to risks that the borrower may not provide additional collateral when required or return the loaned securities when due. At November 30, 2007, the aggregate market value of the loaned securities and the value of the collateral each Fund received are as follows:

Loaned Securities

Fund	Market Value of Securities on Loan	Value of Collateral Held
Large Capitalization Growth Investments	$69,333,226	$67,926,234
Large Capitalization Value Equity Investments	91,824,020	88,253,135
Small Capitalization Growth Investments	81,923,581	80,112,137
Small Capitalization Value Equity Investments	46,084,576	44,744,997
International Equity Investments	54,213,001	51,655,399
Emerging Markets Equity Investments	28,736,997	28,078,708
Core Fixed Income Investments	2,240,635	2,196,473
High Yield Investments	4,451,467	4,363,415

(l) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(m) Short Sales of Securities. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

Notes to Schedules of Investments (unaudited) (continued)

(n) Mortgage Dollar Rolls. Certain Funds may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(o) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(p) Foreign Risk. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(q) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(r) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(s) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments Small Capitalization Value Equity Investments, International Equity Investments and Emerging Markets Equity Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis. Distributions from net investment income for International Fixed Income Investments, if any, are declared and paid on a quarterly basis. Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month. The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(t) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(u) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(v) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Subadviser pursuant to procedures approved by the Board of Trustees. The value of restricted securities is determined as described in Note 1.

2. Investments

At November 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Unrealized Appreciation/Depreciation

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
Large Capitalization Growth Investments	$2,581,451,919	$2,129,568,451	$451,883,468
Large Capitalization Value Equity Investments	1,890,482,920	1,713,327,647	177,155,273
Small Capitalization Growth Investments	462,042,302	382,922,863	79,119,439
Small Capitalization Value Equity Investments	365,584,651	339,543,061	26,041,590
International Equity Investments	1,737,477,134	1,461,255,606	276,221,528
Emerging Markets Equity Investments	644,569,071	410,139,335	234,429,736
Core Fixed Income Investments	1,299,191,654	1,282,625,755	16,565,899
High Yield Investments	132,239,993	136,634,439	(4,394,446)
International Fixed Income Investments	247,457,333	234,859,151	12,598,182
Municipal Bond Investments	84,510,805	83,357,137	1,153,668

Notes to Schedules of Investments (unaudited) (continued)

At November 30, 2007, the Funds had the following open futures contracts:

Emerging Markets Investments	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
MSCI Taiwan Index	208	12/07	$6,825,874	$7,028,320	$202,446

Net Unrealized Gain on Open Futures Contracts					$202,446

Core Fixed Income Investments	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90 Day Sterling Futures	39	9/08	$9,480,122	$9,507,197	$27,075
90 Day Sterling Futures	98	12/08	23,812,475	23,912,558	100,083
Euro Euribor	100	6/08	35,149,038	35,160,515	11,477
Euro Euribor	63	12/08	22,170,442	22,192,771	22,329
Euro Euribor	18	3/09	6,336,165	6,342,775	6,610
Euro-Bobl	16	12/07	2,532,086	2,553,710	21,624
Eurodollar	197	12/07	46,872,719	46,863,838	(8,881)
Eurodollar	38	3/08	9,084,288	9,103,850	19,562
Eurodollar	31	6/08	7,363,888	7,460,925	97,037
Eurodollar	482	9/08	115,333,875	116,276,475	942,600
Eurodollar	232	12/08	55,323,825	56,007,700	683,875
Eurodollar	9	3/09	2,163,050	2,172,150	9,100
Eurodollar	105	6/09	25,104,025	25,312,875	208,850
Eurodollar	33	9/09	7,885,363	7,944,338	58,975
Eurodollar	25	12/09	5,960,625	6,009,375	48,750
U.S. Treasury 2-Year Notes	80	3/08	16,806,220	16,808,750	2,530
U.S. Treasury 5-Year Notes	262	3/08	28,892,587	28,848,658	(43,929)

					2,207,667

Contracts to Sell:
90 Day Sterling Futures	269	6/08	65,353,955	65,423,120	(69,165)
U.S. Treasury 10-Year Notes	36	3/08	4,033,860	4,075,313	(41,453)
U.S. Treasury 2-Year Notes	117	12/07	24,167,812	24,573,657	(405,845)
U.S. Treasury Long Bond	157	3/08	18,809,626	18,398,438	411,188

					(105,275)

Net Unrealized Gain on Open Futures Contracts					$2,102,392

International Fixed Income Investments	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90 Day Sterling Futures	60	3/08	$14,537,816	$14,530,809	$(7,007)
90 Day Sterling Futures	19	9/08	4,604,662	4,631,711	27,049
90 Day Sterling Futures	73	12/08	17,730,292	17,812,416	82,124
90 Day Sterling Futures	36	3/09	8,726,816	8,786,056	59,240
90 Day Sterling Futures	28	6/09	6,788,243	6,832,159	43,916
Euro Euribor	75	3/08	26,353,805	26,323,562	(30,243)
Euro-Bobl	283	12/07	44,858,830	45,168,738	309,908
Eurodollar	84	3/08	19,900,150	20,124,300	224,150
Eurodollar	92	6/08	21,902,900	22,142,100	239,200
Japan Government Bonds—10 Year	16	12/07	19,538,566	19,744,068	205,502
Japan Government Bonds—10 Year	9	3/08	11,065,874	11,077,671	11,797
U.S. Treasury 10-Year Notes	218	3/08	24,512,328	24,678,282	165,954

					1,331,590

Contracts to Sell:
Euro-Bund	6	3/08	1,012,728	1,011,935	793
U.S. Treasury 2-Year Notes	54	12/07	11,136,985	11,341,688	(204,703)
U.S. Treasury 5-Year Notes	604	3/08	66,141,625	66,506,066	(364,441)
U.S. Treasury Long Bond	31	3/08	3,685,368	3,632,813	52,555

					(515,796)

Net Unrealized Gain on Open Futures Contracts					$815,794

Notes to Schedules of Investments (unaudited) (continued)

At November 30, 2007, Core Fixed Investments and International Fixed Investments held purchased options with a total cost of the following:

	Calls	Puts
Core Fixed Income Investments	$1,994,672	$141,250
International Fixed Income Investments	2,371,569	522,870

During the period ended November 30, 2007, written option transactions for the Core Fixed Income Investments and International Fixed Income Investments were as follows:

Core Fixed Income Investments	Number of Contracts	Premiums Received
Options written, outstanding at August 31, 2007	67,200,172	$773,566
Options written	57,700,278	1,156,815
Options closed	(256)	(38,281)
Options expired	(7,000,000)	(76,469)

Options written, outstanding at November 30, 2007	117,900,194	$1,815,631

International Fixed Income Investments	Number of Contracts	Premiums Received
Options written, outstanding at August 31, 2007	129,399,965	$1,926,736
Options written	9,400,036	429,550
Options closed	(10,100,036)	(105,809)
Options expired	(6,399,929)	(69,510)

Options written, outstanding at November 30, 2007	122,300,036	$2,180,967

At November 30, 2007, International Equity Investments, Core Fixed Income Investments, and International Fixed Income Investments had the following open forward foreign currency contracts as described below:

International Equity Investments

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Euro	1,136,867	$1,670,059	12/3/07	$(6,926)
Euro	107,698	158,208	12/4/07	(581)
Hong Kong Dollar	13,388,246	1,719,142	12/3/07	210
Hong Kong Dollar	1,155,048	148,316	12/4/07	52
Japanese Yen	193,191,689	1,739,760	12/4/07	(14,933)
Singapore Dollar	90,090	62,361	12/4/07	213
Singapore Dollar	120,331	83,303	12/5/07	173

				(21,792)

Contracts to Sell:
Japanese Yen	132,284,876	1,191,273	12/3/07	15,046

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(6,746)

Core Fixed Income Investments

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Brazilian Real	7,292,251	$3,984,473	7/2/08	$271,641
Canadian Dollar	90,000	89,951	12/20/07	(4,802)
Indian Rupee	141,265,434	3,556,736	5/12/08	166,289
Japanese Yen	1,129,241,000	10,180,293	12/13/07	230,184
Mexican Peso	8,982,412	817,655	3/13/08	29,655
Pound Sterling	292,000	600,339	12/20/07	(8,948)
Russian Ruble	64,248,210	2,624,454	1/11/08	119,454
Russian Ruble	148,818,685	6,039,831	7/10/08	163,468
South Korean Won	1,652,070,445	1,814,862	8/4/08	27,474
Swiss Franc	1,043,000	924,515	12/6/07	55,855
Yuan Renminbi	35,157,669	4,799,660	1/10/08	38,041
Yuan Renminbi	7,225,000	997,947	2/27/08	(2,054)
Yuan Renminbi	23,328,711	3,227,473	3/5/08	50,473
Yuan Renminbi	33,950,958	4,912,952	10/10/08	(32,581)

				1,104,149

Contracts to Sell:
Euro	2,596,000	3,814,276	12/12/07	(56,758)
Japanese Yen	126,518,142	1,140,582	12/13/07	37,418
Mexican Peso	8,982,412	817,655	3/13/08	(4,038)
Pound Sterling	2,423,000	4,981,579	12/20/07	19,130
Pound Sterling	1,187,846	2,441,610	12/27/07	(8,610)
Russian Ruble	50,920,000	2,080,014	1/11/08	(80,014)
Yuan Renminbi	35,157,669	4,799,660	1/10/08	(1,540)
Yuan Renminbi	12,200,000	1,687,841	3/5/08	(15,463)

				(109,875)

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$994,274

Notes to Schedules of Investments (unaudited) (continued)

International Fixed Income Investments

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	9,198,311	$8,138,629	12/6/07	$(296,222)
Brazilian Real	7,117,387	3,953,542	3/4/08	384,415
Brazilian Real	9,359,081	5,113,785	7/2/08	63,816
Chilean Peso	60,000,000	118,423	3/13/08	4,571
Euro	480,000	705,155	12/6/07	1,787
Euro	3,553,000	5,220,386	12/12/07	23,700
Indian Rupee	47,204,400	1,188,497	5/12/08	36,468
Indian Rupee	2,693,600	67,688	8/12/08	(179)
Japanese Yen	147,928,752	1,332,308	12/5/07	(1,141)
Japanese Yen	317,520,058	2,862,495	12/13/07	25,090
Malaysian Ringgits	10,611,249	3,169,908	5/12/08	11,500
Malaysian Ringgits	612,854	183,385	8/4/08	3,266
Mexican Peso	18,521,206	1,685,957	3/13/08	41,820
New Taiwan Dollar	12,428,584	387,628	1/28/08	1,167
New Zealand Dollar	4,342,198	3,319,216	1/3/08	60,830
Norwegian Krone	8,799,000	1,591,980	12/6/07	37,751
Pound Sterling	175,000	359,946	12/6/07	(5,043)
Pound Sterling	445,000	915,291	12/6/07	(12,823)
Pound Sterling	125,000	256,994	12/20/07	(3,831)
Russian Ruble	15,322,915	626,801	12/10/07	2,650
Russian Ruble	88,495,800	3,614,936	1/11/08	222,936
Russian Ruble	29,390,715	1,192,827	7/10/08	31,827
Singapore Dollar	79,822	55,299	12/13/07	299
Singapore Dollar	411,125	286,096	2/15/08	96
Singapore Dollar	599,166	417,064	2/20/08	14,479
Singapore Dollar	13,000	9,094	5/22/08	210
South Korean Won	145,454,800	158,788	1/30/08	788
South Korean Won	1,563,455,770	1,717,792	5/30/08	21,926
South Korean Won	50,231,500	55,181	8/4/08	181
Swedish Krona	11,366,000	1,781,174	12/6/07	31,624
Yuan Renminbi	30,652,908	4,184,678	1/10/08	31,527
Yuan Renminbi	12,590,897	1,742,711	3/7/08	20,711
Yuan Renminbi	9,621,558	1,347,620	4/28/08	9,620
Yuan Renminbi	9,708,595	1,379,263	7/2/08	36,642

				802,458

Contracts to Sell:
Australian Dollar	3,587,204	3,173,186	12/13/07	70,106
Australian Dollar	5,382,000	4,759,424	12/20/07	(17,882)
Canadian Dollar	1,197,000	1,196,346	12/20/07	63,869
Chilean Peso	58,150,000	114,772	3/13/08	(4,827)
Danish Krone	11,292,000	2,224,479	12/6/07	(152,552)
Euro	56,406,000	82,876,752	12/12/07	(1,204,870)
Japanese Yen	147,928,752	1,332,308	12/5/07	23,692
Japanese Yen	1,033,984,703	9,321,542	12/13/07	(165,643)
Mexican Peso	5,861,806	533,591	3/13/08	(11,591)
New Zealand Dollar	4,324,000	3,309,973	12/20/07	(60,487)
Norwegian Krone	4,968,787	898,990	12/6/07	29,125
Norwegian Krone	3,856,944	697,827	12/6/07	5,541
Polish Zloty	7,061,000	2,867,398	3/13/08	(421,776)
Pound Sterling	3,277,933	6,739,283	12/20/07	15,796
Pound Sterling	12,206	25,090	12/27/07	(90)
Russian Ruble	15,322,915	626,801	12/10/07	(801)
Russian Ruble	69,686,980	2,846,621	1/11/08	(106,621)
Russian Ruble	15,322,915	617,315	11/5/08	(1,999)
South Korean Won	746,785,800	815,239	1/30/08	(239)
South Korean Won	674,089,200	740,632	5/30/08	(2,632)
Swedish Krona	9,002,000	1,410,710	12/6/07	(8,592)
Swedish Krona	2,320,213	363,602	12/6/07	1,387
Yuan Renminbi	30,652,908	4,184,678	1/10/08	(57,424)
Yuan Renminbi	12,590,897	1,742,711	3/7/08	(29,987)
Yuan Renminbi	9,708,595	1,379,263	7/2/08	(35,420)

				(2,073,917)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(1,271,459)

Notes to Schedules of Investments (unaudited) (continued)

At November 30, 2007, Core Fixed Income Investments held the following interest rate swap contracts:

Core Fixed Income Investments
Swap Counterparty:	Morgan Stanley
Effective Date:	December 15, 2008
Notional Amount:	5,700,000 AUD
Payments Made by Fund:	Floating Rate (6-Month AUD BB)
Payments Received by Fund:	Fixed Rate, 7.00%
Termination Date:	December 15, 2009
Unrealized Depreciation	$(28,644)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	May 16, 2007
Notional Amount:	8,400,000 BRL
Payments Made by Fund:	Floating Rate (BR-CDI-Compounded)
Payments Received by Fund:	Fixed Rate, 10.15%
Termination Date:	January 2, 2012
Unrealized Depreciation	$(286,014)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	May 16, 2007
Notional Amount:	28,300,000 BRL
Payments Made by Fund:	Floating Rate (BR-CDI-Compounded)
Payments Received by Fund:	Fixed Rate, 10.12%
Termination Date:	January 2, 2012
Unrealized Depreciation	$(632,382)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	June 18, 2014
Notional Amount:	1,600,000 EUR
Payments Made by Fund:	Floating Rate (6-Month EUR-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 18, 2034
Unrealized Depreciation	$(10,808)

Swap Counterparty:	UBS Securities LLC
Effective Date:	October 15, 2005
Notional Amount:	200,000 EUR
Payments Made by Fund:	Floating Rate (French CPI Ex-Tobacco Daily Reference Index)
Payments Received by Fund:	Fixed Rate, 2.15%
Termination Date:	October 15, 2010
Unrealized Appreciation	$3,147

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2006
Notional Amount:	3,300,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6-Month GBP-LIBOR)
Termination Date:	September 15, 2010
Unrealized Depreciation	$(41,401)

Swap Counterparty:	HSBC Bank USA
Effective Date:	June 15, 2007
Notional Amount:	4,400,000 GBP
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 15, 2009
Unrealized Depreciation	$(7,689)

Swap Counterparty:	Morgan Stanley
Effective Date:	September 18, 2008
Notional Amount:	5,400,000 GBP
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)
Payments Received by Fund:	Fixed Rate, 6.00%
Termination Date:	September 18, 2009
Unrealized Appreciation	$52,370

Swap Counterparty:	Barclays Bank PLC
Effective Date:	December 20, 2007
Notional Amount:	40,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	December 20, 2016
Unrealized Depreciation	$(17,426)

Swap Counterparty:	UBS Securities LLC
Effective Date:	December 20, 2007
Notional Amount:	90,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	December 20, 2016
Unrealized Depreciation	$(37,915)

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	November 17, 2006
Notional Amount:	44,000,000 MXN
Payments Made by Fund:	Floating Rate (28 Day Mexico Interbank TIIE Banxico)
Payments Received by Fund:	Fixed Rate, 8.17%
Termination Date:	November 4, 2016
Unrealized Depreciation	$(56,227)

Swap Counterparty:	Bank of America
Effective Date:	December 19, 2007
Notional Amount:	8,000,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	December 19, 2009
Unrealized Appreciation	$236,580

Swap Counterparty:	Bank of America
Effective Date:	June 20, 2007
Notional Amount:	100,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)
Termination Date:	June 20, 2022
Unrealized Depreciation	$(6,289)

Swap Counterparty:	Bank of America
Effective Date:	June 15, 2005
Notional Amount:	1,500,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 6.00%
Termination Date:	June 15, 2035
Unrealized Appreciation	$94,724

Swap Counterparty:	Barclays Bank PLC
Effective Date:	December 19, 2007
Notional Amount:	500,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	December 19, 2009
Unrealized Appreciation	$13,561

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 18, 2008
Notional Amount:	200,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 18, 2010
Unrealized Appreciation	$526

Swap Counterparty:	Deutsche Bank AG
Effective Date:	June 18, 2008
Notional Amount:	7,300,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 4.00%
Termination Date:	June 18, 2010
Unrealized Appreciation	$9,382

Swap Counterparty:	Deutsche Bank AG
Effective Date:	December 19, 2007
Notional Amount:	5,400,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	December 19, 2014
Unrealized Appreciation	$368,195

Swap Counterparty:	Deutsche Bank AG
Effective Date:	December 19, 2007
Notional Amount:	5,700,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.20%
Termination Date:	December 19, 2017
Unrealized Appreciation	$335,417

Swap Counterparty:	Deutsche Bank AG
Effective Date:	December 19, 2007
Notional Amount:	1,300,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	December 19, 2037
Unrealized Appreciation	$181,752

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	December 19, 2007
Notional Amount:	5,800,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	December 19, 2037
Unrealized Appreciation	$872,605

Swap Counterparty:	Lehman Brothers, Inc.
Effective Date:	December 19, 2007
Notional Amount:	2,600,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	December 19, 2012
Unrealized Appreciation	$159,765

Swap Counterparty:	Lehman Brothers, Inc.
Effective Date:	May 18, 2007
Notional Amount:	2,100,000 USD
Payments Made by Fund:	Floating Rate (ATMF Straddle Premium)
Payments Received by Fund:	Fixed Rate, 4.65%
Termination Date:	May 18, 2017
Unrealized Appreciation	$156,801

Swap Counterparty:	Lehman Brothers, Inc.
Effective Date:	May 24, 2007
Notional Amount:	1,200,000 USD
Payments Made by Fund:	Floating Rate (ATMF Straddle Premium)
Payments Received by Fund:	Fixed Rate, 4.52%
Termination Date:	May 24, 2017
Unrealized Appreciation	$102,727

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	December 17, 2008
Notional Amount:	10,100,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 4.00%
Termination Date:	December 17, 2010
Unrealized Appreciation	$13,787

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	December 19, 2007
Notional Amount:	6,800,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	December 19, 2017
Unrealized Appreciation	$357,360

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	December 19, 2007
Notional Amount:	16,100,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	December 19, 2012
Unrealized Appreciation	$884,794

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	December 19, 2007
Notional Amount:	4,000,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)
Termination Date:	December 19, 2017
Unrealized Appreciation	$211,861

Notes to Schedules of Investments (unaudited)

At November 30, 2007, Core Fixed Income Investments held the following credit default swap contracts:

Credit Default Swaps
Core Fixed Income Investments
Swap Counterparty:	Bank of America
Effective Date:	March 21, 2007
Reference Entity:	Dow Jones CDX HVOL8 Index
Notional Amount:	1,300,000 USD
Termination Date:	June 20, 2012
Unrealized Depreciation	$(18,373)

Swap Counterparty:	Bank of America
Effective Date:	September 15, 2007
Reference Entity:	Black & Decker Corp.
Notional Amount:	500,000 USD
Termination Date:	December 20, 2012
Unrealized Appreciation	$3,499

Swap Counterparty:	Bank of America
Effective Date:	September 15, 2007
Reference Entity:	Clorox Co.
Notional Amount:	500,000 USD
Termination Date:	December 20, 2012
Unrealized Appreciation	$1,242

Swap Counterparty:	Bank of America
Effective Date:	September 15, 2007
Reference Entity:	Sherwin-Williams
Notional Amount:	600,000 USD
Termination Date:	December 20, 2012
Unrealized Appreciation	$3,436

Swap Counterparty:	Barclays Bank PLC
Effective Date:	October 19, 2006
Reference Entity:	ISTAR Financial
Notional Amount:	300,000 USD
Termination Date:	March 20, 2011
Unrealized Appreciation	$34,629

Swap Counterparty:	Barclays Bank PLC
Effective Date:	October 18, 2006
Reference Entity:	Daimler Finance North America
Notional Amount:	600,000 USD
Termination Date:	September 20, 2011
Unrealized Depreciation	$(3,131)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	November 14, 2006
Reference Entity:	Daimler Finance North America
Notional Amount:	300,000 USD
Termination Date:	September 20, 2011
Unrealized Depreciation	$(1,264)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 21, 2006
Reference Entity:	Dow Jones CDX HVOL7 Index
Notional Amount:	1,900,000 USD
Termination Date:	December 20, 2011
Unrealized Appreciation	$67,316

Swap Counterparty:	Barclays Bank PLC
Effective Date:	May 19, 2007
Reference Entity:	Baxter International Inc.
Notional Amount:	800,000 USD
Termination Date:	June 20, 2012
Unrealized Appreciation	$1,429

Swap Counterparty:	Barclays Bank PLC
Effective Date:	May 19, 2007
Reference Entity:	Schlumberger Ltd.
Notional Amount:	1,000,000 USD
Termination Date:	June 20, 2012
Unrealized Appreciation	$4,911

Swap Counterparty:	Barclays Bank PLC
Effective Date:	March 21, 2007
Reference Entity:	Dow Jones CDX 10 YR Index
Notional Amount:	4,700,000 USD
Termination Date:	June 20, 2017
Unrealized Depreciation	$(24,538)

Swap Counterparty:	Bear Stearns & Co., Inc.
Effective Date:	September 28, 2007
Reference Entity:	Dow Jones CDX HY-9 100 Index
Notional Amount:	4,800,000 USD
Termination Date:	December 20, 2012
Unrealized Depreciation	$(160,647)

Swap Counterparty:	Bear Stearns & Co., Inc.
Effective Date:	September 15, 2007
Reference Entity:	Nordstrom Inc.
Notional Amount:	600,000 USD
Termination Date:	December 20, 2012
Unrealized Appreciation	$8,205

Swap Counterparty:	Bear Stearns & Co., Inc.
Effective Date:	June 28, 2005
Reference Entity:	Trinity CDO, Ltd.
Notional Amount:	2,000,000 USD
Termination Date:	March 8, 2040
Unrealized Appreciation	$1,139,936

Swap Counterparty:	Bear Stearns & Co., Inc.
Effective Date:	October 17, 2006
Reference Entity:	ESP Funding, Ltd.
Notional Amount:	700,000 USD
Termination Date:	October 5, 2046
Unrealized Appreciation	$500,098

Swap Counterparty:	BNP Paribas Bank
Effective Date:	July 27, 2007
Reference Entity:	Morgan Stanley
Notional Amount:	2,100,000 USD
Termination Date:	September 20, 2012
Unrealized Depreciation	$(4,008)

Swap Counterparty:	BNP Paribas Bank
Effective Date:	November 16, 2006
Reference Entity:	HSBC Finance Corp.
Notional Amount:	300,000 USD
Termination Date:	December 20, 2013
Unrealized Appreciation	$17,479

Swap Counterparty:	Credit Suisse Securities (USA) LLC
Effective Date:	November 10, 2007
Reference Entity:	GM Corp.
Notional Amount:	500,000 USD
Termination Date:	December 20, 2012
Unrealized Appreciation	$3,800

Swap Counterparty:	Deutsche Bank AG
Effective Date:	May 13, 2006
Reference Entity:	Republic of Hungary
Notional Amount:	800,000 USD
Termination Date:	May 20, 2016
Unrealized Appreciation	$2,889

Swap Counterparty:	Deutsche Bank AG
Effective Date:	October 26, 2006
Reference Entity:	Goodrich Corp.
Notional Amount:	300,000 USD
Termination Date:	September 20, 2016
Unrealized Depreciation	$(3,808)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	January 10, 2007
Reference Entity:	AIG Corp.
Notional Amount:	1,500,000 USD
Termination Date:	March 20, 2008
Unrealized Depreciation	$(2,807)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	September 15, 2007
Reference Entity:	Wal-Mart Stores Inc.
Notional Amount:	600,000 USD
Termination Date:	December 20, 2012
Unrealized Appreciation	$513

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	September 21, 2007
Reference Entity:	Dow Jones CDX IG9 10Y Index
Notional Amount:	4,600,000 USD
Termination Date:	December 20, 2017
Unrealized Appreciation	$56,124

Swap Counterparty:	HSBC Bank USA
Effective Date:	February 8, 2007
Reference Entity:	Russian Federation
Notional Amount:	700,000 USD
Termination Date:	February 20, 2008
Unrealized Depreciation	$(85)

Swap Counterparty:	J.P. Morgan Chase & Co.
Effective Date:	September 21, 2006
Reference Entity:	Dow Jones CDX XO7 Index
Notional Amount:	2,000,000 USD
Termination Date:	December 20, 2011
Unrealized Appreciation	$73,758

Swap Counterparty:	J.P. Morgan Chase & Co.
Effective Date:	May 13, 2006
Reference Entity:	Republic of Hungary
Notional Amount:	800,000 USD
Termination Date:	May 20, 2016
Unrealized Appreciation	$3,166

Swap Counterparty:	Lehman Brothers, Inc.
Effective Date:	March 21, 2007
Reference Entity:	Dow Jones CDX IG8 Index
Notional Amount:	1,300,000 USD
Termination Date:	June 20, 2012
Unrealized Appreciation	$10,416

Swap Counterparty:	Lehman Brothers, Inc.
Effective Date:	September 15, 2007
Reference Entity:	Masco Corp.
Notional Amount:	1,400,000 USD
Termination Date:	September 20, 2012
Unrealized Appreciation	$15,517

Swap Counterparty:	Lehman Brothers, Inc.
Effective Date:	September 15, 2007
Reference Entity:	Viacom
Notional Amount:	800,000 USD
Termination Date:	September 20, 2012
Unrealized Depreciation	$(2,114)

Swap Counterparty:	Lehman Brothers, Inc.
Effective Date:	September 15, 2007
Reference Entity:	Kohl’s Corp.
Notional Amount:	500,000 USD
Termination Date:	December 20, 2012
Unrealized Appreciation	$9,683

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	March 28, 2007
Reference Entity:	Dow Jones CDX HY-8 100 Index
Notional Amount:	5,400,000 USD
Termination Date:	June 20, 2012
Unrealized Appreciation	$118,362

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	July 24, 2007
Reference Entity:	GMAC
Notional Amount:	4,000,000 USD
Termination Date:	September 20, 2017
Unrealized Depreciation	$(252,239)

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	April 4, 2007
Reference Entity:	Saratoga CLO I, Ltd.
Notional Amount:	1,000,000 USD
Termination Date:	December 15, 2019
Unrealized Appreciation	$128,787

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	April 4, 2007
Reference Entity:	Saratoga CLO I, Ltd.
Notional Amount:	1,100,000 USD
Termination Date:	December 15, 2019
Unrealized Appreciation	$93,014

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	April 4, 2007
Reference Entity:	Race Point CLO
Notional Amount:	800,000 USD
Termination Date:	April 15, 2020
Unrealized Appreciation	$87,116

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	April 4, 2007
Reference Entity:	Race Point CLO
Notional Amount:	1,100,000 USD
Termination Date:	April 15, 2020
Unrealized Appreciation	$151,492

Swap Counterparty:	Morgan Stanley
Effective Date:	June 20, 2007
Reference Entity:	Russian Federation
Notional Amount:	200,000 USD
Termination Date:	June 20, 2008
Unrealized Depreciation	$(219)

Swap Counterparty:	Morgan Stanley
Effective Date:	August 31, 2005
Reference Entity:	Republic of Turkey
Notional Amount:	200,000 USD
Termination Date:	September 20, 2010
Unrealized Depreciation	$(9,205)

Swap Counterparty:	Morgan Stanley
Effective Date:	April 6, 2007
Reference Entity:	Target Corp.
Notional Amount:	1,900,000 USD
Termination Date:	June 20, 2012
Unrealized Appreciation	$23,632

Swap Counterparty:	Morgan Stanley
Effective Date:	September 15, 2007
Reference Entity:	TJX Cos., Inc. (the)
Notional Amount:	600,000 USD
Termination Date:	December 20, 2012
Unrealized Appreciation	$4,215

Swap Counterparty:	Morgan Stanley
Effective Date:	October 26, 2006
Reference Entity:	Sealed Air Corp.
Notional Amount:	300,000 USD
Termination Date:	September 20, 2013
Unrealized Appreciation	$4,048

Swap Counterparty:	Morgan Stanley
Effective Date:	May 13, 2006
Reference Entity:	Republic of Hungary
Notional Amount:	1,600,000 USD
Termination Date:	May 20, 2016
Unrealized Appreciation	$6,888

Swap Counterparty:	Morgan Stanley
Effective Date:	September 21, 2006
Reference Entity:	Dow Jones CDX IG7 10 YR Index
Notional Amount:	1,100,000 USD
Termination Date:	December 20, 2016
Unrealized Appreciation	$25,970

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	April 13, 2007
Reference Entity:	Autozone Inc.
Notional Amount:	800,000 USD
Termination Date:	June 20, 2017
Unrealized Appreciation	$460

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	April 24, 2007
Reference Entity:	Autozone Inc.
Notional Amount:	400,000 USD
Termination Date:	June 20, 2017
Unrealized Appreciation	$1,167

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	April 28, 2007
Reference Entity:	Autozone Inc.
Notional Amount:	300,000 USD
Termination Date:	June 20, 2017
Unrealized Appreciation	$758

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	April 13, 2007
Reference Entity:	Newell Rubbermaid Inc.
Notional Amount:	400,000 USD
Termination Date:	June 20, 2017
Unrealized Appreciation	$926

Swap Counterparty:	UBS Securities LLC
Effective Date:	April 13, 2007
Reference Entity:	Newell Rubbermaid Inc.
Notional Amount:	200,000 USD
Termination Date:	June 20, 2017
Unrealized Appreciation	$542

Notes to Schedules of Investments (unaudited) (continued)

At November 30, 2007, International Fixed Income Investments held the following interest rate swap contracts:

Interest Rate Swap Contracts
International Fixed Income Investments

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2008
Notional Amount:	11,700,000 AUD
Payments Made by Fund:	Floating Rate (3-Month AUD BB)
Payments Received by Fund:	Fixed Rate, 7.00%
Termination Date:	September 15, 2009
Unrealized Depreciation	$ (53,981)

Swap Counterparty:	Credit Suisse Securities (USA) LLC
Effective Date:	June 16, 2008
Notional Amount:	2,100,000 AUD
Payments Made by Fund:	Floating Rate (6-Month AUD BB)
Payments Received by Fund:	Fixed Rate, 7.25%
Termination Date:	June 15, 2013
Unrealized Appreciation	$ 569

Swap Counterparty:	Deutsche Bank AG
Effective Date:	January 15, 2008
Notional Amount:	8,050,000 AUD
Payments Made by Fund:	Floating Rate (3-Month AUD BB)
Payments Received by Fund:	Fixed Rate, 6.50%
Termination Date:	January 15, 2009
Unrealized Depreciation	$ (46,930)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	June 16, 2008
Notional Amount:	12,500,000 AUD
Payments Made by Fund:	Floating Rate (6-Month AUD BB)
Payments Received by Fund:	Fixed Rate, 7.00%
Termination Date:	June 15, 2010
Unrealized Depreciation	$ (103,438)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	June 16, 2008
Notional Amount:	3,800,000 AUD
Payments Made by Fund:	Fixed Rate, 6.50%
Payments Received by Fund:	Floating Rate (6-Month AUD BB)
Termination Date:	June 15, 2017
Unrealized Depreciation	$ (557)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	December 15, 2007
Notional Amount:	900,000 AUD
Payments Made by Fund:	Fixed Rate, 6.75%
Payments Received by Fund:	Floating Rate (6-Month AUD BB)
Termination Date:	December 15, 2017
Unrealized Appreciation	$ 111

Swap Counterparty:	HSBC Bank USA
Effective Date:	June 15, 2007
Notional Amount:	7,500,000 AUD
Payments Made by Fund:	Floating Rate (6-Month AUD BB)
Payments Received by Fund:	Fixed Rate, 6.00%
Termination Date:	June 15, 2012
Unrealized Depreciation	$ (300,646)

Swap Counterparty:	HSBC Bank USA
Effective Date:	June 15, 2007
Notional Amount:	4,300,000 AUD
Payments Made by Fund:	Fixed Rate, 6.00%
Payments Received by Fund:	Floating Rate (6-Month AUD BBSW)
Termination Date:	June 15, 2017
Unrealized Appreciation	$ 228,173

Swap Counterparty:	Morgan Stanley
Effective Date:	June 16, 2008
Notional Amount:	4,700,000 AUD
Payments Made by Fund:	Floating Rate (6-Month AUD BB)
Payments Received by Fund:	Fixed Rate, 7.00%
Termination Date:	June 15, 2010
Unrealized Depreciation	$ (35,489)

Swap Counterparty:	Morgan Stanley
Effective Date:	June 16, 2008
Notional Amount:	2,400,000 AUD
Payments Made by Fund:	Fixed Rate, 6.50%
Payments Received by Fund:	Floating Rate (6-Month AUD BB)
Termination Date:	June 15, 2017
Unrealized Depreciation	$ (4,594)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	May 16, 2007
Notional Amount:	12,400,000 BRL
Payments Made by Fund:	Floating Rate (BR-CDI-Compounded)
Payments Received by Fund:	Fixed Rate, 10.15%
Termination Date:	January 2, 2012
Unrealized Depreciation	$ (194,788)

Swap Counterparty:	UBS Securities LLC
Effective Date:	July 3, 2007
Notional Amount:	8,000,000 BRL
Payments Made by Fund:	Fixed Rate, 10.58%
Payments Received by Fund:	Floating Rate (BR-CDI-Compounded)
Termination Date:	January 2, 2012
Unrealized Depreciation	$ (124,418)

Swap Counterparty:	Credit Suisse Securities (USA) LLC
Effective Date:	September 19, 2007
Notional Amount:	10,000,000 EUR
Payments Made by Fund:	Floating Rate (6-Month EUR Euribor)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 19, 2012
Unrealized Appreciation	$ 187,217

Swap Counterparty:	Deutsche Bank AG
Effective Date:	December 15, 2006
Notional Amount:	10,100,000 EUR
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6-Month EUR Euribor)
Termination Date:	December 15, 2011
Unrealized Appreciation	$ 39,540

Swap Counterparty:	Deutsche Bank AG
Effective Date:	June 15, 2007
Notional Amount:	3,000,000 EUR
Payments Made by Fund:	Floating Rate (6-Month EUR-Euribor)
Payments Received by Fund:	Fixed Rate, 4.00%
Termination Date:	December 15, 2011
Unrealized Appreciation	$ 34,364

Swap Counterparty:	Deutsche Bank AG
Effective Date:	September 19, 2007
Notional Amount:	5,100,000 EUR
Payments Made by Fund:	Floating Rate (6-Month EUR Euribor)
Payments Received by Fund:	Fixed Rate, 4.00%
Termination Date:	September 19, 2012
Unrealized Appreciation	$ 78,539

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	December 19, 2007
Notional Amount:	13,000,000 EUR
Payments Made by Fund:	Floating Rate (6-Month EUR Euribor)
Payments Received by Fund:	Fixed Rate, 4.00%
Termination Date:	December 19, 2009
Unrealized Depreciation	$ (25,852)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	June 15, 2007
Notional Amount:	51,900,000 EUR
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6-Month EUR Euribor)
Termination Date:	December 15, 2011
Unrealized Depreciation	$ (283,351)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	June 15, 2007
Notional Amount:	1,300,000 EUR
Payments Made by Fund:	Floating Rate (French CPI Ex Tobacco Daily Reference Index)
Payments Received by Fund:	Fixed Rate, 2.08%
Termination Date:	June 15, 2012
Unrealized Depreciation	$ (10,490)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	March 19, 2008
Notional Amount:	1,200,000 EUR
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6-Month EUR Euribor)
Termination Date:	March 19, 2038
Unrealized Depreciation	$ (63,714)

Swap Counterparty:	Morgan Stanley
Effective Date:	January 11, 2005
Notional Amount:	3,900,000 EUR
Payments Made by Fund:	Fixed Rate, 6.00%
Payments Received by Fund:	Floating Rate (6-Month EUR Euribor)
Termination Date:	June 18, 2034
Unrealized Depreciation	$ (29,957)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 15, 2007
Notional Amount:	1,800,000 GBP
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 15, 2009
Unrealized Depreciation	$ (24,615)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	March 20, 2008
Notional Amount:	400,000 GBP
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	March 20, 2010
Unrealized Appreciation	$ 226

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2005
Notional Amount:	500,000 GBP
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2015
Unrealized Depreciation	$ (40,568)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2015
Notional Amount:	4,100,000 GBP
Payments Made by Fund:	Fixed Rate, 4.50%
Payments Received by Fund:	Floating Rate (6-Month GBP-LIBOR)
Termination Date:	September 15, 2017
Unrealized Appreciation	$ 6,988

Swap Counterparty:	Barclays Bank PLC
Effective Date:	December 15, 2015
Notional Amount:	3,500,000 GBP
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6-Month GBP-LIBOR)
Termination Date:	December 15, 2035
Unrealized Appreciation	$ 264,639

Swap Counterparty:	Deutsche Bank AG
Effective Date:	September 15, 2006
Notional Amount:	400,000 GBP
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2015
Unrealized Depreciation	$ (12,747)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	June 12, 2006
Notional Amount:	100,000 GBP
Payments Made by Fund:	Fixed Rate, 4.25%
Payments Received by Fund:	Floating Rate (6-Month GBP-LIBOR)
Termination Date:	June 12, 2036
Unrealized Appreciation	$ 17,155

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	June 15, 2007
Notional Amount:	500,000 GBP
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 15, 2009
Unrealized Depreciation	$ (9,423)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	March 20, 2008
Notional Amount:	5,500,000 GBP
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	March 20, 2013
Unrealized Appreciation	$ 116,997

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	March 20, 2008
Notional Amount:	2,500,000 GBP
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.50%
Termination Date:	March 20, 2013
Unrealized Appreciation	$ 57,226

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	September 15, 2006
Notional Amount:	800,000 GBP
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2015
Unrealized Appreciation	$ 14,170

Swap Counterparty:	HSBC Bank USA
Effective Date:	September 15, 2006
Notional Amount:	4,400,000 GBP
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Depreciation	$ (77,598)

Swap Counterparty:	HSBC Bank USA
Effective Date:	September 15, 2006
Notional Amount:	200,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6-Month GBP-LIBOR)
Termination Date:	September 15, 2015
Unrealized Appreciation	$ 4,094

Swap Counterparty:	HSBC Bank USA
Effective Date:	December 15, 2015
Notional Amount:	400,000 GBP
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6-Month GBP-LIBOR)
Termination Date:	December 15, 2035
Unrealized Appreciation	$ 46,957

Swap Counterparty:	HSBC Bank USA
Effective Date:	June 12, 2006
Notional Amount:	100,000 GBP
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)
Payments Received by Fund:	Fixed Rate, 4.25%
Termination Date:	June 12, 2036
Unrealized Depreciation	$ (10,826)

Swap Counterparty:	J.P. Morgan Chase & Co.
Effective Date:	September 15, 2006
Notional Amount:	800,000 GBP
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2015
Unrealized Depreciation	$ (27,554)

Swap Counterparty:	Morgan Stanley
Effective Date:	June 15, 2007
Notional Amount:	1,800,000 GBP
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 15, 2009
Unrealized Depreciation	$ (32,552)

Swap Counterparty:	Morgan Stanley
Effective Date:	September 15, 2006
Notional Amount:	1,700,000 GBP
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Depreciation	$ (55,148)

Swap Counterparty:	Morgan Stanley
Effective Date:	March 20, 2008
Notional Amount:	1,900,000 GBP
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	March 20, 2018
Unrealized Appreciation	$ 30,962

Swap Counterparty:	Morgan Stanley
Effective Date:	December 15, 2015
Notional Amount:	200,000 GBP
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)
Payments Received by Fund:	Fixed Rate, 4.00%
Termination Date:	December 15, 2035
Unrealized Appreciation	$ 20,997

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	September 15, 2006
Notional Amount:	1,200,000 GBP
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2015
Unrealized Depreciation	$ (42,666)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	December 20, 2007
Notional Amount:	780,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	December 20, 2016
Unrealized Depreciation	$ (339,812)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	December 20, 2006
Notional Amount:	280,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month JPY-LIBOR)
Payments Received by Fund:	Fixed Rate, 2.00%
Termination Date:	December 20, 2025
Unrealized Appreciation	$ 151,838

Swap Counterparty:	Deutsche Bank AG
Effective Date:	March 19, 2008
Notional Amount:	150,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month JPY-LIBOR)
Payments Received by Fund:	Fixed Rate, 1.00%
Termination Date:	March 18, 2009
Unrealized Appreciation	$ 39,966

Swap Counterparty:	Deutsche Bank AG
Effective Date:	June 20, 2007
Notional Amount:	250,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month JPY-LIBOR)
Payments Received by Fund:	Fixed Rate, 1.50%
Termination Date:	June 20, 2012
Unrealized Appreciation	$ 21,023

Swap Counterparty:	Deutsche Bank AG
Effective Date:	December 20, 2007
Notional Amount:	470,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	December 20, 2016
Unrealized Depreciation	$ (204,070)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	December 20, 2007
Notional Amount:	250,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.50%
Payments Received by Fund:	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	December 20, 2027
Unrealized Depreciation	$ (61,034)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	March 19, 2008
Notional Amount:	1,400,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month JPY-LIBOR)
Payments Received by Fund:	Fixed Rate, 1.00%
Termination Date:	March 18, 2009
Unrealized Appreciation	$ 6,656

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	June 20, 2008
Notional Amount:	950,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	June 20, 2010
Unrealized Depreciation	$ (117,718)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	June 20, 2007
Notional Amount:	220,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month JPY-LIBOR)
Payments Received by Fund:	Fixed Rate, 1.50%
Termination Date:	June 20, 2012
Unrealized Appreciation	$ 21,513

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	December 20, 2005
Notional Amount:	1,300,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month JPY-LIBOR)
Payments Received by Fund:	Fixed Rate, 1.50%
Termination Date:	December 20, 2015
Unrealized Depreciation	$ (174,539)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	December 20, 2007
Notional Amount:	850,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	December 20, 2016
Unrealized Depreciation	$ (359,895)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	December 20, 2007
Notional Amount:	270,000,000 JPY
Payments Made by Fund:	Fixed Rate, 3.00%
Payments Received by Fund:	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	June 20, 2036
Unrealized Depreciation	$ (185,469)

Swap Counterparty:	J.P. Morgan Chase & Co.
Effective Date:	December 20, 2004
Notional Amount:	40,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	December 20, 2013
Unrealized Appreciation	$ 9,236

Swap Counterparty:	Morgan Stanley
Effective Date:	March 19, 2008
Notional Amount:	2,750,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month JPY-LIBOR)
Payments Received by Fund:	Fixed Rate, 1.00%
Termination Date:	March 18, 2009
Unrealized Appreciation	$ 12,743

Swap Counterparty:	Morgan Stanley
Effective Date:	June 20, 2007
Notional Amount:	270,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month JPY-LIBOR)
Payments Received by Fund:	Fixed Rate, 1.50%
Termination Date:	June 20, 2012
Unrealized Appreciation	$ 21,396

Swap Counterparty:	Morgan Stanley
Effective Date:	September 27, 2006
Notional Amount:	400,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.98%
Payments Received by Fund:	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	September 27, 2016
Unrealized Depreciation	$ (102,776)

Swap Counterparty:	Morgan Stanley
Effective Date:	June 20, 2007
Notional Amount:	270,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.50%
Payments Received by Fund:	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	June 20, 2036
Unrealized Depreciation	$ (101,359)

Swap Counterparty:	UBS Securities LLC
Effective Date:	September 18, 2007
Notional Amount:	1,930,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month JPY-LIBOR)
Payments Received by Fund:	Fixed Rate, 1.00%
Termination Date:	September 18, 2008
Unrealized Depreciation	$ (34,896)

Swap Counterparty:	UBS Securities LLC
Effective Date:	March 19, 2008
Notional Amount:	1,190,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.00%
Payments Received by Fund:	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	March 18, 2009
Unrealized Appreciation	$ 290,794

Swap Counterparty:	UBS Securities LLC
Effective Date:	June 20, 2007
Notional Amount:	440,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month JPY-LIBOR)
Payments Received by Fund:	Fixed Rate, 1.50%
Termination Date:	June 20, 2012
Unrealized Appreciation	$ 39,535

Swap Counterparty:	UBS Securities LLC
Effective Date:	June 20, 2007
Notional Amount:	90,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.50%
Payments Received by Fund:	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	June 20, 2036
Unrealized Depreciation	$ (23,472)

Swap Counterparty:	J.P. Morgan Chase & Co.
Effective Date:	October 6, 2006
Notional Amount:	7,000,000 MXN
Payments Made by Fund:	Floating Rate (28 Day Mexico Interbank TIIE Banxico)
Payments Received by Fund:	Fixed Rate, 8.84%
Termination Date:	September 23, 2016
Unrealized Appreciation	$ 19,727

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	September 18, 2006
Notional Amount:	15,000,000 MXN
Payments Made by Fund:	Floating Rate (28 Day Mexico Interbank TIIE Banxico)
Payments Received by Fund:	Fixed Rate, 8.72%
Termination Date:	September 5, 2016
Unrealized Depreciation	$ (4,403)

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	November 17, 2006
Notional Amount:	14,900,000 MXN
Payments Made by Fund:	Floating Rate (28 Day Mexico Interbank TIIE Banxico)
Payments Received by Fund:	Fixed Rate, 8.17%
Termination Date:	November 4, 2016
Unrealized Depreciation	$ (28,125)

Swap Counterparty:	Bank of America
Effective Date:	June 18, 2008
Notional Amount:	7,700,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 18, 2009
Unrealized Appreciation	$ 87,862

Swap Counterparty:	Bank of America
Effective Date:	January 0, 1900
Notional Amount:	1,900,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 18, 2010
Unrealized Appreciation	$ 11,560

Swap Counterparty:	Bank of America
Effective Date:	December 19, 2007
Notional Amount:	4,700,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	December 19, 2012
Unrealized Appreciation	$ 170,084

Swap Counterparty:	Bank of America
Effective Date:	December 18, 2013
Notional Amount:	32,000,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)
Termination Date:	December 18, 2015
Unrealized Depreciation	$ (155,405)

Swap Counterparty:	Bank of America
Effective Date:	December 19, 2007
Notional Amount:	2,800,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	December 19, 2017
Unrealized Appreciation	$ 186,614

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 20, 2007
Notional Amount:	400,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)
Termination Date:	June 20, 2017
Unrealized Depreciation	$ (12,299)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	December 19, 2007
Notional Amount:	8,700,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	December 19, 2017
Unrealized Appreciation	$ 475,587

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 20, 2007
Notional Amount:	2,000,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)
Termination Date:	June 20, 2037
Unrealized Appreciation	$ 65,725

Swap Counterparty:	Barclays Bank PLC
Effective Date:	December 19, 2007
Notional Amount:	2,700,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)
Termination Date:	December 19, 2037
Unrealized Depreciation	$ (223,045)

Swap Counterparty:	Credit Suisse Securities (USA) LLC
Effective Date:	December 19, 2007
Notional Amount:	3,400,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	December 19, 2012
Unrealized Appreciation	$ 129,482

Swap Counterparty:	Credit Suisse Securities (USA) LLC
Effective Date:	June 20, 2007
Notional Amount:	2,700,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)
Termination Date:	June 20, 2017
Unrealized Depreciation	$ (75,812)

Swap Counterparty:	Credit Suisse Securities (USA) LLC
Effective Date:	December 19, 2007
Notional Amount:	6,100,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	December 19, 2017
Unrealized Appreciation	$ 295,356

Swap Counterparty:	Deutsche Bank AG
Effective Date:	June 18, 2008
Notional Amount:	25,100,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 18, 2009
Unrealized Appreciation	$ 285,653

Swap Counterparty:	Deutsche Bank AG
Effective Date:	December 17, 2008
Notional Amount:	900,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	December 17, 2009
Unrealized Appreciation	$ 9,528

Swap Counterparty:	Deutsche Bank AG
Effective Date:	June 18, 2008
Notional Amount:	32,400,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 4.00%
Termination Date:	June 18, 2010
Unrealized Appreciation	$ 41,643

Swap Counterparty:	Deutsche Bank AG
Effective Date:	December 19, 2007
Notional Amount:	14,600,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	December 19, 2012
Unrealized Appreciation	$ 523,965

Swap Counterparty:	Deutsche Bank AG
Effective Date:	December 19, 2007
Notional Amount:	5,900,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)
Termination Date:	December 19, 2014
Unrealized Depreciation	$ (416,993)

Swap Counterparty:	Lehman Brothers, Inc.
Effective Date:	June 20, 2007
Notional Amount:	1,600,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)
Termination Date:	June 20, 2017
Unrealized Depreciation	$ (82,574)

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	December 19, 2007
Notional Amount:	4,400,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)
Termination Date:	December 19, 2012
Unrealized Appreciation	$ 100,927

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	June 20, 2007
Notional Amount:	1,900,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)
Termination Date:	June 20, 2017
Unrealized Depreciation	$ (97,600)

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	December 19, 2007
Notional Amount:	1,100,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	December 19, 2017
Unrealized Appreciation	$ 77,182

Swap Counterparty:	Morgan Stanley
Effective Date:	June 20, 2007
Notional Amount:	300,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 20, 2037
Unrealized Appreciation	$ 9,865

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	December 19, 2007
Notional Amount:	6,400,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	December 19, 2009
Unrealized Appreciation	$ 105,360

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	December 19, 2007
Notional Amount:	4,800,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	December 19, 2012
Unrealized Appreciation	$ 170,342

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	December 19, 2007
Notional Amount:	1,600,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)
Termination Date:	December 19, 2014
Unrealized Depreciation	$ (120,539)

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	June 20, 2007
Notional Amount:	7,800,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)
Termination Date:	June 20, 2017
Unrealized Depreciation	$ (268,158)

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	December 19, 2007
Notional Amount:	11,600,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)
Termination Date:	December 19, 2017
Unrealized Appreciation	$ 1,023,876

Swap Counterparty:	UBS Securities LLC
Effective Date:	December 19, 2007
Notional Amount:	1,700,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)
Termination Date:	December 19, 2008
Unrealized Appreciation	$ 13,143

Swap Counterparty:	UBS Securities LLC
Effective Date:	December 19, 2007
Notional Amount:	200,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	December 19, 2012
Unrealized Appreciation	$ 8,408

Notes to Schedules of Investments (unaudited) (continued)

At November 30, 2007, International Fixed Investments held the following credit default swap contracts:

Credit Default Swaps
International Fixed Income Investments

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 20, 2007
Reference Entity:	Dow Jones I Traxx
Notional Amount:	2,400,000 EUR
Termination Date:	December 20, 2012
Unrealized Depreciation	$ (3,437)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 20, 2006
Reference Entity:	Dow Jones I Traxx
Notional Amount:	200,000 EUR
Termination Date:	December 20, 2016
Unrealized Appreciation	$ 269

Swap Counterparty:	BNP Paribas Bank
Effective Date:	September 20, 2006
Reference Entity:	Dow Jones I Traxx
Notional Amount:	600,000 EUR
Termination Date:	December 20, 2016
Unrealized Appreciation	$ 802

Swap Counterparty:	Deutsche Bank AG
Effective Date:	September 20, 2006
Reference Entity:	Dow Jones I Traxx
Notional Amount:	100,000 EUR
Termination Date:	December 20, 2016
Unrealized Appreciation	$ 1,363

Swap Counterparty:	HSBC Bank USA
Effective Date:	September 20, 2006
Reference Entity:	Dow Jones I Traxx
Notional Amount:	100,000 EUR
Termination Date:	December 20, 2016
Unrealized Appreciation	$ 136

Swap Counterparty:	J.P. Morgan Chase & Co.
Effective Date:	September 20, 2006
Reference Entity:	Dow Jones I Traxx
Notional Amount:	100,000 EUR
Termination Date:	December 20, 2016
Unrealized Appreciation	$ 135

Swap Counterparty:	Bank of America
Effective Date:	April 6, 2007
Reference Entity:	Lehman Brothers Holdings Inc.
Notional Amount:	500,000 USD
Termination Date:	June 20, 2008
Unrealized Depreciation	$ (4,190)

Swap Counterparty:	Bank of America
Effective Date:	April 6, 2007
Reference Entity:	Merrill Lynch & Co. Inc.
Notional Amount:	600,000 USD
Termination Date:	June 20, 2008
Unrealized Depreciation	$ (4,561)

Swap Counterparty:	Bank of America
Effective Date:	October 25, 2007
Reference Entity:	HSBC Finance Corp.
Notional Amount:	200,000 USD
Termination Date:	June 20, 2012
Unrealized Appreciation	$ 6,233

Swap Counterparty:	Bank of America
Effective Date:	June 2, 2007
Reference Entity:	Globalsantafe Corp.
Notional Amount:	100,000 USD
Termination Date:	June 20, 2012
Unrealized Depreciation	$ (1,138)

Swap Counterparty:	Bank of America
Effective Date:	June 2, 2007
Reference Entity:	Nabors Industries Inc.
Notional Amount:	100,000 USD
Termination Date:	June 20, 2012
Unrealized Depreciation	$ (21)

Swap Counterparty:	Bank of America
Effective Date:	May 4, 2007
Reference Entity:	Nabors Industries Inc.
Notional Amount:	100,000 USD
Termination Date:	June 20, 2012
Unrealized Depreciation	$ (52)

Swap Counterparty:	Bank of America
Effective Date:	June 2, 2007
Reference Entity:	Noble Corp.
Notional Amount:	100,000 USD
Termination Date:	June 20, 2012
Unrealized Depreciation	$ (459)

Swap Counterparty:	Bank of America
Effective Date:	October 3, 2007
Reference Entity:	Ford Motor Credit Co. LLC
Notional Amount:	200,000 USD
Termination Date:	December 20, 2012
Unrealized Depreciation	$ (9,740)

Swap Counterparty:	Bank of America
Effective Date:	June 6, 2007
Reference Entity:	Diamond Offshore Drilling Inc.
Notional Amount:	300,000 USD
Termination Date:	June 20, 2017
Unrealized Depreciation	$ (1,465)

Swap Counterparty:	Bank of America
Effective Date:	May 4, 2007
Reference Entity:	Transocean Inc.
Notional Amount:	100,000 USD
Termination Date:	June 20, 2017
Unrealized Appreciation	$ 798

Swap Counterparty:	Barclays Bank PLC
Effective Date:	October 31, 2006
Reference Entity:	Ryder System Inc.
Notional Amount:	200,000 USD
Termination Date:	March 20, 2009
Unrealized Appreciation	$ 381

Swap Counterparty:	Barclays Bank PLC
Effective Date:	November 1, 2006
Reference Entity:	Sealed Air Corp.
Notional Amount:	200,000 USD
Termination Date:	June 20, 2009
Unrealized Appreciation	$ 323

Swap Counterparty:	Barclays Bank PLC
Effective Date:	November 4, 2006
Reference Entity:	National Grid PLC
Notional Amount:	300,000 USD
Termination Date:	June 20, 2011
Unrealized Appreciation	$ 2,073

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 27, 2006
Reference Entity:	XL Capital Europe PLC
Notional Amount:	100,000 USD
Termination Date:	March 20, 2012
Unrealized Appreciation	$ 3,229

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 2, 2007
Reference Entity:	American Electric Power Co., Inc.
Notional Amount:	100,000 USD
Termination Date:	June 20, 2012
Unrealized Appreciation	$ 1,035

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 2, 2007
Reference Entity:	Capital One Bank
Notional Amount:	400,000 USD
Termination Date:	June 20, 2012
Unrealized Appreciation	$ 23,388

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 2, 2007
Reference Entity:	Weyerhaeuser Co.
Notional Amount:	100,000 USD
Termination Date:	June 20, 2017
Unrealized Appreciation	$ 2,225

Swap Counterparty:	Bear Stearns & Co., Inc.
Effective Date:	September 22, 2006
Reference Entity:	CNA Financial Corp.
Notional Amount:	100,000 USD
Termination Date:	September 20, 2011
Unrealized Appreciation	$ 822

Swap Counterparty:	Bear Stearns & Co., Inc.
Effective Date:	September 27, 2006
Reference Entity:	HJ Heinz Finance Co.
Notional Amount:	100,000 USD
Termination Date:	March 20, 2012
Unrealized Depreciation	$ (350)

Swap Counterparty:	Bear Stearns & Co., Inc.
Effective Date:	May 4, 2007
Reference Entity:	Diamond Offshore Drilling Inc.
Notional Amount:	100,000 USD
Termination Date:	June 20, 2012
Unrealized Appreciation	$ 69

Swap Counterparty:	Bear Stearns & Co., Inc.
Effective Date:	October 28, 2006
Reference Entity:	Goldman Sachs Group Inc.
Notional Amount:	200,000 USD
Termination Date:	March 20, 2016
Unrealized Appreciation	$ 4,266

Swap Counterparty:	Credit Suisse Securities (USA) LLC
Effective Date:	October 12, 2006
Reference Entity:	Centerpoint Energy Inc.
Notional Amount:	200,000 USD
Termination Date:	June 20, 2008
Unrealized Depreciation	$ (104)

Swap Counterparty:	Credit Suisse Securities (USA) LLC
Effective Date:	October 18, 2006
Reference Entity:	ISTAR Financial
Notional Amount:	300,000 USD
Termination Date:	March 20, 2012
Unrealized Appreciation	$ 39,461

Swap Counterparty:	Deutsche Bank AG
Effective Date:	April 6, 2007
Reference Entity:	Bear Stearns Cos., Inc.
Notional Amount:	200,000 USD
Termination Date:	June 20, 2008
Unrealized Depreciation	$ (2,224)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	April 5, 2007
Reference Entity:	Goldman Sachs Group Inc.
Notional Amount:	500,000 USD
Termination Date:	June 20, 2008
Unrealized Depreciation	$ (1,797)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	April 5, 2007
Reference Entity:	Lehman Brothers Holdings Inc.
Notional Amount:	700,000 USD
Termination Date:	June 20, 2008
Unrealized Depreciation	$ (5,814)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	April 5, 2007
Reference Entity:	Merrill Lynch & Co. Inc.
Notional Amount:	900,000 USD
Termination Date:	June 20, 2008
Unrealized Depreciation	$ (6,942)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	September 19, 2006
Reference Entity:	Ace Ina Holdings Inc.
Notional Amount:	100,000 USD
Termination Date:	June 20, 2014
Unrealized Appreciation	$ 667

Swap Counterparty:	Deutsche Bank AG
Effective Date:	September 19, 2006
Reference Entity:	Tate & Lyle International
Notional Amount:	100,000 USD
Termination Date:	December 20, 2014
Unrealized Appreciation	$ 1,399

Swap Counterparty:	Deutsche Bank AG
Effective Date:	March 21, 2007
Reference Entity:	Dow Jones CDX 10Y
Notional Amount:	2,600,000 USD
Termination Date:	June 20, 2017
Unrealized Appreciation	$ 42,156

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	May 16, 2007
Reference Entity:	RSHB Capital SA
Notional Amount:	300,000 USD
Termination Date:	May 20, 2012
Unrealized Depreciation	$ (18,299)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	July 26, 2007
Reference Entity:	Dow Jones CDX HY Index
Notional Amount:	300,000 USD
Termination Date:	June 20, 2012
Unrealized Appreciation	$ 10,017

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	June 2, 2007
Reference Entity:	Carnival Corp.
Notional Amount:	100,000 USD
Termination Date:	June 20, 2012
Unrealized Appreciation	$ 1,185

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	June 7, 2007
Reference Entity:	Nabors Industries Inc.
Notional Amount:	200,000 USD
Termination Date:	June 20, 2012
Unrealized Appreciation	$ 323

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	April 14, 2007
Reference Entity:	SLM Corp.
Notional Amount:	100,000 USD
Termination Date:	June 20, 2012
Unrealized Depreciation	$ (6,866)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	March 21, 2007
Reference Entity:	Dow Jones CDX 10Y Index
Notional Amount:	17,600,000 USD
Termination Date:	June 20, 2017
Unrealized Appreciation	$ 213,739

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	June 2, 2007
Reference Entity:	International Paper Co.
Notional Amount:	100,000 USD
Termination Date:	June 20, 2017
Unrealized Appreciation	$ 189

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	June 2, 2007
Reference Entity:	Meadwestvaco Corp.
Notional Amount:	100,000 USD
Termination Date:	June 20, 2017
Unrealized Depreciation	$ (224)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	June 6, 2007
Reference Entity:	Transocean Inc.
Notional Amount:	300,000 USD
Termination Date:	June 20, 2017
Unrealized Appreciation	$ 3,309

Swap Counterparty:	HSBC Bank USA
Effective Date:	February 8, 2007
Reference Entity:	Russian Federation
Notional Amount:	600,000 USD
Termination Date:	February 20, 2008
Unrealized Depreciation	$ (73)

Swap Counterparty:	J.P. Morgan Chase & Co.
Effective Date:	August 3, 2006
Reference Entity:	Federative Republic of Brazil
Notional Amount:	2,000,000 USD
Termination Date:	August 20, 2011
Unrealized Appreciation	$ 46,904

Swap Counterparty:	J.P. Morgan Chase & Co.
Effective Date:	September 27, 2006
Reference Entity:	CNA Financial Corp.
Notional Amount:	100,000 USD
Termination Date:	March 20, 2012
Unrealized Appreciation	$ 822

Swap Counterparty:	Lehman Brothers, Inc.
Effective Date:	August 9, 2006
Reference Entity:	Federative Republic of Brazil
Notional Amount:	3,400,000 USD
Termination Date:	August 20, 2011
Unrealized Appreciation	$ 71,534

Swap Counterparty:	Lehman Brothers, Inc.
Effective Date:	July 28, 2007
Reference Entity:	Dow Jones CDX HY Index
Notional Amount:	100,000 USD
Termination Date:	June 20, 2012
Unrealized Appreciation	$ 7,000

Swap Counterparty:	Lehman Brothers, Inc.
Effective Date:	March 21, 2007
Reference Entity:	Dow Jones CDX IG8 Index
Notional Amount:	5,700,000 USD
Termination Date:	June 20, 2012
Unrealized Appreciation	$ 23,521

Swap Counterparty:	Lehman Brothers, Inc.
Effective Date:	August 8, 2007
Reference Entity:	GMAC
Notional Amount:	400,000 USD
Termination Date:	September 20, 2012
Unrealized Depreciation	$ (11,975)

Swap Counterparty:	Lehman Brothers, Inc.
Effective Date:	June 6, 2007
Reference Entity:	Meadwestvaco Corp.
Notional Amount:	300,000 USD
Termination Date:	June 20, 2017
Unrealized Depreciation	$ (187)

Swap Counterparty:	Lehman Brothers, Inc.
Effective Date:	June 6, 2007
Reference Entity:	Weyerhaeuser Co.
Notional Amount:	100,000 USD
Termination Date:	June 20, 2017
Unrealized Appreciation	$ 2,202

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	May 15, 2007
Reference Entity:	Morgan Stanley Bank AG
Notional Amount:	200,000 USD
Termination Date:	May 20, 2012
Unrealized Depreciation	$ (8,263)

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	August 10, 2007
Reference Entity:	Dow Jones CDX HY Index
Notional Amount:	2,000,000 USD
Termination Date:	June 20, 2012
Unrealized Depreciation	$ (24,873)

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	July 31, 2007
Reference Entity:	Dow Jones CDX HY Index
Notional Amount:	300,000 USD
Termination Date:	June 20, 2012
Unrealized Appreciation	$ 20,538

Swap Counterparty:	Morgan Stanley
Effective Date:	August 2, 2006
Reference Entity:	Federative Republic of Brazil
Notional Amount:	2,000,000 USD
Termination Date:	August 20, 2011
Unrealized Appreciation	$ 49,503

Swap Counterparty:	Morgan Stanley
Effective Date:	June 9, 2007
Reference Entity:	Weyerhaeuser Co.
Notional Amount:	100,000 USD
Termination Date:	June 20, 2017
Unrealized Appreciation	$ 1,504

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	October 26, 2006
Reference Entity:	Landsbanki Islands hf
Notional Amount:	200,000 USD
Termination Date:	September 20, 2009
Unrealized Appreciation	$ 4,604

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	September 19, 2006
Reference Entity:	Daimler Finance North America
Notional Amount:	100,000 USD
Termination Date:	September 20, 2011
Unrealized Depreciation	$ (671)

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	August 8, 2007
Reference Entity:	Supervalu Inc.
Notional Amount:	100,000 USD
Termination Date:	September 20, 2012
Unrealized Appreciation	$ 4,201

Swap Counterparty:	UBS Securities LLC
Effective Date:	April 5, 2007
Reference Entity:	AIG, Inc.
Notional Amount:	1,200,000 USD
Termination Date:	June 20, 2008
Unrealized Depreciation	$ (3,998)

Swap Counterparty:	UBS Securities LLC
Effective Date:	September 27, 2006
Reference Entity:	Capital One Financial Corp.
Notional Amount:	100,000 USD
Termination Date:	September 20, 2011
Unrealized Appreciation	$ 5,963

Swap Counterparty:	Wachovia Bank N.A.
Effective Date:	May 4, 2007
Reference Entity:	Globalsantafe Corp.
Notional Amount:	100,000 USD
Termination Date:	June 20, 2012
Unrealized Depreciation	$ (1,392)

Notes to Schedules of Investments (unaudited) (continued)

At November 30, 2007, Core Fixed Income Investments and International Fixed Income Investments had total net unrealized appreciation of $5,053,544 and $1,252,791, respectively, from swap contracts.

During the period ended November 30, 2007, Core Fixed Income Investments entered into mortgage dollar roll transactions in the aggregate amount of $ 22,097,524.

At November 30, 2007, Core Fixed Income Investments had no outstanding mortgage dollar rolls.

For the period ended November 30, 2007, Core Fixed Income Investments recorded interest income of $ (145,773) related to such mortgage rolls.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By	/s/ JAMES J. TRACY
James J. Tracy
Chief Executive Officer

Date January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. TRACY
James J. Tracy
Chief Executive Officer

Date: January 28, 2008

By:	/s/ JAMES WALKER
James Walker
Chief Financial Officer

Date: January 28, 2008